Direxion Auspice Broad Commodity Strategy ETF (Consolidated)

Schedule of Investments (Unaudited)

January 31, 2021

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	72,459,250

TOTAL NET ASSETS - 100.0%	$72,459,250

Percentages are stated as a percent of net assets.

(a)	$3,903,572 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2021

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation
Copper	3/29/2021	87	$7,734,300	$(47,850)	$832,441
Corn	12/14/2021	334	7,435,675	108,550	553,999
Cotton No. 2	3/9/2021	262	10,563,840	93,010	965,702
Gasoline RBOB	11/30/2021	81	4,854,994	(37,082)	366,324
Silver	3/29/2021	18	2,422,260	89,280	222,578
Soybean	11/12/2021	121	6,915,150	71,088	783,625
Sugar	9/30/2021	344	5,567,296	26,970	581,424
Wheat	7/14/2021	200	6,430,000	115,000	577,262
WTI Crude Oil	11/19/2021	93	4,624,890	(14,880)	306,171
NY Harbor ULSD	5/28/2021	85	5,679,156	(13,210)	532,073

			$62,227,561	$390,876	$5,721,599

All futures contracts held by Direxion BCS Fund Ltd.

Direxion Connected Consumer ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 5.0%
19,176	Huami Corp. ADR (China) (a)	$262,903
1,071	Teladoc Health, Inc. (a)	282,562

		545,465

Ambulatory Health Care Services - 6.8%
7,904	1Life Healthcare, Inc. (a)	399,942
12,770	MEDNAX, Inc. (a)	348,238

		748,180

Broadcasting (except Internet) - 2.4%
5,289	Comcast Corp. Class A	262,176

Computer and Electronic Product Manufacturing - 4.2%
1,819	Apple, Inc.	240,035
416	NVIDIA Corp.	216,150

		456,185

Educational Services - 11.5%
2,444	Grand Canyon Education Inc. (a)	207,593
1,556	New Oriental Education & Technology Group, Inc. ADR (China) (a)	260,630
16,490	Perdoceo Education Corp. (a)	195,077
2,342	Strategic Education Inc.	206,963
6,363	Stride, Inc. (a)	163,847
2,994	TAL Education Group ADR (China) (a)	230,179

		1,264,289

Insurance Carriers and Related Activities - 1.5%
3,535	eHealth, Inc. (a)	169,150

Merchant Wholesalers, Durable Goods - 2.6%
6,300	Weibo Corp. ADR (China) (a)	287,154

Miscellaneous Manufacturing - 10.4%
6,087	BioTelemetry, Inc. (a)	434,977
2,624	Peloton Interactive, Inc. (a)	383,445
24,381	SmileDirectClub, Inc. (a)	323,780

		1,142,202

Motion Picture and Sound Recording Industries - 7.4%
432	Netflix, Inc. (a)	229,992
1,382	Take-Two Interactive Software, Inc. (a)	277,022
5,387	World Wrestling Entertainment, Inc.	303,450

		810,464

Nonstore Retailers - 2.0%
68	Amazon.com, Inc. (a)	218,022

Other Information Services - 7.5%
139	Alphabet, Inc. Class A (a)	254,003
3,065	Chegg, Inc. (a)	291,972
5,472	Twitter, Inc. (a)	276,500

		822,475

Performing Arts, Spectator Sports, and Related Industries - 4.6%
2,863	Activision Blizzard, Inc.	260,533
1,712	Electronic Arts, Inc.	245,158

		505,691

Professional, Scientific, and Technical Services - 3.9%
5,484	2U, Inc. (a)	224,295
790	Facebook, Inc. (a)	204,081

		428,376

Publishing Industries (except Internet) - 16.7%
2,869	GSX Techedu, Inc. ADR (China) (a)	301,274
7,566	John Wiley & Sons, Inc. Class A	345,085
2,448	PTC, Inc. (a)	325,363
10,154	Snap, Inc. (a)	537,553
905	Twilio, Inc. (a)	325,284

		1,834,559

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.1%
10,758	iQIYI, Inc. ADR (China) (a)	235,062

Specialty Trade Contractors - 2.5%
2,420	NetEase.com, Inc. ADR (China)	278,276

Telecommunications - 8.8%
13,899	8x8, Inc. (a)	489,940
2,823	JOYY, Inc. ADR (China)	259,829
565	Zoom Video Communications, Inc. (a)	210,219

		959,988

	TOTAL COMMON STOCKS (Cost $8,845,188)	$10,967,714

	TOTAL INVESTMENTS (Cost $8,845,188) - 99.9%	$10,967,714
	Other Assets in Excess of Liabilities - 0.1%	13,074

	TOTAL NET ASSETS - 100.0%	$10,980,788

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Dynamic Hedge ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 94.3%
16,192	iShares Core S&P 500 ETF (a)	$6,015,652

	TOTAL INVESTMENT COMPANIES (Cost $5,183,221)	$6,015,652

	TOTAL INVESTMENTS (Cost $5,183,221) - 94.3%	$6,015,652
	Other Assets in Excess of Liabilities - 5.7%	362,013

	TOTAL NET ASSETS - 100.0%	$6,377,665

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	0.3285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	11	$42,168	$(1,304)

Direxion Fallen Knives ETF
Schedule of Investments (Unaudited)
January 31, 2021
Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 0.5%
183	Revolve Group, Inc. (a)	$6,800
1,789	TrueBlue Inc. (a)	33,258

		40,058

Ambulatory Health Care Services - 7.7%
3,835	Novocure Ltd. ADR (Israel) (a)	617,282

Apparel Manufacturing - 3.1%
9,863	Gildan Activewear Inc. ADR (Canada)	245,786

Beverage and Tobacco Product Manufacturing - 0.5%
648	MGP Ingredients, Inc.	37,519

Chemical Manufacturing - 8.0%
3,339	bluebird bio, Inc. (a)	148,752
544	Eagle Pharmaceuticals, Inc. (a)	25,389
893	Inter Parfums, Inc.	55,527
2,436	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	378,798
2,682	Vanda Pharmaceuticals, Inc. (a)	38,460

		646,926

Computer and Electronic Product Manufacturing - 2.7%
1,659	Ambarella Inc. (a)	156,543
1,092	IMPINJ, Inc. (a)	57,843

		214,386

Credit Intermediation and Related Activities - 18.7%
685	BancFirst Corp.	39,477
15,408	Fifth Third Bancorp	445,753
5,932	Hope Bancorp, Inc.	66,320
33,082	Huntington Bancshares, Inc.	437,509
5,813	PacWest Bancorp	175,495
4,940	Western Alliance Bancorp	336,809

		1,501,363

Data Processing, Hosting and Related Services - 3.0%
4,971	PagSeguro Digital Ltd. ADR (Brazil) (a)	243,330

Educational Services - 4.3%
2,365	Grand Canyon Education, Inc. (a)	200,883
3,475	Perdoceo Education Corp. (a)	41,109
1,218	Strategic Education Inc.	107,635

		349,627

Electrical Equipment, Appliance, and Component Manufacturing - 3.0%
1,987	Acuity Brands, Inc.	238,917

Fabricated Metal Product Manufacturing - 2.6%
1,226	RBC Bearings, Inc. (a)	205,147

Food Manufacturing - 1.5%
763	J&J Snack Foods Corp.	116,480

Food Services and Drinking Places - 1.4%
3,554	Yelp, Inc. (a)	115,825

Insurance Carriers and Related Activities - 14.5%
3,896	Cincinnati Financial Corp.	327,615
1,434	Employers Holdings, Inc.	43,737

5,559	Essent Group Ltd. ADR	232,533
1,344	Mercury General Corp.	71,245
4,240	NMI Holdings Inc. (a)	89,930
3,335	Reinsurance Group of America, Inc.	350,342
725	Safety Insurance Group, Inc.	53,244

		1,168,646

Leather and Allied Product Manufacturing - 1.6%
3,899	Steven Madden Ltd.	131,006

Machinery Manufacturing - 3.6%
1,752	Dril-Quip, Inc. (a)	52,770
2,195	Glaukos Corp. (a)	194,675
5,501	NOW, Inc. (a)	45,603

		293,048

Merchant Wholesalers, Nondurable Goods - 0.9%
2,240	Core-Mark Holding Co., Inc.	68,701

Miscellaneous Manufacturing - 1.0%
710	Anika Therapeutics, Inc. (a)	26,277
1,104	Inogen Inc. (a)	54,019

		80,296

Oil and Gas Extraction - 0.2%
953	Brigham Minerals Inc.	12,761

Primary Metal Manufacturing - 3.1%
781	Kaiser Aluminum Corp.	67,712
11,817	Tenaris S.A. ADR (Luxembourg)	182,691

		250,403

Professional, Scientific, and Technical Services - 7.7%
3,759	Exact Sciences Corp. (a)	515,584
6,686	MOMO, Inc. ADR (China)	102,162

		617,746

Rental and Leasing Services - 2.3%
3,365	PROG Holdings, Inc.	158,761
1,682	The Aaron’s Company, Inc. (a)	28,493

		187,254

Specialty Trade Contractors - 3.0%
2,730	Emcor Group, Inc.	241,059

Support Activities for Mining - 1.9%
5,276	Helmerich & Payne, Inc.	128,101
3,528	ProPetro Holding Corp. (a)	28,189

		156,290

Transportation Equipment Manufacturing - 3.1%
2,130	Heico Corp. Class A	250,786

	TOTAL COMMON STOCKS (Cost $6,335,310)	$8,030,642

	TOTAL INVESTMENTS (Cost $6,335,310) - 99.9%	$8,030,642
	Other Assets in Excess of Liabilities - 0.1%	9,896

	TOTAL NET ASSETS - 100.0%	$8,040,538

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Flight to Safety Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
January 31, 2021

Shares		Fair Value
COMMON STOCKS - 25.9%
Utilities - 25.9%
1,428	Alliant Energy Corp.	$69,472
1,406	Ameren Corp.	102,244
2,839	American Electric Power Co., Inc.	229,704
1,035	American Water Works Co., Inc.	164,586
693	Atmos Energy Corp.	61,677
323	Avangrid, Inc.	14,945
2,869	CenterPoint Energy, Inc.	60,507
1,632	CMS Energy Corp.	92,828
1,912	Consolidated Edison, Inc.	135,331
4,795	Dominion Energy, Inc.	349,508
1,094	DTE Energy Co.	129,880
4,209	Duke Energy Corp.	395,646
2,165	Edison International	125,916
1,144	Entergy Corp.	109,058
1,295	Evergy, Inc.	69,580
1,958	Eversource Energy	171,325
5,572	Exelon Corp.	231,572
3,096	FirstEnergy Corp.	95,233
11,198	NextEra Energy, Inc.	905,582
2,184	NiSource, Inc.	48,376
643	Pinnacle West Capital Corp.	48,386
4,402	PPL Corp.	121,803
2,892	Public Service Enterprise Group, Inc.	163,196
1,674	Sempra Energy	207,174
6,049	Southern Co.	356,407
1,185	UGI Corp.	42,648
1,804	WEC Energy Group, Inc.	160,376
3,000	Xcel Energy, Inc.	191,970

	TOTAL COMMON STOCKS (Cost $5,181,607)	$4,854,930

INVESTMENT COMPANIES - 66.2%
63,518	iShares 20+ Year Treasury Bond ETF (a)	$9,654,736
157,625	iShares Gold Trust (a)	2,766,319

	TOTAL INVESTMENT COMPANIES (Cost $11,505,840)	$12,421,055

	TOTAL INVESTMENTS (Cost $16,687,447) - 92.1%	$17,275,985
	Other Assets in Excess of Liabilities - 7.9% (b)	1,495,802

	TOTAL NET ASSETS - 100.0%	$18,771,787

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)	$88,000 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

January 31, 2021

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable, net	Unrealized Depreciation
Gold	4/28/2021	8	$1,480,240	$7,280	$(3,790)

All futures contracts held by Direxion FTS Fund Ltd.

Direxion High Growth ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 1.5%
146	Accenture PLC Class A ADR (Ireland)	$35,321
97	Moody’s Corp.	25,827
372	Visa, Inc. Class A	71,889

		133,037

Ambulatory Health Care Services - 0.1%
99	DaVita, Inc. (a)	11,620

Amusement, Gambling, and Recreation Industries - 0.4%
224	The Walt Disney Co. (a)	37,670

Beverage and Tobacco Product Manufacturing - 0.5%
174	Monster Beverage Corp. (a)	15,108
203	PepsiCo, Inc.	27,724

		42,832
Broadcasting (except Internet) - 1.4%
108	Charter Communications, Inc. (a)	65,617
1,097	Comcast Corp. Class A	54,378

		119,995

Building Material and Garden Equipment and Supplies Dealers - 1.3%
236	Lowe’s Companies, Inc.	39,377
270	The Home Depot, Inc.	73,121

		112,498

Chemical Manufacturing - 7.7%
327	Abbott Laboratories	40,414
677	AbbVie, Inc.	69,379
117	Amgen, Inc.	28,247
193	Biogen, Inc. (a)	54,544
363	Eli Lilly and Company	75,493
617	Johnson & Johnson	100,651
102	Linde PLC ADR (Ireland)	25,031
642	Merck & Co., Inc.	49,479
824	Pfizer, Inc.	29,582
593	Procter & Gamble Co.	76,028
97	Quidel Corp. (a)	24,344
62	Regeneron Pharmaceuticals, Inc. (a)	31,238
67	Seagen Inc. (a)	11,006
233	Vertex Pharmaceuticals, Inc. (a)	53,376
49	West Pharmaceutical Services, Inc.	14,675

		683,487

Computer and Electronic Product Manufacturing - 21.8%
434	Advanced Micro Devices, Inc. (a)	37,168
7,408	Apple, Inc.	977,560
18	Bio-Rad Laboratories, Inc. (a)	10,328

1,221	Cisco Systems, Inc.	54,432
157	Danaher Corp.	37,341
37	IDEXX Laboratories, Inc. (a)	17,711
1,764	Intel Corp.	97,920
1,059	NVIDIA Corp.	550,246
239	Qualcomm, Inc.	37,351
99	Teradyne, Inc.	11,234
210	Texas Instruments, Inc.	34,795
109	Thermo Fisher Scientific, Inc.	55,557
519	Vertiv Holdings Co.	10,442

		1,932,085

Couriers and Messengers - 0.6%
132	FedEx Corp.	31,065
154	United Parcel Service, Inc. Class B	23,870

		54,935

Credit Intermediation and Related Activities - 2.6%
1,382	Bank of America Corp.	40,976
339	JPMorgan Chase & Co.	43,619
318	MasterCard, Inc. Class A	100,580
1,344	Synchrony Financial	45,226

		230,401

Electronics and Appliance Stores - 0.2%
147	Best Buy Co., Inc.	15,997

Food and Beverage Stores - 0.2%
563	Kroger Co.	19,423

Food Services and Drinking Places - 0.4%
364	Starbucks Corp.	35,239

General Merchandise Stores - 2.2%
197	Costco Wholesale Corp.	69,429
63	Dollar General Corp.	12,260
233	Target Corp.	42,213
505	Wal-Mart Stores, Inc.	70,947

		194,849

Health and Personal Care Stores - 1.1%
1,394	CVS Health Corp.	99,880

Insurance Carriers and Related Activities - 11.3%
583	Allstate Corp.	62,486
141	Anthem, Inc.	41,874
1,727	Berkshire Hathaway, Inc. Class B (a)	393,532
393	Centene Corp. (a)	23,698
1,147	Cigna Corp.	248,956
96	Humana, Inc.	36,779
575	MetLife, Inc.	27,686
550	Progressive Corp.	47,955
76	RenaissanceRe Holdings Ltd.	11,433
104	Travelers Companies, Inc.	14,175
281	UnitedHealth Group, Inc.	93,736

		1,002,310

Leather and Allied Product Manufacturing - 0.7%
463	NIKE, Inc. Class B	61,852

Machinery Manufacturing - 0.8%
299	Applied Materials, Inc.	28,907
89	Cummins, Inc.	20,863
44	Lam Research Corp.	21,294

		71,064

Merchant Wholesalers, Nondurable Goods - 0.7%
361	McKesson Corp.	62,984

Mining (except Oil and Gas) - 0.2%
281	Newmont Mining Corp.	16,748

Miscellaneous Manufacturing - 0.3%
48	Align Technology, Inc. (a)	25,218

Miscellaneous Store Retailers - 0.3%
122	Etsy, Inc. (a)	24,289

Motion Picture and Sound Recording Industries - 0.6%
96	Netflix, Inc. (a)	51,109

Nonstore Retailers - 11.7%
316	Amazon.com, Inc. (a)	1,013,159
385	eBay, Inc.	21,757

		1,034,916

Other Information Services - 3.8%
92	Alphabet, Inc. Class A (a)	168,117
93	Alphabet, Inc. Class C (a)	170,724

		338,841

Petroleum and Coal Products Manufacturing - 0.5%
1,030	Exxon Mobil Corp.	46,185

Plastics and Rubber Products Manufacturing - 0.1%
254	Berry Plastics Group, Inc. (a)	12,540

Professional, Scientific, and Technical Services - 5.7%
188	Cognizant Technology Solutions Corp. Class A	14,655
1,524	Facebook, Inc. (a)	393,695
107	ServiceNow, Inc. (a)	58,118
47	The Trade Desk, Inc. (a)	36,001

		502,469

Publishing Industries (except Internet) - 8.6%
240	Adobe Systems, Inc. (a)	110,105
104	Cadence Design Systems, Inc. (a)	13,560
72	DocuSign, Inc. (a)	16,768
59	Intuit, Inc.	21,313
2,149	Microsoft Corp.	498,482
327	Oracle Corp.	19,761
242	Square, Inc. (a)	52,262
47	Synopsys, Inc. (a)	12,006
78	Veeva Systems, Inc. (a)	21,562

		765,819

Real Estate - 0.2%
58	Public Storage	13,202

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
27	BlackRock, Inc.	18,934
218	Goldman Sachs Group, Inc.	59,115
38	MarketAxess Holdings, Inc.	20,549
84	MSCI, Inc. Class A	33,205
159	S&P Global, Inc.	50,403
301	T. Rowe Price Group, Inc.	47,101

		229,307

Telecommunications - 3.3%
2,244	AT&T, Inc.	64,246
725	PayPal Holdings, Inc. (a)	169,875
1,075	Verizon Communications, Inc.	58,856

		292,977

Transportation Equipment Manufacturing - 6.4%
1,579	General Motors Co.	80,024
103	Lockheed Martin Corp.	33,147
574	Tesla Motors, Inc. (a)	455,486

		568,657

Truck Transportation - 0.1%
161	Ryder System, Inc.	10,077

	TOTAL COMMON STOCKS (Cost $7,553,108)	$8,854,512

	TOTAL INVESTMENTS (Cost $7,553,108) - 99.9%	$8,854,512
	Other Assets in Excess of Liabilities - 0.1%	11,541

	TOTAL NET ASSETS - 100.0%	$8,866,053

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Moonshot Innovators ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 2.6%
47,744	Workhorse Group, Inc. (a)	$1,638,574

Chemical Manufacturing - 10.8%
78,345	Adverum Biotechnologies, Inc. (a)	965,994
23,576	bluebird bio, Inc. (a)	1,050,311
107,541	Homology Medicines, Inc. (a)	1,306,623
97,806	NantKwest, Inc. (a)	1,846,088
156,765	Orchard Therapeutics PLC ADR (United Kingdom) (a)	901,399
21,094	uniQure N.V. ADR (Netherlands) (a)	746,938

		6,817,353

Computer and Electronic Product Manufacturing - 24.2%
123,241	A10 Networks, Inc. (a)	1,223,783
77,438	Accelerate Diagnostics, Inc. (a)	794,514
11,687	Ambarella Inc. ADR (a)	1,102,785
75,526	Immersion Corp. (a)	955,404
12,482	Mercury Systems, Inc. (a)	886,971
381,915	MicroVision, Inc. (a)	2,713,506
3,586	MongoDB, Inc. (a)	1,325,421
150,588	Nano Dimension Ltd. ADR (Israel) (a)	2,069,079
39,918	Radware Ltd. ADR (Israel) (a)	1,131,675
79,473	Telenav, Inc. (a)	378,292
240,294	Vuzix Corp. (a)	2,655,249

		15,236,679

Data Processing, Hosting and Related Services - 0.7%
32,411	Ooma, Inc. (a)	436,576

Electrical Equipment, Appliance, and Component Manufacturing - 5.8%
52,369	American Superconductor Corp. (a)	1,294,562
37,558	Plug Power, Inc. (a)	2,372,539

		3,667,101

Food Services and Drinking Places - 1.7%
32,502	Yelp, Inc. (a)	1,059,240

Heavy and Civil Engineering Construction - 4.1%
123,241	FuelCell Energy, Inc. (a)	2,558,483

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 1.1%
117,676	VirnetX Holding Corp.	711,940

Machinery Manufacturing - 6.2%
85,485	ExOne Co. (a)	2,371,354
13,096	iRobot Corp. (a)	1,572,830

		3,944,184

Merchant Wholesalers, Durable Goods - 1.6%
48,853	OneConnect Financial Technology Co. Ltd. ADR (a)	1,002,464

Miscellaneous Manufacturing - 1.8%
87,873	Inovio Pharmaceuticals, Inc. (a)	1,120,381

Primary Metal Manufacturing - 1.7%
8,291	Silicon Laboratories, Inc. (a)	1,087,531

Professional, Scientific, and Technical Services - 18.5%
242,614	Adaptimmune Therapeutics PLC ADR (United Kingdom) (a)	1,324,672
5,887	F5 Networks, Inc. (a)	1,153,558
11,594	Fate Therapeutics, Inc. (a)	1,050,764
109,655	Glu Mobile, Inc. (a)	966,060
45,861	Juniper Networks, Inc.	1,119,926
39,007	NetScout Systems, Inc. (a)	1,140,370
83,568	Ribbon Communications, Inc. (a)	610,882
34,132	Vir Biotechnology, Inc. (a)	2,202,879
4,043	Wix.com Ltd. ADR (Israel) (a)	998,823
242,580	Xunlei Ltd. ADR (a)	1,108,591

		11,676,525

Publishing Industries (except Internet) - 7.8%
23,862	Slack Technologies, Inc. (a)	1,006,261
27,260	Tenable Holdings, Inc. (a)	1,349,097

7,922	Varonis Systems, Inc. (a)	1,400,372
116,520	Zynga, Inc. (a)	1,154,713

		4,910,443

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
31,263	Virgin Galactic Holdings, Inc. (a)	1,384,638

Support Activities for Mining - 0.9%
39,185	Energy Recovery, Inc. (a)	542,320

Transit and Ground Passenger Transportation - 1.5%
21,130	Lyft, Inc. (a)	939,440

Transportation Equipment Manufacturing - 6.7%
11,361	AeroVironment, Inc. (a)	1,303,902
51,036	Ballard Power Systems, Inc. ADR (Canada) (a)	1,743,900
44,777	Veoneer, Inc. (a)	1,177,187

		4,224,989

	TOTAL COMMON STOCKS (Cost $51,836,706)	$62,958,861

	TOTAL INVESTMENTS (Cost $51,836,706) - 99.9%	$62,958,861
	Other Assets in Excess of Liabilities - 0.1%	58,104

	TOTAL NET ASSETS - 100.0%	$63,016,965

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion MSCI USA ESG - Leaders vs. Laggards ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 97.7%
Accommodation - 0.3%
91	Vail Resorts, Inc.	$24,202

Administrative and Support Services - 3.9%
509	Accenture PLC Class A ADR (Ireland)	123,137
344	Automatic Data Processing, Inc.	56,801
105	FactSet Research System, Inc.	31,746
719	IHS Markit Ltd. ADR (United Kingdom)	62,611
228	Teladoc Health, Inc. (a)	60,153

		334,448

Ambulatory Health Care Services - 0.4%
267	Quest Diagnostics, Inc.	34,483

Apparel Manufacturing - 0.7%
757	V F Corp.	58,191

Beverage and Tobacco Product Manufacturing - 3.1%
2,707	Coca-Cola Co.	130,342
127	Molson Coors Brewing Co. Class B	6,371
918	PepsiCo, Inc.	125,371

		262,084

Building Material and Garden Equipment and Supplies Dealers - 8.2%
1,726	Lowe’s Companies, Inc.	287,983
1,520	The Home Depot, Inc.	411,646

		699,629

Chemical Manufacturing - 13.0%
1,165	Amgen, Inc.	281,266
84	Clorox Co.	17,595
540	Colgate-Palmolive Co.	42,120
575	Ecolab, Inc.	117,593
2,493	Gilead Sciences, Inc.	163,541
192	International Flavors & Fragrances, Inc.	21,577
226	Kimberly-Clark Corp.	29,855
529	PPG Industries, Inc.	71,261
1,651	Procter & Gamble Co.	211,675
518	Vertex Pharmaceuticals, Inc. (a)	118,663
146	West Pharmaceutical Services, Inc.	43,725

		1,118,871

Computer and Electronic Product Manufacturing - 11.9%
614	Agilent Technologies, Inc.	73,784
3,377	Cisco Systems, Inc.	150,547
138	Cognex Corp.	11,334
515	Hologic, Inc. (a)	41,061
1,143	HP, Inc.	27,821
169	IDEXX Laboratories, Inc. (a)	80,897
712	International Business Machines Corp.	84,806
1,419	Johnson Controls International PLC ADR (Ireland)	70,694
150	Keysight Technologies, Inc. (a)	21,238
136	Motorola Solutions, Inc.	22,787
493	NVIDIA Corp.	256,158
733	Texas Instruments, Inc.	121,451
200	Trimble, Inc. (a)	13,182
124	Waters Corp. (a)	32,819
42	Zebra Technologies Corp. Class A (a)	16,289

		1,024,868

Credit Intermediation and Related Activities - 4.9%
1,889	American Express Co.	219,615
2,201	Bank of New York Mellon Corp.	87,666
545	Northern Trust Corp.	48,608
972	State Street Corp.	68,040

		423,929

Data Processing, Hosting and Related Services - 0.1%
1,028	Hewlett Packard Enterprise Co.	12,686

Electronics and Appliance Stores - 0.7%
531	Best Buy Co., Inc.	57,783

Food Manufacturing - 0.5%
121	Campbell Soup Co.	5,821
406	General Mills, Inc.	23,589

170	Kellogg Co.	10,020

		39,430

Hospitals - 1.0%
538	HCA Healthcare, Inc.	87,414

Insurance Carriers and Related Activities - 3.6%
730	Cigna Corp.	158,447
1,398	Marsh & McLennan Companies, Inc.	153,654

		312,101

Machinery Manufacturing - 3.8%
731	Applied Materials, Inc.	70,673
1,981	Baker Hughes, a GE Co.	39,798
117	Lam Research Corp.	56,622
48	Mettler-Toledo International, Inc. (a)	56,069
457	Trane Technologies PLC ADR (Ireland)	65,511
344	Xylem, Inc.	33,227

		321,900

Merchant Wholesalers, Durable Goods - 6.1%
1,099	3M Co.	193,050
1,094	Fastenal Co.	49,876
284	Henry Schein, Inc. (a)	18,701
1,339	Honeywell International, Inc.	261,601

		523,228

Miscellaneous Manufacturing - 2.6%
3,514	Amcor PLC ADR (United Kingdom)	38,443
1,237	Edwards Lifesciences Corp. (a)	102,152
298	Hasbro, Inc.	27,958
288	ResMed, Inc.	58,052

		226,605

Nonstore Retailers - 0.4%
87	W.W. Grainger, Inc.	31,702

Other Information Services - 5.0%
118	Alphabet, Inc. Class A (a)	215,629
118	Alphabet, Inc. Class C (a)	216,617

		432,246

Petroleum and Coal Products Manufacturing - 1.5%
3,236	ConocoPhillips	129,537

Professional, Scientific, and Technical Services - 1.0%
607	Cerner Corp.	48,627
96	Okta, Inc. (a)	24,865
67	VMware, Inc. (a)	9,236

		82,728

Publishing Industries (except Internet) - 11.4%
384	Adobe Systems, Inc. (a)	176,167
176	Autodesk, Inc. (a)	48,828
223	Cadence Design Systems, Inc. (a)	29,077
208	Intuit, Inc.	75,136
1,943	Microsoft Corp.	450,698
728	Salesforce.com, Inc. (a)	164,208
141	Workday, Inc. (a)	32,082

		976,196

Rail Transportation - 0.4%
180	Kansas City Southern Railway Co.	36,481

Real Estate - 2.0%
508	CBRE Group, Inc. Class A (a)	30,978
816	Healthpeak Properties, Inc.	24,194
1,120	Prologis, Inc.	115,584

		170,756

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.8%
176	Allegion PLC ADR (Ireland)	18,834
421	BlackRock, Inc.	295,230
626	T. Rowe Price Group, Inc.	97,957

		412,021

Support Activities for Mining - 0.5%
834	Hess Corp.	45,019

Support Activities for Transportation - 0.3%
320	Expeditors International of Washington, Inc.	28,646

Telecommunications - 1.2%
135	Equinix, Inc.	99,895

Transportation Equipment Manufacturing - 1.0%
617	Aptiv PLC ADR (Ireland)	82,431

Utilities - 3.4%
474	AES Corp.	11,561
204	CMS Energy Corp.	11,603
238	Consolidated Edison, Inc.	16,846
244	Eversource Energy	21,350
694	Exelon Corp.	28,843
1,396	NextEra Energy, Inc.	112,894
360	Public Service Enterprise Group, Inc.	20,315
753	Southern Co.	44,367
374	Xcel Energy, Inc.	23,932

		291,711

	TOTAL COMMON STOCKS(Cost $7,319,428)	$8,381,221

SHORT TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
320,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.01%(b)	$320,002

	TOTAL SHORT TERM INVESTMENTS (Cost $320,002)	$320,002

	TOTAL INVESTMENTS (Cost $7,639,430) - 101.4% (c)	$8,701,223
	Liabilities in Excess of Other Assets - (1.4)%	(120,449)

	TOTAL NET ASSETS - 100.0%	$8,580,774

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,047,780.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI USA ESG Select ETF	0.4285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	1,701	$4,683,567	$(13,788)

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2785 % representing 1 month LIBOR rate + spread	Total return of iShares MSCI USA ESG Select ETF	Credit Suisse Capital LLC	12/7/2021	2,071	$4,364,198	$(107,514)

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
28,758	Marriott International, Inc. Class A	$3,344,843

Administrative and Support Services - 2.8%
14,950	Atlassian Corp. PLC ADR (United Kingdom) (a)	3,455,394
20,668	Automatic Data Processing, Inc.	3,412,700
1,765	Booking Holdings, Inc. (a)	3,431,742

		10,299,836

Apparel Manufacturing - 0.9%
9,799	Lululemon Athletica, Inc. (a)	3,220,735

Beverage and Tobacco Product Manufacturing - 2.9%
119,771	Keurig Dr Pepper Inc.	3,808,718
41,102	Monster Beverage Corp. (a)	3,568,886
25,212	PepsiCo, Inc.	3,443,203

		10,820,807

Broadcasting (except Internet) - 4.0%
5,682	Charter Communications, Inc. (a)	3,452,156
72,781	Comcast Corp. Class A	3,607,754
65,776	FOX Corp. Class A	2,050,896
66,652	FOX Corp. Class B	1,992,228
587,087	Sirius XM Holdings, Inc. (b)	3,675,165

		14,778,199

Chemical Manufacturing - 9.2%
23,633	Alexion Pharmaceuticals, Inc. (a)	3,623,648
16,212	Amgen, Inc.	3,914,063
14,840	Biogen, Inc. (a)	4,193,933
62,704	Gilead Sciences, Inc.	4,113,382
10,119	Illumina, Inc. (a)	4,315,146
41,935	Incyte Corp. (a)	3,763,666
7,426	Regeneron Pharmaceuticals, Inc. (a)	3,741,516
18,417	Seagen Inc. (a)	3,025,361
15,649	Vertex Pharmaceuticals, Inc. (a)	3,584,873

		34,275,588

Clothing and Clothing Accessories Stores - 0.9%
31,485	Ross Stores, Inc.	3,503,966

Computer and Electronic Product Manufacturing - 17.4%
38,621	Advanced Micro Devices, Inc. (a)	3,307,502
25,626	Analog Devices, Inc.	3,775,479
29,249	Apple, Inc.	3,859,698
8,524	Broadcom, Inc.	3,840,062
81,525	Cisco Systems, Inc.	3,634,384
7,629	IDEXX Laboratories, Inc. (a)	3,651,850
78,055	Intel Corp.	4,332,833
77,974	Marvell Technology Group Ltd. ADR	4,012,542
42,852	Maxim Integrated Products, Inc.	3,758,549
26,843	Microchip Technology, Inc.	3,653,601
51,840	Micron Technology, Inc. (a)	4,057,517
6,978	NVIDIA Corp.	3,625,699
23,822	NXP Semiconductors NV ADR (Netherlands)	3,822,716
25,128	Qualcomm, Inc.	3,927,004
24,998	Skyworks Solutions, Inc.	4,230,911
22,579	Texas Instruments, Inc.	3,741,115
24,831	Xilinx, Inc.	3,242,184

		64,473,646

Data Processing, Hosting and Related Services - 0.9%
32,267	Fiserv, Inc. (a)	3,313,498

Data Processing, Hosting, and Related Services - 0.9%
23,890	Match Group, Inc. (a)	3,341,255

Food Manufacturing - 1.9%
63,521	Mondelez International, Inc.	3,521,604
106,544	The Kraft Heinz Co.	3,570,290

		7,091,894

Food Services and Drinking Places - 0.9%
35,869	Starbucks Corp.	3,472,478

General Merchandise Stores - 1.9%
10,094	Costco Wholesale Corp.	3,557,429
33,111	Dollar Tree, Inc. (a)	3,366,064

		6,923,493

Health and Personal Care Stores - 1.2%
91,043	Walgreens Boots Alliance, Inc.	4,574,911

Machinery Manufacturing - 3.3%
43,031	Applied Materials, Inc.	4,160,237
7,763	ASML Holding NV ADR (Netherlands)	4,146,684
7,702	Lam Research Corp.	3,727,383

		12,034,304

Management of Companies and Enterprises - 0.9%
107,036	Trip.com Group Ltd. ADR (China) (a)	3,406,956

Merchant Wholesalers, Durable Goods - 2.9%
30,276	Copart, Inc. (a)	3,322,791
75,081	Fastenal Co.	3,422,943
14,131	KLA-Tencor Corp.	3,957,669

		10,703,403

Miscellaneous Manufacturing - 4.0%
6,991	Align Technology, Inc. (a)	3,672,931
10,332	DexCom, Inc. (a)	3,872,950
4,695	Intuitive Surgical, Inc. (a)	3,510,170
26,490	Peloton Interactive, Inc. (a)	3,870,984

		14,927,035

Motion Picture and Sound Recording Industries - 1.0%
6,931	Netflix, Inc. (a)	3,689,995

Motor Vehicle and Parts Dealers - 0.9%
8,212	O’Reilly Automotive, Inc. (a)	3,493,960

Nonstore Retailers - 5.3%
1,158	Amazon.com, Inc. (a)	3,712,780
69,818	eBay, Inc.	3,945,415
45,437	JD.com, Inc. ADR (China) (a)	4,029,807
2,149	MercadoLibre, Inc. (a)	3,824,167
24,801	Pinduoduo Inc. ADR (China) (a)	4,109,774

		19,621,943

Other Information Services - 2.3%
1,074	Alphabet, Inc. Class A (a)	1,962,585
1,071	Alphabet, Inc. Class C (a)	1,966,078
19,226	Baidu, Inc. ADR (China) (a)	4,518,494

		8,447,157

Performing Arts, Spectator Sports, and Related Industries - 2.0%
40,993	Activision Blizzard, Inc.	3,730,363
25,976	Electronic Arts, Inc.	3,719,763

		7,450,126

Personal and Laundry Services - 0.9%
10,455	Cintas Corp.	3,325,944

Professional, Scientific, and Technical Services - 8.8%
27,569	CDW Corp.	3,629,735
47,739	Cerner Corp.	3,824,371
45,723	Cognizant Technology Solutions Corp. Class A	3,564,108
13,403	Facebook, Inc. (a)	3,462,397
26,417	Moderna, Inc. (a)	4,574,368
13,629	Okta, Inc. (a)	3,530,047
38,223	Paychex, Inc.	3,337,632

17,007	VeriSign, Inc. (a)	3,300,548
18,117	Verisk Analytics, Inc. Class A	3,324,470

		32,547,676

Publishing Industries (except Internet) - 10.8%
7,366	Adobe Systems, Inc. (a)	3,379,300
10,354	ANSYS, Inc. (a)	3,669,147
12,146	Autodesk, Inc. (a)	3,369,665
28,060	Cadence Design Systems, Inc. (a)	3,658,743
30,303	Check Point Software Technologies Ltd. ADR (Israel) (a)	3,870,905
15,372	DocuSign, Inc. (a)	3,579,985
9,747	Intuit, Inc.	3,520,909
16,948	Microsoft Corp.	3,931,258
22,331	Splunk, Inc. (a)	3,685,285
14,528	Synopsys, Inc. (a)	3,711,177
15,347	Workday, Inc. (a)	3,491,903

		39,868,277

Rail Transportation - 0.9%
40,862	CSX Corp.	3,504,121

Specialty Trade Contractors - 1.2%
39,081	NetEase.com, Inc. ADR (China)	4,493,924

Telecommunications - 2.9%
15,667	PayPal Holdings, Inc. (a)	3,670,935
28,081	T-Mobile US, Inc. (a)	3,540,452
9,123	Zoom Video Communications, Inc. (a)	3,394,395

		10,605,782

Transportation Equipment Manufacturing - 2.2%
43,070	Paccar, Inc.	3,928,845
5,330	Tesla Motors, Inc. (a)	4,229,515

		8,158,360

Utilities - 2.9%
44,477	American Electric Power Co., Inc.	3,598,634
87,022	Exelon Corp.	3,616,634
56,044	Xcel Energy, Inc.	3,586,256

		10,801,524

	TOTAL COMMON STOCKS (Cost $277,290,449)	$370,515,636

SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
1,831,957	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$1,831,957

	TOTAL SHORT TERM INVESTMENTS (Cost $1,831,957)	$1,831,957

	TOTAL INVESTMENTS (Cost $279,122,406) - 100.4%	$372,347,593
	Liabilities in Excess of Other Assets - (0.4)%	(1,474,315)

	TOTAL NET ASSETS - 100.0%	$370,873,278

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	Represents annualized seven-day yield at January 31, 2021.

ADR - American Depository Receipt

Direxion S&P 500® High minus Low Quality ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 92.9%
Administrative and Support Services - 6.6%
403	Automatic Data Processing, Inc.	$66,543
58	Booking Holdings, Inc. (a)	112,771
492	IHS Markit Ltd. ADR (United Kingdom)	42,843
233	Moody’s Corp.	62,039
1,547	Visa, Inc. Class A	298,958

		583,154

Beverage and Tobacco Product Manufacturing - 0.4%
433	Monster Beverage Corp. (a)	37,597

Chemical Manufacturing - 26.3%
2,136	Abbott Laboratories	263,988
267	Alexion Pharmaceuticals, Inc. (a)	40,939
837	Amgen, Inc.	202,077
234	Biogen, Inc. (a)	66,131
206	Clorox Co.	43,149
982	DuPont de Nemours, Inc.	78,020
1,054	Eli Lilly and Company	219,200
184	Illumina, Inc. (a)	78,465
2,608	Johnson & Johnson	425,443
668	Linde PLC ADR (Ireland)	163,927
3,365	Merck & Co., Inc.	259,340
2,927	Procter & Gamble Co.	375,271
571	Zoetis, Inc.	88,077

		2,304,027

Computer and Electronic Product Manufacturing - 21.2%
379	Agilent Technologies, Inc.	45,544
301	Analog Devices, Inc.	44,346
3,278	Apple, Inc.	432,565
4,197	Cisco Systems, Inc.	187,102
845	Danaher Corp.	200,975
301	Hologic, Inc. (a)	23,999
125	IDEXX Laboratories, Inc. (a)	59,835
3,652	Intel Corp.	202,723
247	Maxim Integrated Products, Inc.	21,664
761	NVIDIA Corp.	395,408
182	Seagate Technology PLC ADR (Ireland)	12,034
127	Skyworks Solutions, Inc.	21,495
133	Teradyne, Inc.	15,093
910	Texas Instruments, Inc.	150,778
139	Vontier Corp. (a)	4,508
290	Xilinx, Inc.	37,865

		1,855,934

Construction of Buildings - 0.4%
4	NVR, Inc. (a)	17,786
340	PulteGroup, Inc.	14,790

		32,576

Credit Intermediation and Related Activities - 4.2%
464	Citizens Financial Group, Inc.	16,908
169	M&T Bank Corp.	22,387
758	MasterCard, Inc. Class A	239,748
1,156	Regions Financial Corp.	19,664
85	SVB Financial Group (a)	37,211
713	Synchrony Financial	23,993
195	Zions Bancorp	8,607

		368,518

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
180	A.O. Smith Corp.	9,774
662	Emerson Electric Co.	52,530
29	IPG Photonics Corp. (a)	6,479

		68,783

Food Manufacturing - 1.6%
333	Campbell Soup Co.	16,021
770	General Mills, Inc.	44,737
326	Hormel Foods Corp.	15,276
303	McCormick & Co, Inc.	27,130
173	The Hershey Co.	25,161
136	The J.M. Smucker Co.	15,832

		144,157

General Merchandise Stores - 1.3%
650	Target Corp.	117,761

Insurance Carriers and Related Activities - 0.7%
169	Humana, Inc.	64,746

Machinery Manufacturing - 3.8%
806	Applied Materials, Inc.	77,924
178	Cummins, Inc.	41,727
9,469	General Electric Co.	101,129
117	Lam Research Corp.	56,622
41	Mettler-Toledo International, Inc. (a)	47,892
61	Snap-on, Inc.	10,979

		336,273

Merchant Wholesalers, Durable Goods - 3.0%
676	Fastenal Co.	30,819
192	Henry Schein, Inc. (a)	12,643
795	Honeywell International, Inc.	155,319
149	KLA-Tencor Corp.	41,731
52	Pool Corp.	18,417
175	Xerox Corp.	3,680

		262,609

Merchant Wholesalers, Nondurable Goods - 1.9%
253	Brown Forman Corp. Class B	18,132
426	Cardinal Health, Inc.	22,889
422	Illinois Tool Works, Inc.	81,957
238	McKesson Corp.	41,524

		164,502

Miscellaneous Manufacturing - 1.4%
56	Abiomed, Inc. (a)	19,502
84	Align Technology, Inc. (a)	44,132
183	ResMed, Inc.	36,887
102	STERIS PLC ADR (Ireland)	19,085

		119,606

Nonstore Retailers - 1.0%
1,488	eBay, Inc.	84,087

Oil and Gas Extraction - 0.1%
511	Cabot Oil & Gas Corp.	9,367

Performing Arts, Spectator Sports, and Related Industries - 1.0%
934	Activision Blizzard, Inc.	84,994

Personal and Laundry Services - 0.4%
108	Cintas Corp.	34,357

Professional, Scientific, and Technical Services - 1.2%
388	Cerner Corp.	31,083
504	Cognizant Technology Solutions Corp. Class A	39,287
69	Jack Henry & Associates, Inc.	9,990
314	Paychex, Inc.	27,418

		107,778

Publishing Industries (except Internet) - 9.7%
453	Adobe Systems, Inc. (a)	207,823
226	Intuit, Inc.	81,638
1,885	Microsoft Corp.	437,244
1,553	Oracle Corp.	93,848
120	Synopsys, Inc. (a)	30,654

		851,207

Real Estate - 0.8%
195	Public Storage	44,386
819	Weyerhaeuser Co.	25,545

		69,931

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
152	Ameriprise Financial, Inc.	30,076
144	CBOE Holdings, Inc.	13,209
422	CME Group, Inc.	76,694
868	Dow, Inc.	45,049
149	Raymond James Financial, Inc.	14,890
251	T. Rowe Price Group, Inc.	39,277

		219,195

Support Activities for Agriculture and Forestry - 0.5%
1,165	Corteva, Inc.	46,437

Transportation Equipment Manufacturing - 1.7%
461	Lockheed Martin Corp.	148,359

Truck Transportation - 0.3%
117	Old Dominion Freight Line, Inc.	22,698

Utilities - 0.1%
288	NRG Energy, Inc.	11,926

	TOTAL COMMON STOCKS (Cost $7,065,753)	$8,150,579

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
6,129	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	$6,129

	TOTAL SHORT TERM INVESTMENTS (Cost $6,129)	$6,129
	TOTAL INVESTMENTS (Cost $7,071,882) - 93.0% (c)	$8,156,708
	Other Assets in Excess of Liabilities - 7.0%	617,371

	TOTAL NET ASSETS - 100.0%	$8,774,079

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,888,297.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Quality Index	0.8285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,995	$4,907,844	$105,196

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2785% representing 1 month LIBOR rate + spread	Total return of S&P 500® Quality - Lowest Quintile Index	Credit Suisse Capital LLC	12/7/2021	9,132	$4,429,863	$35,794

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.8%
Administrative and Support Services - 2.6%
18,775	Atlassian Corp. PLC (United Kingdom) (a)	$3,650,467

Computer and Electronic Product Manufacturing - 20.4%
184,491	Avaya Holdings Corp. (a)	4,103,080
8,086	Broadcom, Inc.	3,642,743
71,542	Cisco Systems, Inc.	3,189,342
22,893	Fortinet, Inc. (a)	3,313,762
23,669	International Business Machines Corp.	2,819,215
63,034	NetApp, Inc.	4,187,979
247,145	Plantronics, Inc	7,839,439

		29,095,560

Data Processing, Hosting and Related Services - 2.7%
308,735	Hewlett Packard Enterprise Co.	3,809,790

Management of Companies and Enterprises - 2.3%
247,343	America Movil SAB de CV Series L ADR (Mexico)	3,267,401

Merchant Wholesalers, Durable Goods - 2.4%
161,946	Xerox Corp.	3,405,724

Nonstore Retailers - 1.9%
863	Amazon.com, Inc. (a)	2,766,951

Other Information Services - 4.1%
10,259	Alibaba Group Holding Ltd. ADR (a)	2,604,042
1,769	Alphabet, Inc. Class A (a)	3,232,600

		5,836,642

Professional, Scientific, and Technical Services - 13.9%
28,535	Elastic NV ADR (Netherlands) (a)	4,336,179
10,028	Facebook, Inc. (a)	2,590,533
110,522	Nutanix, Inc. (a)	3,373,131
13,162	Okta, Inc. (a)	3,409,090
25,906	Proofpoint, Inc. (a)	3,343,946
20,649	VMware, Inc. (a)	2,846,465

		19,899,344

Publishing Industries (except Internet) - 36.3%
5,683	Adobe Systems, Inc. (a)	2,607,190
147,834	Box, Inc. (a)	2,563,441
21,359	CrowdStrike Holdings, Inc. (a)	4,609,272
11,439	DocuSign, Inc. (a)	2,664,029
199,207	FireEye, Inc. (a)	4,183,347
259,843	Inseego Corp. (a)	4,770,717
13,110	Microsoft Corp.	3,040,996
51,403	Oracle Corp.	3,106,283
11,782	Palto Alto Networks, Inc. (a)	4,132,536
84,181	Ping Identity Holding Corp. (a)	2,517,854
79,055	Progress Software Corp.	3,176,430
90,198	Slack Technologies, Inc. (a)	3,803,650
11,488	Twilio, Inc. (a)	4,129,132
75,472	Upland Software, Inc. (a)	3,599,260
13,000	Workday, Inc. (a)	2,957,890

		51,862,027

Telecommunications - 13.2%
176,553	8x8, Inc. (a)	6,223,493
200,860	Cincinnati Bell Inc. (a)	3,061,107
10,073	RingCentral, Inc. (a)	3,756,423
258,398	Vonage Holdings Corp. (a)	3,224,807
7,157	Zoom Video Communications, Inc. (a)	2,662,905

		18,928,735

	TOTAL COMMON STOCKS (Cost $118,585,095)	$142,522,641

	TOTAL INVESTMENTS (Cost $118,585,095) - 99.8%	$142,522,641
	Other Assets in Excess of Liabilities - 0.2%	330,505

	TOTAL NET ASSETS - 100.0%	$142,853,146

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion World Without Waste ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 6.0%
477	Atlassian Corp. PLC ADR (United Kingdom) (a)	$110,249
3,088	US Ecology, Inc (a)	101,904
974	Waste Management, Inc.	108,426

		320,579

Broadcasting (except Internet) - 3.8%
264	Roku, Inc. (a)	102,704
321	Spotify Technology S.A ADR (Sweden) (a)	101,115

		203,819

Chemical Manufacturing - 2.0%
522	Ecolab, Inc.	106,754

Computer and Electronic Product Manufacturing - 4.4%
526	Enphase Energy, Inc. (a)	95,916
2,550	SunPower Corp. (a)	137,726

		233,642

Machinery Manufacturing - 3.8%
2,969	Bloom Energy Corp. (a)	103,648
3,683	Evoqua Water Technologies (a)	100,362

		204,010

Merchant Wholesalers, Durable Goods - 7.5%
8,287	Cars.com, Inc. (a)	96,212
965	Copart, Inc. (a)	105,909
6,005	KAR Auction Services, Inc.	110,852
1,277	Sunrun, Inc. (a)	88,458

		401,431

Miscellaneous Store Retailers - 2.0%
525	Etsy, Inc. (a)	104,522

Motion Picture and Sound Recording Industries - 1.9%
193	Netflix, Inc. (a)	102,751

Motor Vehicle and Parts Dealers - 4.0%
3,500	CarGurus, Inc. (a)	102,375
3,038	Vroom, Inc. (a)	111,889

		214,264

Nonstore Retailers - 4.0%
1,979	eBay, Inc.	111,833
58	MercadoLibre, Inc. (a)	103,212

		215,045

Other Information Services - 2.2%
2,369	Twitter, Inc. (a)	119,705

Professional, Scientific, and Technical Services - 6.1%
409	Facebook, Inc. (a)	105,657
426	Okta, Inc. (a)	110,338
205	ServiceNow, Inc. (a)	111,348

		327,343

Publishing Industries (except Internet) - 22.0%
236	Adobe Systems, Inc. (a)	108,270
364	Autodesk, Inc. (a)	100,984
1,080	Datadog, Inc. (a)	110,970

440	DocuSign, Inc. (a)	102,472
292	Intuit, Inc.	105,479
502	Salesforce.com, Inc. (a)	113,231
93	Shopify, Inc. ADR (Canada) (a)	102,169
2,052	Snap, Inc. (a)	108,633
287	Twilio, Inc. (a)	103,156
389	Veeva Systems, Inc. (a)	107,535
487	Workday, Inc. (a)	110,807

		1,173,706

Support Activities for Mining - 2.0%
1,347	Clean Harbors, Inc. (a)	104,339

Telecommunications - 4.1%
298	RingCentral, Inc. (a)	111,130
292	Zoom Video Communications, Inc. (a)	108,645

		219,775

Transit and Ground Passenger Transportation - 1.9%
2,001	Uber Technologies, Inc. (a)	101,911

Transportation Equipment Manufacturing - 2.0%
132	Tesla Motors, Inc. (a)	104,746

Utilities - 12.2%
2,405	Atlantica Sustainable Infrastructure PLC ADR (United Kingdom) (a)	99,447
2,426	Essential Utilities, Inc. (a)	112,324
1,038	First Solar, Inc. (a)	102,917
1,259	IDACORP, Inc	111,170
1,321	NextEra Energy Partners LP	107,661
1,049	Ormat Technologies Inc.	119,754

		653,273

Waste Management and Remediation Services - 8.0%
1,879	Casella Waste Systems, Inc (a)	107,554
7,714	Covanta Holding Corp.	109,153
3,662	GFL Environmental, Inc. (a)	103,598
1,188	Republic Services, Inc.	107,538

		427,843

	TOTAL COMMON STOCKS (Cost $5,290,020)	$5,339,458

	TOTAL INVESTMENTS (Cost $5,290,020) - 99.9%	$5,339,458
	Other Assets in Excess of Liabilities - 0.1%	4,255

	TOTAL NET ASSETS - 100.0%	$5,343,713

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 95.1%
82,750	iShares Russell 1000 Growth ETF (a)	$19,797,110

	TOTAL INVESTMENT COMPANIES (Cost $16,998,354)	$19,797,110

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
14,098	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	$14,098

	TOTAL SHORT TERM INVESTMENTS (Cost $14,098)	$14,098

	TOTAL INVESTMENTS (Cost $17,012,452) - 95.2% (c)	$19,811,208
	Other Assets in Excess of Liabilities - 4.8%	995,770

	TOTAL NET ASSETS - 100.0%	$20,806,978

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,842,749.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Growth Index	0.6285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	4,738	$11,245,969	$164,912

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4285 % representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse Capital LLC	12/7/2021	7,792	$10,425,107	$(1,865)

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 97.5%
201,133	iShares Russell 1000 Value ETF (a)	$27,241,454

	TOTAL INVESTMENT COMPANIES (Cost $25,442,834)	$27,241,454

SHORT TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
312,077	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	$312,077

	TOTAL SHORT TERM INVESTMENTS (Cost $312,077)	$312,077

	TOTAL INVESTMENTS (Cost $25,754,911) - 98.6% (c)	$27,553,531
	Other Assets in Excess of Liabilities - 1.4%	395,958

	TOTAL NET ASSETS - 100.0%	$27,949,489

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,046,336.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Value Index	0.6685% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	10,997	$14,707,370	$2,791

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3985% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse Capital LLC	12/7/2021	5,802	$13,831,486	$(145,742)

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
30,489,928	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$30,489,928
36,014,747	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	36,014,747

	TOTAL SHORT TERM INVESTMENTS (Cost $66,504,675) (b)	$66,504,675

	TOTAL INVESTMENTS (Cost $66,504,675) - 25.5%	$66,504,675
	Other Assets in Excess of Liabilities - 74.5%	194,001,051

	TOTAL NET ASSETS - 100.0%	$260,505,726

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $66,504,675.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(5.3715)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	6/16/2021	29,319	803,585	(439,730)
(5.3715)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	11/17/2021	1,213,944	44,560,198	(6,654,689)
(4.9715)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse Capital LLC	12/7/2021	2,654,176	107,298,043	(3,094,193)
(2.8700)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/9/2021	1,022,351	40,919,799	(1,855,413)
(3.3515)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/13/2021	1,217,076	52,115,516	1,741,409
(5.3715)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	2/16/2022	164,470	6,997,390	180,485

					$252,694,531	$(10,122,131)

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.9%
Money Market Funds - 22.9%
32,319,344	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	$32,319,344

	TOTAL SHORT TERM INVESTMENTS (Cost $32,319,344) (b)	$32,319,344

	TOTAL INVESTMENTS (Cost $32,319,344) - 22.9%	$32,319,344
	Other Assets in Excess of Liabilities - 77.1%	108,769,784

	TOTAL NET ASSETS - 100.0%	$141,089,128

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,319,344.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.4285% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/7/2021	37,986	$140,034,717	$(1,175,666)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 21.2%
856,932	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$35,425,568

	TOTAL INVESTMENT COMPANIES (Cost $34,578,155)	$35,425,568

SHORT TERM INVESTMENTS - 57.9%
Money Market Funds - 57.9%
62,303,473	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$62,303,473
34,469,540	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	34,469,540

	TOTAL SHORT TERM INVESTMENTS (Cost $96,773,013)	$96,773,013

	TOTAL INVESTMENTS (Cost $131,351,168) - 79.1% (e)	$132,198,581
	Other Assets in Excess of Liabilities - 20.9%	34,976,417

	TOTAL NET ASSETS - 100.0%	$167,174,998

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,814,415.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(4.5315)% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,741,631	$107,853,005	$7,096,375
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.6700)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	1,205,579	47,439,534	3,126,008
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.7715)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	1,272,863	53,454,145	(627,026)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(4.3715)% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	2,010,833	85,671,383	(2,373,289)

					$294,418,067	$7,222,068

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 51.7%
477,906	KraneShares CSI China Internet ETF (a)(b)	$41,477,462

	TOTAL INVESTMENT COMPANIES (Cost $37,694,163)	$41,477,462

SHORT TERM INVESTMENTS - 39.0%
Money Market Funds - 39.0%
28,809,432	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$28,809,432
2,432,879	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	2,432,879

	TOTAL SHORT TERM INVESTMENTS (Cost $31,242,311)	$31,242,311

	TOTAL INVESTMENTS (Cost $68,936,474) - 90.7% (e)	$72,719,773
	Other Assets in Excess of Liabilities - 9.3%	7,433,150

	TOTAL NET ASSETS - 100.0%	$80,152,923

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,911,458.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	0.3800% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	656,765	$58,714,982	$(1,720,168)
Total return of KraneShares CSI China Internet ETF	0.7785% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	101,235	7,806,818	992,899
Total return of KraneShares CSI China Internet ETF	(0.8715)% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	611,160	55,212,194	(2,160,262)

					$121,733,994	$(2,887,531)

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 98.8%
54,929	iShares Core S&P 500 ETF (a)	$20,407,222

	TOTAL INVESTMENT COMPANIES (Cost $15,097,099)	$20,407,222

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
9,375	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$9,375
52,386	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	52,386

	TOTAL SHORT TERM INVESTMENTS (Cost $61,761)	$61,761

	TOTAL INVESTMENTS (Cost $15,158,860) - 99.1% (c)	$20,468,983
	Other Assets in Excess of Liabilities - 0.9%	191,287

	TOTAL NET ASSETS - 100.0%	$20,660,270

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,311,039.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.4885 % representing 1 month LIBOR rate + spread	UBS Securities LLC	5/26/2021	1,915	$6,901,626	$223,438
Total return of S&P 500® Index	0.6685 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	3,716	13,689,499	121,050

					$20,591,125	$344,488

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 59.1%
3,561,816	iShares MSCI Brazil Capped ETF (a)	$121,778,489

	TOTAL INVESTMENT COMPANIES (Cost $117,070,306)	$121,778,489

SHORT TERM INVESTMENTS - 31.5%
Money Market Funds - 31.5%
53,897,551	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$53,897,551
10,956,109	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	10,956,109

	TOTAL SHORT TERM INVESTMENTS (Cost $64,853,660)	$64,853,660

	TOTAL INVESTMENTS (Cost $181,923,966) - 90.6% (c)	$186,632,149
	Other Assets in Excess of Liabilities - 9.4%	19,310,167

	TOTAL NET ASSETS - 100.0%	$205,942,316

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $78,585,149.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Brazil Capped ETF	0.6785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	1,907,789	$70,975,531	$(5,782,778)
Total return of iShares MSCI Brazil Capped ETF	0.7285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	2,323,522	84,513,510	(4,762,697)
Total return of iShares MSCI Brazil Capped ETF	0.6785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	4,253,554	140,324,746	6,074,961

					$295,813,787	$(4,470,514)

Direxion Daily Russia Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 50.4%
1,277,947	VanEck VectorsTM Russia ETF (a)	$30,223,446

	TOTAL INVESTMENT COMPANIES (Cost $28,995,645)	$30,223,446

SHORT TERM INVESTMENTS - 31.4%
Money Market Funds - 31.4%
18,833,991	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$18,833,991
255	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	255

	TOTAL SHORT TERM INVESTMENTS (Cost $18,834,246)	$18,834,246

	TOTAL INVESTMENTS (Cost $47,829,891) - 81.8% (c)	$49,057,692
	Other Assets in Excess of Liabilities - 18.2%	10,852,950

	TOTAL NET ASSETS - 100.0%	$59,910,642

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,663,631.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Russia ETF	0.6085 % representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	846,979	$15,722,381	$4,891,291
Total return of VanEck VectorsTM Russia ETF	0.6085 % representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,073,859	20,068,138	6,079,462
Total return of VanEck VectorsTM Russia ETF	0.9785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	337,394	8,511,700	(321,620)
Total return of VanEck VectorsTM Russia ETF	0.6300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	1,529,600	37,630,323	(851,611)
Total return of VanEck VectorsTM Russia ETF	0.8785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	675	16,737	(775)

					$81,949,279	$9,796,747

Direxion Daily Cloud Computing Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 75.3%
Administrative and Support Services - 2.4%
2,277	Atlassian Corp. PLC ADR (United Kingdom) (a)	$526,283

Ambulatory Health Care Services - 0.2%
755	Tabula Rasa HealthCare, Inc. (a)	42,877

Computer and Electronic Product Manufacturing - 0.2%
1,479	Radware Ltd. ADR (Israel) (a)	41,930

Data Processing, Hosting and Related Services - 0.1%
1,316	Inovalon Holdings, Inc. (a)	32,110

Heavy and Civil Engineering Construction - 1.1%
1,790	BlackLine, Inc. (a)	232,020

Merchant Wholesalers, Durable Goods - 0.8%
1,271	Everbridge, Inc. (a)	168,954

Professional, Scientific, and Technical Services - 14.1%
2,299	2U, Inc. (a)	94,029
4,456	Anaplan, Inc. (a)	297,215
2,183	LivePerson, Inc. (a)	138,315
239	MicroStrategy, Inc. Class A (a)	147,537
2,074	Mimecast Ltd. ADR (United Kingdom) (a)	89,306
1,000	Model N, Inc. (a)	33,980
6,149	Nutanix, Inc. (a)	187,668
1,315	Paylocity Holding Corp. (a)	246,510
2,079	Proofpoint, Inc. (a)	268,357
1,587	ServiceNow, Inc. (a)	861,995
2,262	Unisys Corp. (a)	54,039
788	VMware, Inc. (a)	108,626
2,618	Zscaler, Inc. (a)	522,815

		3,050,392

Publishing Industries (except Internet) - 48.8%
4,213	ACI Worldwide, Inc. (a)	161,737
1,394	Adobe Systems, Inc. (a)	639,525
4,801	Akamai Technologies, Inc. (a)	533,055
290	AppFolio, Inc. (a)	44,315
2,880	Autodesk, Inc. (a)	798,998
2,566	Bill.com Holdings, Inc. (a)	312,744
1,799	Blackbaud, Inc.	119,616
5,394	Box, Inc. (a)	93,532
2,395	Coupa Software, Inc. (a)	742,139
1,913	CrowdStrike Holdings, Inc. (a)	412,825
5,767	Dropbox, Inc. (a)	130,507
2,245	Five9, Inc. (a)	373,231
3,820	Medallia, Inc. (a)	158,530
9,031	Oracle Corp.	545,743
1,834	Paycom Software, Inc. (a)	696,443
1,448	PROS Holdings Inc. (a)	61,019
1,242	Qualys, Inc. (a)	171,980
2,813	Salesforce.com, Inc. (a)	634,500
4,078	SAP SE ADR (Germany)	514,644
1,287	SPS Commerce, Inc. (a)	127,271
1,048	Talend SA ADR (a)	45,840
4,354	Twilio, Inc. (a)	1,564,958
756	Upland Software, Inc. (a)	36,054
2,981	Veeva Systems, Inc. (a)	824,068
3,265	Workday, Inc. (a)	742,886
1,052	Workiva Inc. (a)	102,538

		10,588,698

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
1,649	Alarm.com, Inc. (a)	153,225

Telecommunications - 6.9%
3,692	8x8 Inc. (a)	130,143
2,107	RingCentral, Inc. (a)	785,742
1,557	Zoom Video Communications, Inc. (a)	579,313

		1,495,198

	TOTAL COMMON STOCKS (Cost $16,642,531)	$16,331,687

SHORT TERM INVESTMENTS - 14.6%
Money Market Funds - 14.6%
3,170,000	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,170,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,170,000)	$3,170,000

	TOTAL INVESTMENTS (Cost $19,812,531) - 89.9% (c)	$19,501,687
	Other Assets in Excess of Liabilities - 10.1%	2,196,267

	TOTAL NET ASSETS - 100.0%	$21,697,954

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,132,832.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx USA Cloud Computing Index	0.5208 % representing 1 month LIBOR rate + spread	Barclays	12/15/2021	11,015	$12,577,964	$134,271
Total return of Indxx USA Cloud Computing Index	0.2800 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	7/26/2022	12,435	14,642,767	(293,320)

					$27,220,731	$(159,049)

Direxion Daily Cloud Computing Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.7%
Money Market Funds - 18.7%
533,500	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$533,500
3,050,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	3,050,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,583,500) (b)	$3,583,500

	TOTAL INVESTMENTS (Cost $3,583,500) - 18.7%	$3,583,500
	Other Assets in Excess of Liabilities - 81.3%	15,622,522

	TOTAL NET ASSETS - 100.0%	$19,206,022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,583,500.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.2208% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Barclays	12/15/2021	13,340	$15,229,822	$(166,165)
(0.0200)% representing 1 month LIBOR rate + spread	Total return of Indxx USA Cloud Computing Index	Bank of America Merrill Lynch	7/26/2022	19,942	23,385,401	391,916

					$38,615,223	$225,751

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 73.8%
Machinery Manufacturing - 2.4%
314,616	Baker Hughes, a GE Co.	$6,320,635
178,116	NOV, Inc.	2,205,076
193,795	TechnipFMC PLC ADR (United Kingdom)	2,071,669

		10,597,380

Oil and Gas Extraction - 10.8%
173,168	Apache Corp.	2,472,839
182,851	Cabot Oil & Gas Corp.	3,351,659
271,405	Devon Energy Corp.	4,467,326
267,625	EOG Resources, Inc.	13,638,170
362,135	Marathon Oil Corp.	2,621,857
384,474	Occidental Petroleum Corp.	7,712,549
200,380	Phillips 66	13,585,764

		47,850,164

Petroleum and Coal Products Manufacturing - 43.6%
837,197	Chevron Corp.	71,329,184
441,749	ConocoPhillips	17,683,212
1,767,096	Exxon Mobil Corp.	79,236,585
68,380	HollyFrontier Corp.	1,946,095
298,483	Marathon Petroleum Corp.	12,882,526
187,071	Valero Energy Corp.	10,556,417

		193,634,019

Pipeline Transportation - 2.6%
556,732	Williams Companies, Inc.	11,819,421

Support Activities for Mining - 9.8%
72,470	Diamondback Energy, Inc.	4,108,324
405,538	Halliburton Co.	7,149,635
125,374	Hess Corp.	6,767,689
92,760	Pioneer Natural Resources Co.	11,214,684
638,591	Schlumberger Ltd. ADR (a)	14,183,106

		43,423,438

Utilities - 4.6%
893,123	Kinder Morgan, Inc.	12,575,172
203,868	ONEOK, Inc.	8,120,062

		20,695,234

	TOTAL COMMON STOCKS (Cost $327,248,746)	$328,019,656

SHORT TERM INVESTMENTS - 11.3%
Money Market Funds - 11.3%
32,742,566	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$32,742,566
17,417,330	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	17,417,330

	TOTAL SHORT TERM INVESTMENTS (Cost $50,159,896)	$50,159,896

	TOTAL INVESTMENTS (Cost $377,408,642) - 85.1% (c)	$378,179,552
	Other Assets in Excess of Liabilities - 14.9%	65,992,361

	TOTAL NET ASSETS - 100.0%	$444,171,913

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $209,011,075.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	7/8/2021	426,185	$169,038,114	$6,989,025
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	15,303	6,140,946	275,935
Total return of Energy Select Sector Index	0.7485 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	201,292	90,982,820	(7,973,379)
Total return of Energy Select Sector Index	0.5585 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	366,509	153,376,686	(2,132,548)
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	46,893	17,726,181	1,627,127
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	142,194	59,661,950	(987,208)
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	72,987	31,065,723	(967,696)
Total return of Energy Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	88,938	41,514,960	(4,841,174)

					$569,507,380	$(8,009,918)

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 47.5%
Money Market Funds - 47.5%
6,760,978	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$6,760,978
8,808,050	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	8,808,050

	TOTAL SHORT TERM INVESTMENTS (Cost $15,569,028) (b)	$15,569,028

	TOTAL INVESTMENTS (Cost $15,569,028) - 47.5%	$15,569,028
	Other Assets in Excess of Liabilities - 52.5%	17,227,603

	TOTAL NET ASSETS - 100.0%	$32,796,631

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,569,028.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1285% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	7/12/2021	35,153	$13,693,049	$(824,159)
0.4285% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse Capital LLC	12/7/2021	45,414	19,625,753	896,102
0.2085% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/9/2021	44,936	18,804,817	251,772
0.1285% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	12/15/2021	7,723	3,171,425	(17,641)
0.1285% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	1/19/2022	16,730	6,864,768	(37,654)
0.1285% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	2/16/2022	9,275	4,328,272	502,784

					$66,488,084	$771,204

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 51.7%
16,093,497	VanEck Vectors™ Gold Miners ETF (a)	$555,386,582

	TOTAL INVESTMENT COMPANIES (Cost $607,963,334)	$555,386,582

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
150,214,635	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$150,214,635
141,505,084	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	141,505,084

	TOTAL SHORT TERM INVESTMENTS (Cost $291,719,719)	$291,719,719

	TOTAL INVESTMENTS (Cost $899,683,053) - 78.9% (c)	$847,106,301
	Other Assets in Excess of Liabilities - 21.1%	226,744,417

	TOTAL NET ASSETS - 100.0%	$1,073,850,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $484,650,394.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of VanEck Vectors® Gold Miners ETF	1.2385 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	7,362,235	$263,207,766	$(9,234,514)
Total return of VanEck Vectors® Gold Miners ETF	0.7300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	6,547,478	232,500,944	(5,588,989)
Total return of VanEck Vectors® Gold Miners ETF	1.0485 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	7,270,708	263,999,405	(12,251,094)
Total return of VanEck Vectors® Gold Miners ETF	0.9785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	10,340,963	366,070,090	(7,778,893)
Total return of VanEck Vectors® Gold Miners ETF	0.8285 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	8,636,498	312,456,878	(14,068,849)
Total return of VanEck Vectors® Gold Miners ETF	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	2,982,425	105,577,845	(2,151,970)
Total return of VanEck Vectors® Gold Miners ETF	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	2,000,000	75,408,616	(6,320,053)
Total return of VanEck Vectors® Gold Miners ETF	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	1,000,000	36,050,812	(1,550,489)

					$1,655,272,356	$(58,944,851)

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 46.2%
Money Market Funds - 46.2%
14,562,545	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$14,562,545
33,195,451	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	33,195,451

	TOTAL SHORT TERM INVESTMENTS (Cost $47,757,996) (b)	$47,757,996

	TOTAL INVESTMENTS (Cost $47,757,996) - 46.2%	$47,757,996
	Other Assets in Excess of Liabilities - 53.8%	55,654,066

	TOTAL NET ASSETS - 100.0%	$103,412,062

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,757,996.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0785% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	4/16/2021	640,963	$21,524,413	$(698,840)
0.7585% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse Capital LLC	12/7/2021	2,386,734	83,401,198	1,051,784
0.5300% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/9/2021	236,788	8,382,295	172,531
0.4785% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/9/2021	1,176,329	41,642,047	854,229
0.3585% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/13/2021	834,603	30,358,426	1,532,559
0.4685% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/15/2021	117,731	4,167,677	85,431
0.4685% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	1/19/2022	600,000	21,905,426	1,205,592

					$211,381,482	$4,203,286

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 37.0%
5,159,363	VanEck VectorsTM Junior Gold Miners ETF (a)	$258,380,899

	TOTAL INVESTMENT COMPANIES (Cost $281,043,759)	$258,380,899

SHORT TERM INVESTMENTS - 32.9%
Money Market Funds - 32.9%
98,825,022	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$98,825,022
130,846,512	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	130,846,512

	TOTAL SHORT TERM INVESTMENTS (Cost $229,671,534)	$229,671,534

	TOTAL INVESTMENTS (Cost $510,715,293) - 69.9% (c)	$488,052,433
	Other Assets in Excess of Liabilities - 30.1%	211,038,209

	TOTAL NET ASSETS - 100.0%	$699,090,642

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $361,840,717.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9285% representing 1 month LIBOR rate + spread	J.P. Morgan	2/26/2021	2,452,157	$138,188,819	$(13,862,287)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.8785% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	6,415,038	257,118,581	67,668,940
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.3285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	6,808,565	361,135,625	(20,133,780)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9085% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	1,288,822	72,555,066	(7,778,485)
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9085% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	5,794,831	297,754,610	(3,175,301)

					$1,126,752,701	$22,719,087

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 44.5%
Money Market Funds - 44.5%
21,310,472	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$21,310,472
16,860,016	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	16,860,016

	TOTAL SHORT TERM INVESTMENTS (Cost $38,170,488) (b)	$38,170,488

	TOTAL INVESTMENTS (Cost $38,170,488) - 44.5%	$38,170,488
	Other Assets in Excess of Liabilities - 55.5%	47,541,398

	TOTAL NET ASSETS - 100.0%	$85,711,886

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,170,488.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4685 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	5/19/2021	151,626	$6,269,421	$(1,428,841)
0.4685 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	6/16/2021	300,000	13,187,043	(2,050,483)
0.4685 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	10/20/2021	200,000	10,620,813	452,491
0.7585 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse Capital LLC	12/7/2021	785,188	38,687,904	(629,443)
0.4785 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/8/2021	1,248,416	66,906,728	3,969,157
0.4085 % representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/13/2021	737,742	38,668,565	1,656,967

					$174,340,474	$1,969,848

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 23.5%
1,813,900	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)(b)	$116,670,048

	TOTAL INVESTMENT COMPANIES (Cost $112,062,158)	$116,670,048

SHORT TERM INVESTMENTS - 34.9%
Money Market Funds - 34.9%
94,145,397	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$94,145,397
79,464,641	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	79,464,641

	TOTAL SHORT TERM INVESTMENTS (Cost $173,610,038)	$173,610,038

	TOTAL INVESTMENTS (Cost $285,672,196) - 58.4% (e)	$290,280,086
	Other Assets in Excess of Liabilities - 41.6%	207,226,043

	TOTAL NET ASSETS - 100.0%	$497,506,129

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $263,528,106.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6285% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	22,000	60,238,860	(5,787,834)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6285% representing 1 month LIBOR rate + spread	BNP Paribas	11/17/2021	8,000	12,917,794	6,838,252
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.7585% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	78,855	190,137,146	3,686,213
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3300% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	67,562	171,087,514	(4,903,966)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6085% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	63,554	142,645,682	13,717,032
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3785% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	76,236	175,145,349	12,475,933
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6285% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	35,000	79,232,463	6,875,515
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6285% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	6,000	16,472,120	(1,718,971)

					$847,876,928	$31,182,174

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 55.1%
Money Market Funds - 55.1%
19,304,218	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$19,304,218
22,033,610	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	22,033,610

	TOTAL SHORT TERM INVESTMENTS (Cost $41,337,828) (b)	$41,337,828

	TOTAL INVESTMENTS (Cost $41,337,828) - 55.1%	$41,337,828
	Other Assets in Excess of Liabilities - 44.9%	33,736,168

	TOTAL NET ASSETS - 100.0%	$75,073,996

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,337,828.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.2715)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	4/30/2021	16,446	$31,909,751	$(8,957,882)
0.4285% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse Capital LLC	12/7/2021	9,357	24,043,648	1,034,459
0.1300% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/9/2021	18,588	46,662,767	942,838
0.2085% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/9/2021	16,672	38,302,420	(2,737,940)

					$140,918,586	$(9,718,525)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 73.7%
216,684	iShares Core S&P Mid-Cap ETF (a)	$50,541,543

	TOTAL INVESTMENT COMPANIES (Cost $41,458,949)	$50,541,543

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%
11,091,985	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$11,091,985
13,694,854	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	13,694,854

	TOTAL SHORT TERM INVESTMENTS (Cost $24,786,839)	$24,786,839

	TOTAL INVESTMENTS (Cost $66,245,788) - 109.8% (c)	$75,328,382
	Liabilities in Excess of Other Assets - (9.8)%	(6,704,920)

	TOTAL NET ASSETS - 100.0%	$68,623,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,875,217.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	0.4785 % representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	1,796	$2,594,949	$1,636,235
Total return of S&P MidCap 400® Index	0.4785 % representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	2,099	3,422,165	1,521,347
Total return of S&P MidCap 400® Index	0.7285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	3,550	7,935,918	373,391
Total return of S&P MidCap 400® Index	0.4285 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	38,848	95,186,114	(4,267,691)
Total return of S&P MidCap 400® Index	0.4300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	20,086	45,730,296	1,308,414

					$154,869,442	$571,696

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 73.0%
3,001,659	iShares Core S&P 500 ETF (a)	$1,115,176,352

	TOTAL INVESTMENT COMPANIES (Cost $1,072,821,091)	$1,115,176,352

SHORT TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%
243,126,710	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$243,126,710
61,730,356	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	61,730,356

	TOTAL SHORT TERM INVESTMENTS (Cost $304,857,066)	$304,857,066

	TOTAL INVESTMENTS (Cost $1,377,678,157) - 92.9% (c)	$1,420,033,418
	Other Assets in Excess of Liabilities - 7.1%	108,427,474

	TOTAL NET ASSETS - 100.0%	$1,528,460,892

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,256,559,788.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	0.6685% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	97,389	$365,743,715	$(3,897,809)
Total return of S&P 500® Index	0.5000% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	146,503	537,867,772	6,916,979
Total return of S&P 500® Index	0.4885% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	72,136	274,068,003	(6,036,040)
Total return of S&P 500® Index	0.4785% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	209,032	768,104,953	9,185,126
Total return of S&P 500® Index	0.3785% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	231,741	857,840,285	3,837,478
Total return of S&P 500® Index	0.5785% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	137,522	505,093,552	6,218,850
Total return of S&P 500® Index	0.5785% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	40,000	152,796,325	(4,204,921)

					$3,461,514,605	$12,019,663

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.5%
Money Market Funds - 75.5%
232,230,463	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$232,230,463
164,995,316	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	164,995,316

	TOTAL SHORT TERM INVESTMENTS (Cost $397,225,779) (b)	$397,225,779

	TOTAL INVESTMENTS (Cost $397,225,779) - 75.5%	$397,225,779
	Other Assets in Excess of Liabilities - 24.5%	128,957,772

	TOTAL NET ASSETS - 100.0%	$526,183,551

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $397,225,779.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1285 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	5/19/2021	22,367	$64,083,460	$(19,829,557)
0.1285 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	6/16/2021	25,000	75,029,984	(18,625,208)
0.1285 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	11/17/2021	20,000	65,400,974	(9,167,863)
0.4285 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/7/2021	76,111	283,660,587	751,688
0.2285 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/9/2021	36,351	133,550,593	(1,671,388)
0.3000 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/9/2021	91,381	335,625,964	(4,272,075)
0.2585 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/9/2021	81,723	305,877,533	2,247,533
0.1785 % representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/13/2021	72,081	264,400,316	(3,737,662)

					$1,527,629,411	$(54,304,532)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 63.2%
4,386,038	iShares Russell 2000 ETF (a)	$901,593,971

	TOTAL INVESTMENT COMPANIES (Cost $844,539,841)	$901,593,971

SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 34.0%
226,922,501	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$226,922,501
33,550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	33,550,000
225,024,299	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	225,024,299

	TOTAL SHORT TERM INVESTMENTS (Cost $485,496,800)	$485,496,800

	TOTAL INVESTMENTS (Cost $1,330,036,641) - 97.2% (c)	$1,387,090,771
	Other Assets in Excess of Liabilities - 2.8%	39,597,969

	TOTAL NET ASSETS - 100.0%	$1,426,688,740

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $777,930,865.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	0.4285 % representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	204,281	$242,109,236	$183,498,931
Total return of Russell 2000® Index	0.4285 % representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	32,905	39,547,975	29,008,826
Total return of Russell 2000® Index	0.4285 % representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	78,580	153,731,824	9,309,512
Total return of Russell 2000® Index	0.5885 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/8/2021	340,000	646,198,072	58,906,447
Total return of Russell 2000® Index	0.3800 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	181,977	348,653,123	28,919,374
Total return of Russell 2000® Index	0.4885 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	295,462	537,237,668	75,969,417
Total return of Russell 2000® Index	0.4085 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	426,014	866,476,566	17,095,584
Total return of Russell 2000® Index	0.4285 % representing 1 month LIBOR rate + spread	Barclays	2/21/2022	70,000	150,954,650	(5,803,455)

					$2,984,909,114	$396,904,636

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.0%
Money Market Funds - 73.0%
194,707,994	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$194,707,994
122,632,442	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	122,632,442

	TOTAL SHORT TERM INVESTMENTS (Cost $317,340,436) (b)	$317,340,436

	TOTAL INVESTMENTS (Cost $317,340,436) - 73.0%	$317,340,436
	Other Assets in Excess of Liabilities - 27.0%	117,644,007

	TOTAL NET ASSETS - 100.0%	$434,984,443

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $317,340,436.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1285% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	6/1/2021	37,110	$58,474,809	$(18,635,813)
0.2785% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/7/2021	74,717	139,151,138	(15,869,038)
0.1800% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/9/2021	126,269	253,426,430	(8,503,111)
0.1585% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/9/2021	84,551	155,998,624	(19,565,625)
0.0785% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/13/2021	101,218	214,508,813	4,606,573
0.2285% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	1/19/2022	189,430	403,099,273	10,271,863
0.2285% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	2/16/2022	16,033	34,323,103	1,075,062

					$1,258,982,190	$(46,620,089)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 57.8%
3,956,638	iShares China Large-Cap ETF (a)	$195,299,652

	TOTAL INVESTMENT COMPANIES (Cost $185,482,927)	$195,299,652

SHORT TERM INVESTMENTS - 59.3%
Money Market Funds - 59.3%
170,116,643	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$170,116,643
30,150,631	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	30,150,631

	TOTAL SHORT TERM INVESTMENTS (Cost $200,267,274)	$200,267,274

	TOTAL INVESTMENTS (Cost $385,750,201) - 117.1% (c)	$395,566,926
	Liabilities in Excess of Other Assets - (17.1)%	(57,636,248)

	TOTAL NET ASSETS - 100.0%	$337,930,678

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $234,643,537.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	(3.3715)% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,342,354	$51,195,590	$16,653,007
Total return of iShares China Large-Cap ETF	(3.3715)% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	1,528,183	61,394,707	15,855,099
Total return of iShares China Large-Cap ETF	(0.9515)% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	4,703,693	238,524,271	(6,277,315)
Total return of iShares China Large-Cap ETF	(0.6200)% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	4,456,934	221,235,070	(464,050)
Total return of iShares China Large-Cap ETF	(1.8725)% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	4,551,705	240,576,101	(15,829,561)

					$812,925,739	$9,937,180

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.2%
Money Market Funds - 79.2%
19,116,476	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$19,116,476
6,928,007	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	6,928,007

	TOTAL SHORT TERM INVESTMENTS (Cost $26,044,483) (b)	$26,044,483

	TOTAL INVESTMENTS (Cost $26,044,483) - 79.2%	$26,044,483
	Other Assets in Excess of Liabilities - 20.8%	6,849,157

	TOTAL NET ASSETS - 100.0%	$32,893,640

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,044,483.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(1.8515)% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse Capital LLC	12/7/2021	563,590	$27,858,134	$12,573
(0.8200)% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/9/2021	813,947	39,445,821	(1,129,419)
(2.1715)% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/9/2021	621,626	28,963,180	(2,052,545)

					$96,267,135	$(3,169,391)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 48.1%
270,673	Vanguard FTSE Europe ETF (a)(b)	$16,159,178

	TOTAL INVESTMENT COMPANIES (Cost $14,892,509)	$16,159,178

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
7,545,498	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$7,545,498
4,961,564	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	4,961,564

	TOTAL SHORT TERM INVESTMENTS (Cost $12,507,062)	$12,507,062

	TOTAL INVESTMENTS (Cost $27,399,571) - 85.3% (e)	$28,666,240
	Other Assets in Excess of Liabilities - 14.7%	4,954,194

	TOTAL NET ASSETS - 100.0%	$33,620,434

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,920,727.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	0.8285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	288,430	$17,169,105	$133,746
Total return of Vanguard FTSE Europe ETF	0.6285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	363,149	22,061,581	(324,314)
Total return of Vanguard FTSE Europe ETF	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	426,727	25,916,980	(455,261)
Total return of Vanguard FTSE Europe ETF	0.3785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	181,022	10,745,466	56,653
Total return of Vanguard FTSE Europe ETF	0.3785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	88,731	5,442,791	(147,410)
Total return of Vanguard FTSE Europe ETF	0.3785 % representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	70,776	4,412,792	(188,275)

					$85,748,715	$(924,861)

Direxion Daily Latin America Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 37.4%
364,465	iShares Latin America 40 ETF (a)	$9,898,869

	TOTAL INVESTMENT COMPANIES (Cost $8,630,281)	$9,898,869

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
6,420,325	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$6,420,325
3,444,999	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	3,444,999

	TOTAL SHORT TERM INVESTMENTS (Cost $9,865,324)	$9,865,324

	TOTAL INVESTMENTS (Cost $18,495,605) - 74.6% (c)	$19,764,193
	Other Assets in Excess of Liabilities - 25.4%	6,723,756

	TOTAL NET ASSETS - 100.0%	$26,487,949

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,998,793.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares Latin America 40 ETF	0.5285% representing 1 month LIBOR rate + spread	J.P. Morgan	7/6/2021	545,971	$14,944,758	$(5,831)
Total return of iShares Latin America 40 ETF	0.8285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	304,153	9,039,533	(785,272)
Total return of iShares Latin America 40 ETF	0.3785% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	735,955	21,981,910	(2,004,040)

					$45,966,201	$(2,795,143)

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 42.3%
1,952,427	iShares MSCI Emerging Markets ETF (a)(b)	$104,083,883

	TOTAL INVESTMENT COMPANIES (Cost $100,589,530)	$104,083,883

SHORT TERM INVESTMENTS - 55.8%
Money Market Funds - 55.8%
64,324,411	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$64,324,411
72,945,449	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	72,945,449

	TOTAL SHORT TERM INVESTMENTS (Cost $137,269,860)	$137,269,860

	TOTAL INVESTMENTS (Cost $237,859,390) - 98.1% (e)	$241,353,743
	Other Assets in Excess of Liabilities - 1.9%	4,527,136

	TOTAL NET ASSETS - 100.0%	$245,880,879

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $157,486,906.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	0.4785% representing 1 month LIBOR rate + spread	J.P. Morgan	2/23/2021	1,781,087	$84,589,371	$11,187,807
Total return of iShares MSCI Emerging Markets ETF	0.3800% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/26/2021	100,000	5,398,079	(68,247)
Total return of iShares MSCI Emerging Markets ETF	0.6385% representing 1 month LIBOR rate + spread	UBS Securities LLC	11/23/2021	1,240,909	66,556,588	(429,972)
Total return of iShares MSCI Emerging Markets ETF	0.3085% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,700,000	143,092,911	1,091,023
Total return of iShares MSCI Emerging Markets ETF	0.4585% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	3,400,000	181,441,341	476,298
Total return of iShares MSCI Emerging Markets ETF	0.2985% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	2,662,879	146,885,286	(4,948,393)

					$627,963,576	$7,308,516

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.2%
Money Market Funds - 68.2%
7,638,263	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$7,638,263
11,027,957	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	11,027,957

	TOTAL SHORT TERM INVESTMENTS (Cost $18,666,220) (b)	$18,666,220

	TOTAL INVESTMENTS (Cost $18,666,220) - 68.2%	$18,666,220
	Other Assets in Excess of Liabilities - 31.8%	8,683,902

	TOTAL NET ASSETS - 100.0%	$27,350,122

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,666,220.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.1715)% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	4/5/2021	279,982	$13,232,248	$(1,843,416)
(0.1215)% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Credit Suisse Capital LLC	12/7/2021	332,410	17,254,491	(510,296)
0.1585% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/7/2021	416,727	22,668,833	453,506
0.1285% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/13/2021	114,517	5,849,528	(313,513)
0.0285% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/16/2022	395,567	21,807,609	720,332

					$80,812,709	$(1,493,387)

Direxion Daily MSCI India Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 47.9%
1,333,086	iShares MSCI India ETF (a)	$52,176,986

	TOTAL INVESTMENT COMPANIES (Cost $48,060,420)	$52,176,986

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%
31,930,193	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$31,930,193
7,370,138	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	7,370,138

	TOTAL SHORT TERM INVESTMENTS (Cost $39,300,331)	$39,300,331

	TOTAL INVESTMENTS (Cost $87,360,751) - 84.0% (c)	$91,477,317
	Other Assets in Excess of Liabilities - 16.0%	17,423,910

	TOTAL NET ASSETS - 100.0%	$108,901,227

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,117,940.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	0.6285 % representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	383,956	$10,090,032	$4,932,064
Total return of iShares MSCI India ETF	0.6285 % representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	1,628,734	42,832,660	20,890,106
Total return of iShares MSCI India ETF	0.6285 % representing 1 month LIBOR rate + spread	J.P. Morgan	8/9/2021	929,021	36,783,392	(436,670)
Total return of iShares MSCI India ETF	0.6785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	1,289,839	53,782,968	(3,314,902)

					$143,489,052	$22,070,598

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 45.1%
190,159	iShares MSCI Mexico ETF (a)	$7,642,490

	TOTAL INVESTMENT COMPANIES (Cost $8,199,891)	$7,642,490

SHORT TERM INVESTMENTS - 54.5%
Money Market Funds - 54.5%
5,386,012	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$5,386,012
3,852,476	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	3,852,476

	TOTAL SHORT TERM INVESTMENTS (Cost $9,238,488)	$9,238,488

	TOTAL INVESTMENTS (Cost $17,438,379) - 99.6% (c)	$16,880,978
	Other Assets in Excess of Liabilities - 0.4%	68,552

	TOTAL NET ASSETS - 100.0%	$16,949,530

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,037,448.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	0.8285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	206,883	$7,983,207	$418,166
Total return of iShares MSCI Mexico ETF	0.0285% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	626,346	28,008,618	(2,836,138)
Total return of iShares MSCI Mexico ETF	(0.8715)% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	241,894	10,443,667	(682,099)

					$46,435,492	$(3,100,071)

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 47.8%
346,682	iShares MSCI South Korea Capped ETF (a)	$30,542,684

	TOTAL INVESTMENT COMPANIES (Cost $30,478,134)	$30,542,684

SHORT TERM INVESTMENTS - 57.8%
Money Market Funds - 57.8%
4,625,119	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$4,625,119
6,900,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	6,900,000
25,403,210	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	25,403,210

	TOTAL SHORT TERM INVESTMENTS (Cost $36,928,329)	$36,928,329

	TOTAL INVESTMENTS (Cost $67,406,463) - 105.6% (c)	$67,471,013
	Liabilities in Excess of Other Assets - (5.6)%	(3,565,819)

	TOTAL NET ASSETS - 100.0%	$63,905,194

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,386,072.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	0.8285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	57,817	$4,674,282	$414,567
Total return of iShares MSCI South Korea Capped ETF	0.6285% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	358,306	34,337,524	(2,783,043)
Total return of iShares MSCI South Korea Capped ETF	0.5785% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	1,413,499	134,601,032	(10,104,277)

					$173,612,838	$(12,472,753)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2021

Shares		Fair Value
COMMON STOCKS - 78.2%
Computer and Electronic Product Manufacturing - 24.6%
46,123	Aerojet Rocketdyne Holdings, Inc. (a)	$2,400,241
20,230	Cubic Corp.	1,237,671
49,179	L3 Harris Technologies, Inc.	8,434,690
35,948	Mercury Systems, Inc. (a)	2,554,465
18,839	Moog, Inc. Class A	1,391,637
30,481	Northrop Grumman Corp.	8,736,159
523,098	Raytheon Technologies Corp.	34,906,330

		59,661,193

Credit Intermediation and Related Activities - 0.3%
35,928	Smith & Wesson Brands, Inc.	594,968

Electrical Equipment, Appliance, and Component Manufacturing - 2.8%
40,770	Axon Enterprise, Inc. (a)	6,692,803

Fabricated Metal Product Manufacturing - 3.9%
61,161	BWX Technologies, Inc.	3,297,801
26,633	Curtiss-Wright Corp.	2,764,239
16,113	RBC Bearings, Inc. (a)	2,696,189
11,228	Sturm, Ruger & Co, Inc.	711,406

		9,469,635

Merchant Wholesalers, Durable Goods - 3.0%
53,599	Hexcel Corp.	2,340,132
25,975	Huntington Ingalls Industries, Inc.	4,086,647
17,761	Kaman Corp.	894,444

		7,321,223

Miscellaneous Manufacturing - 2.7%
146,863	Textron, Inc.	6,647,020

Primary Metal Manufacturing - 2.5%
250,404	Howmet Aerospace, Inc.	6,154,929

Professional, Scientific, and Technical Services - 4.3%
39,181	Maxar Technologies, Inc.	1,640,508
14,864	Parsons Corp. (a)	530,050
23,464	Teledyne Technologies, Inc. (a)	8,376,883

		10,547,441

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.6%
39,578	PAE, Inc. (a)	328,497
82,709	Virgin Galactic Holdings, Inc. (a)(b)	3,663,182

		3,991,679

Textile Mills - 0.1%
3,343	National Presto Industries, Inc.	298,898

Transportation Equipment Manufacturing - 32.4%
21,288	AAR Corp.	714,213
14,073	AeroVironment, Inc. (a)	1,615,158
182,770	Boeing Co.	35,492,106
60,075	General Dynamics Corp.	8,811,801
47,144	HEICO Corp.	5,011,879
27,121	HEICO Corp. Class A	3,193,227
78,768	Kratos Defense & Security Solutions, Inc. (a)	2,090,503
32,460	Lockheed Martin Corp.	10,446,277
67,775	Spirit AeroSystems Holdings, Inc.	2,295,539
15,551	TransDigm Group, Inc. (a)	8,604,057
33,445	Triumph Group, Inc.	362,209

		78,636,969

	TOTAL COMMON STOCKS (Cost $189,512,540)	$190,016,758

SHORT TERM INVESTMENTS - 33.7%
Money Market Funds - 33.7%
41,843,282	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$41,843,282
39,928,587	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	39,928,587

	TOTAL SHORT TERM INVESTMENTS (Cost $81,771,869)	$81,771,869

	TOTAL INVESTMENTS (Cost $271,284,409) - 111.9% (e)	$271,788,627
	Liabilities in Excess of Other Assets - (11.9)%	(28,875,688)

	TOTAL NET ASSETS - 100.0%	$242,912,939

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $190,869,515.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.7785% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,976	$71,397,047	$(4,567,812)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.5285% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	5,862	140,582,538	(8,866,608)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6285% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	5,314	124,557,131	(5,119,058)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.5785% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	7,594	181,103,611	(10,601,139)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.7285% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	2,223	53,746,268	(3,797,615)

					$571,386,595	$(32,952,232)

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2021

Shares		Fair Value
COMMON STOCKS - 65.4%
Accommodation - 1.4%
1,248	Hilton Worldwide Holdings, Inc.	$126,535
1,195	Marriott International, Inc. Class A	138,990
1,844	MGM Resorts International	52,665

		318,190

Administrative and Support Services - 1.5%
184	Booking Holdings, Inc. (a)	357,757

Amusement, Gambling, and Recreation Industries - 0.5%
1,477	Las Vegas Sands Corp.	71,029
436	Wynn Resorts Ltd.	43,395

		114,424

Apparel Manufacturing - 0.9%
1,566	Hanesbrands, Inc.	23,944
320	PVH Corp.	27,283
217	Ralph Lauren Corp.	21,928
847	Under Armour, Inc. Class A (a)	14,822
875	Under Armour, Inc. Class C (a)	13,099
1,438	V F Corp.	110,539

		211,615

Building Material and Garden Equipment and Supplies Dealers - 7.9%
3,294	Lowe’s Companies, Inc.	549,604
4,756	The Home Depot, Inc.	1,288,020

		1,837,624

Clothing and Clothing Accessories Stores - 2.5%
924	Gap, Inc. (a)	18,711
1,051	L Brands, Inc.	42,839
1,601	Ross Stores, Inc.	178,175
5,398	TJX Companies, Inc.	345,688

		585,413

Construction of Buildings - 1.5%
1,491	D.R. Horton, Inc.	114,509
1,237	Lennar Corp. Class A	102,857
16	NVR, Inc. (a)	71,144
1,205	PulteGroup, Inc.	52,417

		340,927

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
281	Whirlpool Corp.	52,010

Electronics and Appliance Stores - 0.5%
1,036	Best Buy Co., Inc.	112,737

Food Services and Drinking Places - 7.1%
126	Chipotle Mexican Grill, Inc. (a)	186,480
585	Darden Restaurants, Inc.	68,381
177	Domino’s Pizza, Inc.	65,625
3,291	McDonald’s Corp.	684,001
5,276	Starbucks Corp.	510,770
1,356	Yum! Brands, Inc.	137,620

		1,652,877

Funds, Trusts, and Other Financial Vehicles - 0.3%
671	Garmin Ltd. ADR (Switzerland)	77,071

General Merchandise Stores - 3.5%
1,102	Dollar General Corp.	214,460
1,058	Dollar Tree, Inc. (a)	107,556
2,252	Target Corp.	407,995
524	Tractor Supply Co.	74,272

		804,283

Health and Personal Care Stores - 0.3%
254	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	71,059

Leather and Allied Product Manufacturing - 2.9%
4,723	NIKE, Inc. Class B	630,946
1,247	Tapestry, Inc.	39,430

		670,376

Merchant Wholesalers, Durable Goods - 0.7%
596	Leggett & Platt, Inc.	24,436
1,259	LKQ Corp. (a)	44,178
269	Mohawk Industries, Inc. (a)	38,629
180	Pool Corp.	63,752

		170,995

Miscellaneous Manufacturing - 0.2%
573	Hasbro, Inc.	53,759

Miscellaneous Store Retailers - 0.5%
566	Etsy, Inc. (a)	112,685

Motor Vehicle and Parts Dealers - 1.7%
305	Advance Auto Parts, Inc.	45,488
104	AutoZone, Inc. (a)	116,310
738	CarMax, Inc. (a)	86,922
326	O’Reilly Automotive, Inc. (a)	138,703

		387,423

Nonstore Retailers - 15.4%
1,064	Amazon.com, Inc. (a)	3,411,397
2,944	eBay, Inc.	166,365

		3,577,762

Plastics and Rubber Products Manufacturing - 0.2%
1,698	Newell Rubbermaid, Inc.	40,786

Support Activities for Transportation - 0.3%
612	Expedia, Inc.	75,949

Transportation Equipment Manufacturing - 14.4%
1,214	Aptiv PLC ADR (Ireland)	162,190
1,100	BorgWarner, Inc.	46,189
17,568	Ford Motor Co.	184,991
5,662	General Motors Co.	286,950
3,350	Tesla Motors, Inc. (a)	2,658,326

		3,338,646

Water Transportation - 0.7%
3,343	Carnival Corp. ADR	62,414
1,419	Norwegian Cruise Line Holdings Ltd. ADR (a)(b)	32,140
837	Royal Caribbean Cruises Ltd. ADR (Liberia)	54,405

		148,959

Wholesale Electronic Markets and Agents and Brokers - 0.3%
649	Genuine Parts Co.	60,928

	TOTAL COMMON STOCKS (Cost $14,180,772)	$15,174,255

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
4,283,479	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$4,283,479
3,690,841	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	3,690,841

	TOTAL SHORT TERM INVESTMENTS (Cost $7,974,320)	$7,974,320

	TOTAL INVESTMENTS (Cost $22,155,092) - 99.8% (e)	$23,148,575
	Other Assets in Excess of Liabilities - 0.2%	56,050

	TOTAL NET ASSETS - 100.0%	$23,204,625

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,277,592.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/24/2021	4,931	$7,823,445	$254,024
Total return of Consumer Discretionary Select Sector Index	0.7785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	5,238	8,297,569	272,367
Total return of Consumer Discretionary Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2021	13,458	21,168,632	872,270
Total return of Consumer Discretionary Select Sector Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	3,274	5,595,699	(234,465)
Total return of Consumer Discretionary Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	2,951	4,719,534	109,219
Total return of Consumer Discretionary Select Sector Index	0.6285 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	3,395	5,270,228	291,719

					$52,875,107	$1,565,134

Direxion Daily Dow Jones Internet Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2021

Shares		Fair Value
COMMON STOCKS - 63.6%
Administrative and Support Services - 1.6%
2,614	Teladoc Health, Inc. (a)	$689,652

Computer and Electronic Product Manufacturing - 3.7%
1,463	Arista Networks, Inc. (a)	449,960
26,616	Cisco Systems, Inc.	1,186,541

		1,636,501

Data Processing, Hosting, and Related Services - 1.4%
4,330	Match Group, Inc. (a)	605,594

Electronics and Appliance Stores - 0.7%
4,595	Smartsheet, Inc. (a)	320,455

Food and Beverage Stores - 0.7%
4,001	Grubhub, Inc. (a)	301,155

Food Services and Drinking Places - 1.1%
1,809	Wayfair, Inc. (a)	492,627

Miscellaneous Store Retailers - 1.3%
2,917	Etsy, Inc. (a)	580,745

Motion Picture and Sound Recording Industries - 3.1%
2,580	Netflix, Inc. (a)	1,373,566

Nonstore Retailers - 7.7%
842	Amazon.com, Inc. (a)	2,699,621
11,740	eBay, Inc.	663,427

		3,363,048

Other Information Services - 8.5%
673	Alphabet, Inc. Class A (a)	1,229,813
650	Alphabet, Inc. Class C (a)	1,193,231
8,799	Pinterest, Inc. (a)	602,820
13,197	Twitter, Inc. (a)	666,844

		3,692,708

Professional, Scientific, and Technical Services - 10.0%
5,663	2U, Inc. (a)	231,617
6,331	Ciena Corp. (a)	338,012
15,986	Cloudera, Inc. (a)	244,106
6,984	Facebook, Inc. (a)	1,804,177
4,681	GoDaddy, Inc. (a)	367,833
13,585	Juniper Networks, Inc.	331,746
2,343	Okta, Inc. (a)	606,860
2,297	VeriSign, Inc. (a)	445,779

		4,370,130

Publishing Industries (except Internet) - 15.3%
4,110	Akamai Technologies, Inc. (a)	456,333
11,023	Box, Inc. (a)	191,139
3,185	Citrix Systems, Inc.	424,592
1,550	Coupa Software, Inc. (a)	480,298
4,672	Datadog, Inc. (a)	480,048
2,949	DocuSign, Inc. (a)	686,793
13,063	Dropbox, Inc. (a)	295,616
3,357	Fastly, Inc. (a)	367,088
5,565	Salesforce.com, Inc. (a)	1,255,241
13,803	Snap, Inc. (a)	730,731
2,333	Veeva Systems, Inc. (a)	644,935
2,908	Workday, Inc. (a)	661,657

		6,674,471

Real Estate - 1.2%
808	Zillow Group, Inc. Class A (a)	112,086
3,283	Zillow Group, Inc. Class C (a)	428,300

		540,386

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
14,875	CommScope Holding Co., Inc. (a)	218,514

Support Activities for Transportation - 1.0%
3,380	Expedia, Inc.	419,458

Telecommunications - 5.8%
6,404	PayPal Holdings, Inc. (a)	1,500,521
15,939	Vonage Holdings Corp. (a)	198,919
2,255	Zoom Video Communications, Inc. (a)	839,018

		2,538,458

	TOTAL COMMON STOCKS (Cost $24,534,534)	$27,817,468

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
5,413,789	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$5,413,789
7,437,744	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	7,437,744

	TOTAL SHORT TERM INVESTMENTS (Cost $12,851,533)	$12,851,533

	TOTAL INVESTMENTS (Cost $37,386,067) - 93.0% (c)	$40,669,001
	Other Assets in Excess of Liabilities - 7.0%	3,071,119

	TOTAL NET ASSETS - 100.0%	$43,740,120

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,908,105.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	0.6085 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	4,616	$4,534,310	$(19,249)
Total return of Dow Jones Internet Composite Index	0.4800 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	19,849	19,734,360	(314,720)
Total return of Dow Jones Internet Composite Index	0.5785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	25,561	24,235,151	762,948
Total return of Dow Jones Internet Composite Index	0.4285 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	55,652	53,009,891	1,431,024

					$101,513,712	$1,860,003

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 71.7%
Money Market Funds - 71.7%
980,863	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$980,863
1,266,460	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	1,266,460

	TOTAL SHORT TERM INVESTMENTS (Cost $2,247,323) (b)	$2,247,323

	TOTAL INVESTMENTS (Cost $2,247,323) - 71.7%	$2,247,323
	Other Assets in Excess of Liabilities - 28.3%	888,623

	TOTAL NET ASSETS - 100.0%	$3,135,946

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,247,323.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3885 % representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Credit Suisse Capital LLC	12/7/2021	5,139	$4,934,320	$(92,963)
0.2800 % representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/9/2021	4,476	4,323,492	(55,872)

					$9,257,812	$(148,835)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 73.0%
Administrative and Support Services - 2.2%
47,333	Broadridge Financial Solutions, Inc.	$6,688,626
15,351	FactSet Research System, Inc.	4,641,221
164,276	IHS Markit Ltd. ADR	14,305,154
67,288	Moody’s Corp.	17,916,103

		43,551,104

Credit Intermediation and Related Activities - 29.7%
154,541	Ally Financial, Inc.	5,847,832
62,683	Associated Banc-Corp	1,124,533
3,205,948	Bank of America Corp.	95,056,358
16,291	Bank of Hawaii Corp.	1,273,793
330,675	Bank of New York Mellon Corp.	13,170,785
50,502	Bank OZK	1,876,654
12,970	BOK Financial Corp.	957,964
862,981	Citigroup, Inc.	50,044,268
176,317	Citizens Financial Group, Inc.	6,424,992
57,544	Comerica, Inc.	3,291,517
43,672	Commerce Bancshares, Inc.	2,919,473
4,064	Credit Acceptance Corp. (a)(b)	1,567,769
126,806	Discover Financial Services	10,593,373
58,320	East West Bancorp, Inc.	3,495,701
133,349	F.N.B. Corp.	1,314,821
294,282	Fifth Third Bancorp	8,513,578
2,606	First Citizens BancShares, Inc. Class A	1,553,150
53,598	First Hawaiian, Inc.	1,246,154
225,683	First Horizon National Corp.	3,134,737
71,465	First Republic Bank	10,361,710
417,850	Huntington Bancshares, Inc.	5,526,066
1,255,471	JPMorgan Chase & Co.	161,541,454
401,921	KeyCorp	6,776,388
4,491	LendingTree, Inc. (a)	1,461,910
52,971	M&T Bank Corp.	7,017,068
186,032	New York Community Bancorp, Inc.	1,945,895
79,471	Northern Trust Corp.	7,088,019
26,877	OneMain Holdings, Inc.	1,251,393
48,275	PacWest Bancorp	1,457,422
174,926	People’s United Financial, Inc.	2,389,489
30,550	Pinnacle Financial Partners, Inc.	2,093,592
175,708	PNC Financial Services Group, Inc.	25,217,612
34,317	Popular, Inc. ADR	1,947,490
36,909	Prosperity Bancshares, Inc.	2,489,143
397,517	Regions Financial Corp.	6,761,764
45,335	Rocket Cos., Inc. (a)(b)	968,356
29,762	Santander Consumer USA Holdings, Inc.	657,740
21,511	Signature Bank	3,553,402
154,788	SLM Corp.	2,148,457
145,692	State Street Corp.	10,198,440
79,936	Sterling Bancorp	1,475,619
21,271	SVB Financial Group (a)	9,312,018
60,469	Synovus Financial Corp.	2,249,447
62,398	TCF Financial Corp.	2,424,786
20,191	TFS Financial Corp.	356,775
558,051	Truist Financial Corp.	26,775,287
563,143	U.S. Bancorp	24,130,678
37,012	Webster Financial Corp.	1,730,311
1,556,239	Wells Fargo & Co.	46,500,421
40,414	Western Alliance Bancorp	2,755,427
23,622	Wintrust Financial Corp.	1,421,808
66,784	Zions Bancorp	2,947,846

		598,340,685

Funds, Trusts, and Other Financial Vehicles - 0.2%
225,580	AGNC Investment Corp.	3,519,048
48,855	Carlyle Group, Inc.	1,576,551

		5,095,599

Insurance Carriers and Related Activities - 23.4%
287,806	Aflac, Inc.	13,003,075
5,684	Alleghany Corp.	3,221,975
125,667	Allstate Corp.	13,468,989
29,469	American Financial Group, Inc.	2,774,212
356,943	American International Group, Inc.	13,363,946
3,056	American Naional Group, Inc.	270,089
93,896	AON PLC ADR (United Kingdom)	19,070,278
162,678	Arch Capital Group Ltd. ADR (a)	5,109,716
78,996	Arthur J. Gallagher & Co.	9,116,928
24,287	Assurant, Inc.	3,290,160
32,275	Assured Guaranty Ltd. ADR	1,153,831
47,091	Athene Holding Ltd. ADR (a)	1,925,551
34,320	Axis Capital Holdings Ltd. ADR	1,575,288
779,727	Berkshire Hathaway, Inc. Class B (a)	177,676,392
36,972	Brighthouse Financial, Inc. (a)	1,307,330
97,479	Brown & Brown, Inc.	4,200,370
186,241	Chubb Limited ADR (Switzerland)	27,129,727
61,937	Cincinnati Financial Corp.	5,208,282
11,608	CNA Financial Corp.	445,979
166,009	Equitable Holdings, Inc.	4,113,703
10,394	Erie Indemnity Co. Class A	2,526,781
16,279	Everest Re Group Ltd. ADR	3,436,171
44,861	First American Financial Corp.	2,345,782
42,665	Globe Life, Inc.	3,856,489

17,150	GoHealth, Inc. (a)(b)	228,267
15,340	Hanover Insurance Group, Inc.	1,725,290
147,920	Hartford Financial Services Group, Inc.	7,103,118
25,532	Kemper Corp.	1,796,176
6,235	Lemonade, Inc. (a)(b)	905,634
79,658	Lincoln National Corp.	3,623,642
96,795	Loews Corp.	4,383,846
5,598	Markel Corp. (a)	5,427,149
209,635	Marsh & McLennan Companies, Inc.	23,040,983
11,280	Mercury General Corp.	597,953
318,569	MetLife, Inc.	15,339,097
139,672	MGIC Investment Corp.	1,636,956
117,051	Old Republic International Corp.	2,118,623
16,259	Primerica, Inc.	2,265,041
112,357	Principal Financial Group, Inc.	5,535,829
242,183	Progressive Corp.	21,115,936
163,784	Prudential Financial, Inc.	12,821,012
28,014	Reinsurance Group of America, Inc.	2,942,871
20,938	RenaissanceRe Holdings Ltd. ADR	3,149,913
104,688	Travelers Companies, Inc.	14,268,974
84,093	Unum Group	1,953,480
51,973	Voya Financial, Inc.	2,882,423
57,592	W.R. Berkley Corp.	3,578,767
1,252	White Mountains Insurance Group Ltd. ADR	1,277,040
53,250	Willis Towers Watson PLC ADR (Ireland)	10,806,555

		470,115,619

Management of Companies and Enterprises - 0.2%
23,169	Cullen/Frost Bankers, Inc.	2,137,109
90,965	Umpqua Holdings Corp.	1,319,902

		3,457,011

Merchant Wholesalers, Durable Goods - 0.1%
89,099	Jefferies Financial Group, Inc.	2,080,462

Real Estate - 0.4%
580,727	Annaly Capital Management, Inc.	4,715,503
171,360	New Residential Investment Corp.	1,609,071
113,028	Starwood Property Trust, Inc.	2,120,405

		8,444,979

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 16.8%
18,620	Affiliated Managers Group, Inc.	2,051,738
48,839	Ameriprise Financial, Inc.	9,663,773
70,566	Apollo Global Management, Inc.	3,241,802
40,561	Ares Management Corp.	1,831,735
60,999	BlackRock, Inc.	42,776,159
44,590	CBOE Holdings, Inc.	4,090,241
570,728	Charles Schwab Corp.	29,415,321
147,068	CME Group, Inc.	26,728,138
45,806	Eaton Vance Corp.	3,075,415
16,318	Evercore, Inc.	1,780,294
113,690	FNF Group	4,126,947
112,062	Franklin Resources, Inc.	2,946,110
137,271	Goldman Sachs Group, Inc.	37,223,777
30,326	Interactive Brokers Group, Inc. Class A	1,855,648
229,454	IntercontinentalExchange, Inc.	25,320,249
155,959	Invesco Ltd. ADR	3,211,196
224,861	KKR & Co., Inc.	8,758,336
41,719	Lazard Ltd. Class A ADR	1,718,823
32,468	LPL Investment Holdings, Inc.	3,517,583
15,262	MarketAxess Holdings, Inc.	8,253,079
552,367	Morgan Stanley	37,036,207
8,932	Morningstar, Inc.	2,053,377
33,698	MSCI, Inc. Class A	13,320,819
47,336	NASDAQ OMX Group, Inc.	6,403,141
50,771	Raymond James Financial, Inc.	5,073,546
99,803	S&P Global, Inc.	31,637,551
46,630	SEI Investments Co.	2,464,396
93,640	T. Rowe Price Group, Inc.	14,652,787
34,610	Tradeweb Markets Inc.	2,103,942
26,194	Virtu Financial, Inc.	727,407

		337,059,537

	TOTAL COMMON STOCKS (Cost $1,298,405,621)	$1,468,144,996

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
311,796,931	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$311,796,931
258,998,363	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (c)	258,998,363
20,966,370	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	20,966,370

	TOTAL SHORT TERM INVESTMENTS (Cost $591,761,664)	$591,761,664

	TOTAL INVESTMENTS (Cost $1,890,167,285) - 102.4% (e)	$2,059,906,660
	Liabilities in Excess of Other Assets - (2.4)%	(48,762,888)

	TOTAL NET ASSETS - 100.0%	$2,011,143,772

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,830,791,611.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	85,856	$161,432,472	$26,178,518
Total return of Russell 1000® Financial Services Index	0.7785 % representing 1 month LIBOR rate + spread	Citibank N.A.	6/17/2021	234,144	505,730,825	2,730,287
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	10/20/2021	42,534	79,556,910	13,043,578
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	11/17/2021	95,000	180,434,939	26,334,774
Total return of Russell 1000® Financial Services Index	0.6729 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	25,000	55,276,079	(1,070,663)
Total return of Russell 1000® Financial Services Index	0.5685 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2021	419,790	982,811,928	(72,524,633)
Total return of Russell 1000® Financial Services Index	0.5285 % representing 1 month LIBOR rate + spread	Barclays	12/9/2021	565,000	1,288,546,749	(62,535,792)
Total return of Russell 1000® Financial Services Index	0.6300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	193,379	424,212,739	(4,403,971)
Total return of Russell 1000® Financial Services Index	0.6285 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	360,896	785,274,991	(1,272,457)
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	30,000	64,264,003	974,910
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	15,000	34,686,383	(2,169,270)
Total return of Russell 1000® Financial Services Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	40,000	90,484,322	(3,758,213)

					$4,652,712,340	$(78,472,932)

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.0%
Money Market Funds - 61.0%
62,169,983	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$62,169,983
63,760,982	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	63,760,982

	TOTAL SHORT TERM INVESTMENTS (Cost $125,930,965) (b)	$125,930,965

	TOTAL INVESTMENTS (Cost $125,930,965) - 61.0%	$125,930,965
	Other Assets in Excess of Liabilities - 39.0%	80,494,118

	TOTAL NET ASSETS - 100.0%	$206,425,083

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $125,930,965.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4685% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse Capital LLC	12/7/2021	25,654	$54,993,454	$(792,952)
0.4300% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	12/9/2021	55,155	122,159,020	2,548,788
0.2785% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/9/2021	88,972	194,957,275	1,698,369
0.3785% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	J.P. Morgan	12/9/2021	115,981	248,783,651	(3,246,133)

					$620,893,400	$208,072

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 45.1%
Ambulatory Health Care Services - 0.7%
1,081	DaVita, Inc. (a)	$126,877
1,426	Laboratory Corp. of America Holdings (a)	326,426
1,972	Quest Diagnostics, Inc.	254,684
17,656	Viatris, Inc. (a)	299,975

		1,007,962

Chemical Manufacturing - 22.4%
25,937	Abbott Laboratories	3,205,554
25,836	AbbVie, Inc.	2,647,673
3,204	Alexion Pharmaceuticals, Inc. (a)	491,269
8,520	Amgen, Inc.	2,056,984
2,251	Biogen, Inc. (a)	636,155
33,070	Bristol-Myers Squibb Co.	2,031,490
2,411	Catalent, Inc. (a)	277,386
11,619	Eli Lilly and Company	2,416,403
18,344	Gilead Sciences, Inc.	1,203,366
2,136	Illumina, Inc. (a)	910,876
2,724	Incyte Corp. (a)	244,479
38,525	Johnson & Johnson	6,284,583
37,026	Merck & Co., Inc.	2,853,594
1,997	Perrigo Co. PLC ADR (Ireland)	85,272
81,344	Pfizer, Inc.	2,920,250
1,534	Regeneron Pharmaceuticals, Inc. (a)	772,891
3,806	Vertex Pharmaceuticals, Inc. (a)	871,878
1,081	West Pharmaceutical Services, Inc.	323,749
6,954	Zoetis, Inc.	1,072,654

		31,306,506

Computer and Electronic Product Manufacturing - 5.4%
4,478	Agilent Technologies, Inc.	538,121
315	Bio-Rad Laboratories, Inc. (a)	180,738
9,252	Danaher Corp.	2,200,496
3,761	Hologic, Inc. (a)	299,864
1,249	IDEXX Laboratories, Inc. (a)	597,871
1,639	PerkinElmer, Inc.	241,048
5,800	Thermo Fisher Scientific, Inc.	2,956,260
1,337	Varian Medical Systems, Inc. (a)	234,737
909	Waters Corp. (a)	240,585

		7,489,720

Health and Personal Care Stores - 1.0%
19,155	CVS Health Corp.	1,372,456

Hospitals - 0.5%
3,862	HCA Healthcare, Inc.	627,498
1,138	Universal Health Services, Inc. Class B	141,886

		769,384

Insurance Carriers and Related Activities - 5.8%
3,640	Anthem, Inc.	1,081,007
8,485	Centene Corp. (a)	511,646
5,287	Cigna Corp.	1,147,543
1,936	Humana, Inc.	741,701
13,885	UnitedHealth Group, Inc.	4,631,758

		8,113,655

Machinery Manufacturing - 0.3%
348	Mettler-Toledo International, Inc. (a)	406,499

Merchant Wholesalers, Durable Goods - 0.1%
2,090	Henry Schein, Inc. (a)	137,626

Merchant Wholesalers, Nondurable Goods - 0.6%
2,152	AmerisourceBergen Corp.	224,238
4,294	Cardinal Health, Inc.	230,717
2,350	McKesson Corp.	410,004

		864,959

Miscellaneous Manufacturing - 7.7%
660	Abiomed, Inc. (a)	229,845
1,049	Align Technology, Inc. (a)	551,124
7,475	Baxter International, Inc.	574,304
4,244	Becton, Dickinson & Co.	1,111,037
20,956	Boston Scientific Corp. (a)	742,681
3,199	Dentsply Sirona, Inc.	171,115
1,406	DexCom, Inc. (a)	527,039
9,121	Edwards Lifesciences Corp. (a)	753,212
1,719	Intuitive Surgical, Inc. (a)	1,285,193
19,698	Medtronic PLC ADR (Ireland)	2,192,978
2,120	ResMed, Inc.	427,328
1,249	STERIS PLC ADR (Ireland)	233,700
4,785	Stryker Corp.	1,057,533
681	Teleflex, Inc.	257,166
718	The Cooper Companies, Inc.	261,381
3,034	Zimmer Biomet Holdings, Inc.	466,235

		10,841,871

Professional, Scientific, and Technical Services - 0.6%
4,487	Cerner Corp.	359,454
2,805	IQVIA Holdings, Inc. (a)	498,729

		858,183

	TOTAL COMMON STOCKS (Cost $57,532,907)	$63,168,821

SHORT TERM INVESTMENTS - 26.4%
Money Market Funds - 26.4%
16,846,375	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$16,846,375
20,059,783	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	20,059,783

	TOTAL SHORT TERM INVESTMENTS (Cost $36,906,158)	$36,906,158

	TOTAL INVESTMENTS (Cost $94,439,065) - 71.5% (c)	$100,074,979
	Other Assets in Excess of Liabilities - 28.5%	39,840,382

	TOTAL NET ASSETS - 100.0%	$139,915,361

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,074,979.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	0.7785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	59,570	$67,819,685	$1,514,797
Total return of Health Care Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	58,035	68,414,097	(892,384)
Total return of Health Care Select Sector Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	101,502	114,482,076	3,753,824
Total return of Health Care Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	87,582	99,215,517	2,795,119

					$349,931,375	$7,171,356

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 68.9%
Building Material and Garden Equipment and Supplies Dealers - 6.0%
58,698	Lowe’s Companies, Inc.	$9,793,761
11,064	Lumber Liquidators Holdings, Inc. (a)	309,349
35,390	The Home Depot, Inc.	9,584,320

		19,687,430

Construction of Buildings - 40.7%
37,831	Beazer Homes USA, Inc. (a)	628,751
37,257	Century Communities, Inc. (a)	1,748,844
425,789	D.R. Horton, Inc.	32,700,595
61,746	Green Brick Partners, Inc. (a)	1,228,745
113,096	KB Home	4,709,317
19,805	Lennar Corp.	1,325,747
353,266	Lennar Corp. Class A	29,374,068
28,363	LGI Homes, Inc. (a)	3,026,616
65,801	M.D.C Holdings, Inc.	3,422,968
36,912	M/I Homes, Inc. (a)	1,822,345
48,296	Meritage Homes Corp. (a)	3,876,237
4,490	NVR, Inc. (a)	19,964,695
344,249	PulteGroup, Inc.	14,974,831
166,854	Taylor Morrison Home Corp. (a)	4,334,867
147,446	Toll Brothers, Inc.	7,534,491
162,853	TRI Pointe Group, Inc. (a)	3,289,631

		133,962,748

Fabricated Metal Product Manufacturing - 0.6%
22,591	PGT Innovations, Inc. (a)	467,860
16,637	Simpson Manufacturing Company, Inc.	1,530,604

		1,998,464

Furniture and Home Furnishings Stores - 1.2%
8,352	Ethan Allen Interiors, Inc.	197,525
39,848	Floor & Decor Holdings, Inc. (a)	3,668,805

		3,866,330

Furniture and Related Product Manufacturing - 0.2%
6,510	American Woodmark Corp. (a)	563,180

Management of Companies and Enterprises - 0.6%
47,992	AZEK Company, Inc. (a)	1,914,401

Merchant Wholesalers, Durable Goods - 6.2%
20,885	Beacon Roofing Supply, Inc. (a)	830,596
78,597	Builders FirstSource, Inc. (a)	3,006,335
53,232	Fortune Brands Home & Security, Inc.	4,591,260
50,768	Leggett & Platt, Inc.	2,081,488
13,352	Lennox International, Inc.	3,678,343
22,915	Mohawk Industries, Inc. (a)	3,290,594
12,575	Watsco, Inc.	2,999,012

		20,477,628

Merchant Wholesalers, Nondurable Goods - 2.7%
13,042	The Sherwin Williams Co.	9,022,455

Nonmetallic Mineral Product Manufacturing - 1.6%
16,022	Eagle Materials, Inc.	1,762,901
41,472	Owens Corning	3,218,227
12,569	Quanex Building Products Corp.	276,392

		5,257,520

Specialty Trade Contractors - 3.5%
29,084	Installed Building Products, Inc. (a)	3,051,784
42,405	TopBuild Corp. (a)	8,478,880

		11,530,664

Wood Product Manufacturing - 5.6%
10,973	Cavco Industries, Inc. (a)	2,070,166
25,818	JELD-WEN Holding, Inc. (a)	671,010
41,889	Louisiana-Pacific Corp.	1,592,201
100,262	Masco Corp.	5,445,229
9,388	Masonite International Corp. ADR (a)	934,106
66,910	Skyline Champion Corp. (a)	2,250,183
44,365	Trex Company, Inc. (a)	4,071,376
23,444	UFP Industries, Inc.	1,264,571

		18,298,842

	TOTAL COMMON STOCKS (Cost $220,748,864)	$226,579,662

SHORT TERM INVESTMENTS - 23.1%
Money Market Funds - 23.1%
23,666,132	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$23,666,132
42,571,727	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	42,571,727
9,927,052	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	9,927,052

	TOTAL SHORT TERM INVESTMENTS (Cost $76,164,911)	$76,164,911

	TOTAL INVESTMENTS (Cost $296,913,775) - 92.0% (c)	$302,744,573
	Other Assets in Excess of Liabilities - 8.0%	26,209,209

	TOTAL NET ASSETS - 100.0%	$328,953,782

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $283,187,973.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	0.5785% representing 1 month LIBOR rate + spread	Citibank N.A.	6/17/2021	7,022	$56,067,176	$17,981,331
Total return of Dow Jones U.S. Select Home Construction Index	0.4785% representing 1 month LIBOR rate + spread	Barclays	11/26/2021	25,364	252,617,815	14,743,753
Total return of Dow Jones U.S. Select Home Construction Index	0.7785% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	6,630	64,923,694	4,892,127
Total return of Dow Jones U.S. Select Home Construction Index	0.5785% representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2021	18,203	187,458,710	4,355,454
Total return of Dow Jones U.S. Select Home Construction Index	1.2285% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	8,404	84,772,511	3,770,412
Total return of Dow Jones U.S. Select Home Construction Index	0.6785% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	3,794	39,098,663	869,181
Total return of Dow Jones U.S. Select Home Construction Index	0.6785% representing 1 month LIBOR rate + spread	BNP Paribas	8/17/2022	2,773	30,009,338	(798,413)

					$714,947,907	$45,813,845

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 71.4%
Administrative and Support Services - 3.2%
1,119	Equifax, Inc.	$198,186
3,428	IHS Markit Ltd. ADR (United Kingdom)	298,510
1,049	Robert Half International, Inc.	70,807
2,035	Rollins, Inc.	73,301
3,577	Waste Management, Inc.	398,192

		1,038,996

Air Transportation - 2.2%
1,138	Alaska Air Group, Inc.	55,569
5,620	American Airlines Group, Inc.	96,496
5,867	Delta Air Lines, Inc.	222,711
5,430	Southwest Airlines Co.	238,594
2,692	United Continental Holdings, Inc. (a)	107,653

		721,023

Computer and Electronic Product Manufacturing - 9.4%
2,117	AMETEK, Inc.	239,772
3,102	Fortive Corp.	204,980
6,659	Johnson Controls International PLC ADR (Ireland)	331,751
1,932	L3 Harris Technologies, Inc.	331,357
1,426	Northrop Grumman Corp.	408,706
3,746	Otis Worldwide Corp.	242,179
13,971	Raytheon Technologies Corp.	932,285
965	Roper Technologies, Inc.	379,158

		3,070,188

Couriers and Messengers - 4.7%
2,222	FedEx Corp.	522,925
6,580	United Parcel Service, Inc. Class B	1,019,900

		1,542,825

Electrical Equipment, Appliance, and Component Manufacturing - 3.7%
1,247	A.O. Smith Corp.	67,712
3,666	Eaton Corp PLC ADR (Ireland)	431,488
5,502	Emerson Electric Co.	436,584
1,069	Rockwell Automation, Inc.	265,679

		1,201,463

Fabricated Metal Product Manufacturing - 2.0%
1,185	Parker Hannifin Corp.	313,563
1,531	Pentair PLC (Ireland)	83,378
1,473	Stanley Black & Decker, Inc.	255,551

		652,492

Machinery Manufacturing - 12.5%
7,494	Carrier Global Corp.	288,519
4,998	Caterpillar, Inc.	913,834
1,362	Cummins, Inc.	319,280
2,883	Deere & Co.	832,611
1,199	Flowserve Corp.	42,637
80,587	General Electric Co.	860,669
696	IDEX Corp.	129,588
3,419	Ingersoll Rand, Inc. (a)	143,051
499	Snap-on, Inc.	89,815
2,209	Trane Technologies PLC ADR (Ireland)	316,660
1,658	Xylem, Inc.	160,146

		4,096,810

Merchant Wholesalers, Durable Goods - 5.7%
1,912	Copart, Inc. (a)	209,842
5,281	Fastenal Co.	240,761
1,279	Fortune Brands Home & Security, Inc.	110,314
6,454	Honeywell International, Inc.	1,260,918
373	Huntington Ingalls Industries, Inc.	58,684

		1,880,519

Merchant Wholesalers, Nondurable Goods - 1.6%
2,650	Illinois Tool Works, Inc.	514,656

Miscellaneous Manufacturing - 0.8%
1,325	Dover Corp.	154,349
2,106	Textron, Inc.	95,318

		249,667

Nonmetallic Mineral Product Manufacturing - 2.8%
5,307	3M Co.	932,228

Nonstore Retailers - 0.4%
415	W.W. Grainger, Inc.	151,222

Personal and Laundry Services - 0.8%
808	Cintas Corp.	257,041

Primary Metal Manufacturing - 0.3%
3,591	Howmet Aerospace, Inc.	88,267

Professional, Scientific, and Technical Services - 1.8%
1,192	Jacobs Engineering Group, Inc.	120,344
3,284	Nielsen Holdings PLC ADR	73,332
340	Teledyne Technologies, Inc. (a)	121,383
1,496	Verisk Analytics, Inc. Class A	274,516

		589,575

Rail Transportation - 7.8%
7,036	CSX Corp.	603,372
861	Kansas City Southern Railway Co.	174,499
2,337	Norfolk Southern Corp.	552,981
6,199	Union Pacific Corp.	1,224,117

		2,554,969

Rental and Leasing Services - 0.5%
663	United Rentals, Inc. (a)	161,116

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
846	Allegion PLC ADR (Ireland)	90,530

Specialty Trade Contractors - 0.3%
1,277	Quanta Services, Inc.	89,990

Support Activities for Transportation - 0.7%
1,250	C.H. Robinson Worldwide, Inc.	106,950
1,556	Expeditors International of Washington, Inc.	139,293

		246,243

Transportation Equipment Manufacturing - 8.2%
4,882	Boeing Co.	948,036
2,139	General Dynamics Corp.	313,748
2,265	Lockheed Martin Corp.	728,922
3,187	Paccar, Inc.	290,718
501	TransDigm Group, Inc. (a)	277,193
1,646	Wabtec Corp.	122,150

		2,680,767

Truck Transportation - 0.8%
769	J.B. Hunt Transport Services, Inc.	103,554
885	Old Dominion Freight Line, Inc.	171,690

		275,244

Waste Management and Remediation Services - 0.5%
1,935	Republic Services, Inc.	175,156

Wood Product Manufacturing - 0.4%
2,407	Masco Corp.	130,723

	TOTAL COMMON STOCKS (Cost $22,891,452)	$23,391,710

SHORT TERM INVESTMENTS - 34.4%
Money Market Funds - 34.4%
3,206,977	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,206,977
3,200,135	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	3,200,135
4,887,295	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	4,887,295

	TOTAL SHORT TERM INVESTMENTS (Cost $11,294,407)	$11,294,407

	TOTAL INVESTMENTS (Cost $34,185,859) - 105.8% (c)	$34,686,117
	Liabilities in Excess of Other Assets - (5.8)%	(1,900,128)

	TOTAL NET ASSETS - 100.0%	$32,785,989

Percentages	are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,220,356.

ADR	- American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Industrials Select Sector Index	0.7785% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	15,355	$13,708,476	$(589,745)
Total return of Industrials Select Sector Index	0.5285% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	16,140	14,502,394	(711,568)
Total return of Industrials Select Sector Index	0.4285% representing 1 month LIBOR rate + spread	Barclays	12/10/2021	34,843	31,065,730	(1,285,743)
Total return of Industrials Select Sector Index	0.7285% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	21,401	19,104,850	(813,355)

					$78,381,450	$(3,400,411)

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 70.2%
Accommodation - 1.2%
1,997	Chatham Lodging Trust	$21,388
29,923	Host Hotels & Resorts, Inc.	405,457
9,996	Park Hotels & Resorts, Inc.	166,733
6,983	Service Property Trust	74,090
4,485	Summit Hotel Properties, Inc.	36,328
9,149	Sunstone Hotel Investors, Inc.	97,894
4,823	Xenia Hotels & Resorts, Inc.	69,789

		871,679

Administrative and Support Services - 0.7%
20,464	Colony Capital, Inc.	101,501
12,228	Iron Mountain, Inc.	411,717

		513,218

Data Processing, Hosting and Related Services - 0.5%
4,958	CyrusOne, Inc.	361,686

Forestry and Logging - 0.3%
5,790	Rayonier, Inc.	178,043

Funds, Trusts, and Other Financial Vehicles - 2.2%
3,664	Acadia Realty Trust	53,128
2,282	Agree Realty Corp.	144,222
8,468	Diamondrock Hospitality Co. (a)	69,438
1,672	EastGroup Properties, Inc.	225,954
5,395	First Industrial Realty Trust, Inc.	219,253
4,552	Franklin Street Properties Corp.	18,709
1,513	Getty Realty Corp.	40,200
1,446	Gladstone Commercial Corp.	25,609
11,741	Lexington Realty Trust	120,345
3,950	Monmouth Real Estate Investment Corp. Class A	68,454
1,897	National Health Investors, Inc.	123,001
696	One Liberty Properties, Inc.	13,948
873	PS Business Parks, Inc.	118,833
589	Saul Centers, Inc.	17,629
6,559	SITE Centers Corp.	72,739
4,372	Spirit Realty Capital, Inc.	168,584
3,963	Tanger Factory Outlet Centers, Inc. (b)	61,149
1,578	UMH Properties, Inc.	23,197
559	Universal Health Realty Income Trust	33,361
1,274	Urstadt Biddle Properties, Inc. Class A	17,619

		1,635,372

Heavy and Civil Engineering Construction - 0.1%
1,373	St. Joe Co.	61,099

Paper Manufacturing - 0.2%
2,839	PotlatchDeltic Corp.	135,591

Professional, Scientific, and Technical Services - 1.4%
5,475	Extra Space Storage, Inc.	623,000
3,668	Lamar Advertising Co.	296,301
6,127	Outfront Media, Inc.	111,695

		1,030,996

Real Estate - 54.0%
2,917	Alexander & Baldwin, Inc.	44,105
95	Alexander’s, Inc.	25,384
5,352	Alexandria Real Estate Equities, Inc.	894,373
237	Altisource Portfolio Solutions S.A. ADR (Luxembourg) (a)	2,401
2,170	American Assets Trust, Inc.	59,957
5,846	American Campus Communities, Inc.	240,621
11,978	American Homes 4 Rent	362,095
18,820	American Tower Corp.	4,278,915
8,639	Americold Realty Trust	301,588
6,319	Apartment Income REIT Corp. (a)	244,988
6,314	Apartment Investment and Management Co.	28,981
8,999	Apple Hospitality REIT, Inc.	112,308
2,454	Armada Hoffler Properties, Inc.	26,381
5,967	AvalonBay Communities, Inc.	976,619
6,277	Boston Properties, Inc.	572,902
7,237	Brandywine Realty Trust	79,607
12,583	Brixmor Property Group, Inc.	213,030
4,130	Camden Property Trust	421,880
4,056	CareTrust REIT, Inc.	91,098
2,071	CatchMark Timber Trust, Inc.	18,888
14,227	CBRE Group, Inc. Class A (a)	867,562
541	Centerspace	37,838
1,843	City Office REIT, Inc.	17,361
4,861	Columbia Property Trust, Inc.	66,110
914	Community Healthcare Trust, Inc.	40,874
1,730	CorePoint Lodging, Inc.	11,781

1,805	CoreSite Realty Corp.	242,664
4,764	Corporate Office Properties Trust	125,150
6,299	Cousins Properties, Inc.	198,670
8,221	CubeSmart	286,420
4,688	Cushman & Wakefield PLC ADR (United Kingdom) (a)	67,179
11,414	Digital Realty Trust, Inc.	1,643,045
10,092	Diversified Healthcare Trust	40,570
7,442	Douglas Emmett, Inc.	206,218
15,724	Duke Realty Corp.	622,041
3,383	Easterly Government Properties, Inc.	74,257
6,198	Empire State Realty Trust, Inc.	61,112
3,167	EPR Properties	125,540
5,156	Equity Commonwealth	146,998
7,340	Equity Lifestyle Properties, Inc.	446,566
15,793	Equity Residential	973,481
3,948	Essential Properties Realty Trust, Inc.	82,197
2,770	Essex Property Trust, Inc.	663,720
1,161	eXp World Holdings, Inc. (a)	123,751
3,045	Federal Realty Investment Trust	266,620
2,197	Five Point Holdings, LLC (a)	13,841
714	Forestar Group, Inc. (a)	15,344
2,990	Four Corners Property Trust, Inc.	78,816
261	FRP Holdings, Inc. (a)	11,273
9,065	Gaming & Leisure Properties, Inc.	372,843
1,862	Global Medical REIT, Inc.	23,350
3,794	Global Net Lease, Inc.	61,121
5,775	Healthcare Realty Trust, Inc.	173,308
9,273	Healthcare Trust of America, Inc. Class A	261,962
22,845	Healthpeak Properties, Inc.	677,354
1,483	Hersha Hospitality Trust (a)	11,330
4,406	Highwoods Properties, Inc.	165,181
1,754	Howard Hughes Corp. (a)	151,142
6,506	Hudson Pacific Properties, Inc.	152,501
4,020	Independence Realty Trust, Inc.	53,386
2,770	Industrial Logistics Properties Trust	58,752
921	Innovative Industrial Properties, Inc.	172,338
23,781	Invitation Homes, Inc.	701,064
3,186	iStar, Inc. (b)	48,363
5,109	JBG SMITH Properties	152,555
2,196	Jones Lang LaSalle, Inc. (a)	321,077
5,477	Kennedy-Wilson Holdings, Inc.	94,150
4,394	Kilroy Realty Corp.	248,832
18,353	Kimco Realty Corp.	303,008
3,577	Kite Realty Group Trust	57,017
2,986	Life Storage, Inc.	243,598
1,664	LTC Properties, Inc.	64,297
4,755	Macerich Co. (b)	74,654
3,848	Mack-Cali Realty Corp.	48,985
998	Marcus & Millichap, Inc. (a)	35,659
24,329	Medical Properties Trust, Inc.	513,585
5,582	MGM Growth Properties LLC	173,879
4,853	Mid-America Apartment Communities, Inc.	644,236
7,368	National Retail Properties, Inc.	287,352
2,921	National Storage Affiliates Trust	106,733
3,520	New Senior Investment Group, Inc.	18,656
6,367	Newmark Group, Inc.	43,041
824	NexPoint Residential Trust, Inc.	32,523
2,041	Office Properties Income Trust	47,229
9,630	Omega Healthcare Investors, Inc.	348,799
7,534	Paramount Group, Inc.	66,977
5,552	Pebblebrook Hotel Trust	102,046
8,832	Physicians Realty Trust	155,708
5,351	Piedmont Office Realty Trust, Inc. Class A	82,298
2,136	Preferred Apartment Communities, Inc.	15,358
31,345	Prologis, Inc.	3,234,804
6,674	Public Storage	1,519,136
2,604	QTS Realty Trust, Inc. Class A (b)	169,520
4,894	Realogy Holdings Corp. (a)	69,495
14,639	Realty Income Corp.	864,579
4,011	Redfin Corp. (a)	285,623
7,197	Regency Centers Corp.	339,554
5,010	Retail Opportunity Investments Corp.	70,591
9,091	Retail Properties of America, Inc. Class A	83,728
756	Retail Value, Inc.	11,801
5,259	Rexford Industrial Realty, Inc.	257,375
7,004	RLJ Lodging Trust	90,422
3,432	RPT Realty	31,746
2,210	Ryman Hospitality Properties, Inc.	143,319
8,722	Sabra Health Care REIT, Inc.	146,442
539	Safehold, Inc. (b)	39,660
1,561	Seritage Growth Properties (a)(b)	27,801

13,800	Simon Property Group, Inc.	1,282,434
3,115	SL Green Realty Corp. (b)	210,200
6,328	Stag Industrial, Inc.	188,574
10,220	Store Capital Corp.	317,024
4,173	Sun Communities, Inc.	597,282
947	Tejon Ranch Co. (a)	15,085
2,904	Terreno Realty Corp.	164,308
5,145	The GEO Group, Inc. (b)	45,996
651	The RMR Group LLC	24,009
12,518	UDR, Inc.	481,317
7,824	Uniti Group, Inc.	96,313
4,954	Urban Edge Properties	68,316
15,831	Ventas, Inc.	729,334
9,145	VEREIT, Inc.	322,178
22,643	VICI Properties, Inc.	572,415
6,895	Vornado Realty Trust	274,145
886	Washington Prime Group, Inc.	12,493
3,497	WashREIT	76,724
5,162	Weingarten Realty Investors	116,197
17,708	Welltower, Inc.	1,073,105
31,665	Weyerhaeuser Co.	987,631
1,614	Whitestone REIT	12,589
7,381	WP Carey, Inc.	490,098

		39,462,730

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
4,610	American Finance Trust, Inc.	33,561
765	RE/MAX Holdings, Inc.	27,708

		61,269

Telecommunications - 9.5%
18,300	Crown Castle International Corp.	2,914,458
3,759	Equinix, Inc.	2,781,510
4,750	SBA Communications Corp.	1,276,182

		6,972,150

	TOTAL COMMON STOCKS (Cost $48,035,850)	$51,283,833

SHORT TERM INVESTMENTS - 25.5%
Money Market Funds - 25.5%
14,298,426	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$14,298,426
4,357,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	4,357,220

	TOTAL SHORT TERM INVESTMENTS (Cost $18,655,646)	$18,655,646

	TOTAL INVESTMENTS (Cost $66,691,496) - 95.7% (e)	$69,939,479
	Other Assets in Excess of Liabilities - 4.3%	3,141,020

	TOTAL NET ASSETS - 100.0%	$73,080,499

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,244,396.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI US IMI Real Estate 25/50 Index	0.6785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	43,233	$44,921,634	$18,361
Total return of MSCI US IMI Real Estate 25/50 Index	0.3785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	48,204	49,664,979	354,834
Total return of MSCI US IMI Real Estate 25/50 Index	0.4300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	58,296	59,906,619	774,910
Total return of MSCI US IMI Real Estate 25/50 Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	12,444	12,725,647	222,835

					$167,218,879	$1,370,940

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.8%
Money Market Funds - 39.8%
8,903,860	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$8,903,860
1,355,091	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	1,355,091

	TOTAL SHORT TERM INVESTMENTS (Cost $10,258,951) (b)	$10,258,951

	TOTAL INVESTMENTS (Cost $10,258,951) - 39.8%	$10,258,951
	Other Assets in Excess of Liabilities - 60.2%	15,530,854

	TOTAL NET ASSETS - 100.0%	$25,789,805

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,258,951.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4585 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Credit Suisse Capital LLC	12/7/2021	38,099	$38,968,057	$(650,322)
0.2300 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/9/2021	27,393	27,925,617	(588,825)
0.3285 % representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/9/2021	8,278	8,466,438	(229,611)
(0.1215)% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	J.P. Morgan	5/3/2021	936	962,258	81,875

					$76,322,370	$(1,386,883)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 70.1%
Administrative and Support Services - 3.3%
10,355	Royalty Pharma PLC ADR (United Kingdom)	$486,789

Ambulatory Health Care Services - 4.5%
3,618	Axsome Therapeutics, Inc. (a)	246,349
25,327	Viatris, Inc. (a)	430,306

		676,655

Chemical Manufacturing - 53.1%
8,211	Aerie Pharmaceuticals, Inc. (a)	141,147
2,494	Amphastar Pharmaceuticals, Inc. (a)	45,341
10,122	BioDelivery Sciences International, Inc. (a)	38,970
7,234	Bristol-Myers Squibb Co.	444,385
5,057	Cara Therapeutics, Inc. (a)	94,566
4,612	Catalent, Inc. (a)	530,611
3,613	Collegium Pharmaceutical, Inc. (a)	87,218
9,180	Corcept Therapeutics, Inc. (a)	259,427
15,495	CymaBay Therapeutics, Inc. (a)	82,898
15,328	Elanco Animal Health, Inc. (a)	444,972
2,744	Eli Lilly and Company	570,670
5,811	Horizon Therapeutics PLC ADR (Ireland) (a)	421,181
8,642	Innoviva, Inc. (a)	103,790
10,595	Intra-Cellular Therapies, Inc. (a)	340,629
3,019	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	469,454
2,872	Johnson & Johnson	468,509
7,598	Marinus Pharmaceuticals, Inc. (a)	94,443
5,293	Merck & Co., Inc.	407,932
15,166	Nektar Therapeutics (a)	298,770
1,212	NGM Biopharmaceuticals, Inc. (a)	31,100
5,770	Pacira Pharmaceuticals, Inc. (a)	381,282
9,186	Perrigo Co. PLC ADR (Ireland)	392,242
10,680	Pfizer, Inc.	383,412
545	Phathom Pharmaceuticals, Inc. (a)	20,982
4,259	Prestige Consumer Healthcare, Inc. (a)	170,360
5,441	Provention Bio, Inc. (a)	74,923
1,068	Relmada Therapeutics, Inc. (a)	34,902
7,186	Revance Therapeutics, Inc. (a)	182,812
5,257	Supernus Pharmaceuticals, Inc. (a)	154,503
3,782	Theravance Biopharma, Inc. ADR (a)	70,496
2,753	Zoetis, Inc.	424,650
12,579	Zogenix, Inc. (a)	238,498

		7,905,075

Computer and Electronic Product Manufacturing - 0.9%
7,026	Ocular Therapeutix, Inc. (a)	127,522

Merchant Wholesalers, Nondurable Goods - 2.8%
15,733	Amneal Pharmaceuticals, Inc. (a)	75,676
42,772	Endo International PLC ADR (Ireland) (a)	311,380
1,784	Phibro Animal Health Corp.	37,000

		424,056

Professional, Scientific, and Technical Services - 5.5%
4,726	Arvinas, Inc. (a)	356,530
7,303	Omeros Corp. (a)	142,116
3,078	Reata Pharmaceuticals, Inc. (a)	318,850

		817,496

	TOTAL COMMON STOCKS (Cost $10,187,801)	$10,437,593

SHORT TERM INVESTMENTS - 36.5%
Money Market Funds - 36.5%
102,146	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$102,146
5,340,440	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	5,340,440

	TOTAL SHORT TERM INVESTMENTS (Cost $5,442,586)	$5,442,586

	TOTAL INVESTMENTS (Cost $15,630,387) - 106.6% (c)	$15,880,179
	Liabilities in Excess of Other Assets - (6.6)%	(979,576)

	TOTAL NET ASSETS - 100.0%	$14,900,603

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,914,800.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	51	$286,115	$18,541
Total return of S&P Pharmaceuticals Select Industry Index	0.3785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	5,186	31,967,801	(1,004,314)
Total return of S&P Pharmaceuticals Select Industry Index	0.4785 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	503	2,854,034	149,019

					$35,107,950	$(836,754)

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 74.1%
Credit Intermediation and Related Activities - 70.7%
3,405	1st Source Corp.	$133,987
2,634	Allegiance Bancshares, Inc.	92,664
17,695	Ameris Bancorp	692,051
85,238	Associated Banc-Corp	1,529,170
13,748	Atlantic Union Bankshares Corp.	451,484
4,255	BancFirst Corp.	245,216
22,820	BancorpSouth Bank	630,973
16,081	Bank of Hawaii Corp.	1,257,373
46,850	Bank OZK	1,740,946
41,162	BankUnited, Inc.	1,426,263
9,235	Banner Corp.	408,464
22,382	Berkshire Hills Bancorp, Inc.	371,094
12,687	BOK Financial Corp.	937,062
41,113	Boston Private Financial Holdings, Inc.	501,167
21,004	Brookline Bancorp, Inc.	264,440
67,153	Cadence Bancorporation	1,203,382
2,363	Camden National Corp.	88,731
20,207	Cathay General Bancorp	683,401
8,852	Central Pacific Financial Corp.	175,978
70,512	CIT Group, Inc.	2,601,893
154,982	Citizens Financial Group, Inc.	5,647,544
3,489	City Holding Co.	240,915
16,653	Columbia Banking System, Inc.	641,474
93,450	Comerica, Inc.	5,345,340
24,986	Commerce Bancshares, Inc.	1,670,314
13,953	Community Bank System, Inc.	904,852
6,431	ConnectOne Bancorp, Inc.	136,659
7,024	Customers Bancorp, Inc. (a)	156,073
25,517	CVB Financial Corp.	495,795
6,772	Eagle Bancorp, Inc.	287,742
46,410	East West Bancorp, Inc.	2,781,815
6,156	Enterprise Financial Services Corp.	217,368
150,165	F.N.B. Corp.	1,480,627
9,094	FB Financial Corp.	339,752
200,499	Fifth Third Bancorp	5,800,436
6,928	First Bancorp	235,968
73,906	First BanCorp ADR	672,545
8,581	First Busey Corp.	177,369
1,681	First Citizens BancShares, Inc. Class A	1,001,859
32,888	First Commonwealth Financial Corp.	385,776
24,101	First Financial Bancorp	441,530
22,765	First Financial Bankshares, Inc.	862,338
62,283	First Hawaiian, Inc.	1,448,080
327,982	First Horizon National Corp.	4,555,670
10,829	First Merchants Corp.	407,928
33,091	First Midwest Bancorp, Inc.	546,994
42,286	First Republic Bank	6,131,047
56,687	Fulton Financial Corp.	759,606
19,875	Glacier Bancorp, Inc.	927,169
16,229	Great Western Bancorp, Inc.	389,496
23,128	Hancock Holding Co.	789,590
12,401	HarborOne Bancorp, Inc.	134,675
6,301	Heartland Financial USA, Inc.	268,801
9,782	Heritage Commerce Corp.	85,886
8,343	Heritage Financial Corp.	196,895
30,445	Hilltop Holdings, Inc.	914,568
37,221	Home Bancshares, Inc.	789,085
46,021	Hope Bancorp, Inc.	514,515
423,950	Huntington Bancshares, Inc.	5,606,739
8,601	Independent Bank Corp. (Massachusetts)	645,763
4,886	Independent Bank Corp. (Michigan)	89,707
12,617	Independent Bank Group, Inc.	774,936
10,560	International Bancshares Corp.	399,274
80,174	Investors Bancorp, Inc.	922,803
346,067	KeyCorp	5,834,690
8,941	Lakeland Bancorp, Inc.	117,217
6,066	Lakeland Financial Corp.	356,074
16,993	Live Oak Bancshares, Inc.	677,681
43,562	M&T Bank Corp.	5,770,658
8,080	NBT Bancorp, Inc.	266,721
1,965	Nicolet Bankshares, Inc. (a)	133,207
13,139	OceanFirst Financial Corp.	238,604
11,419	OFG Bancorp ADR	196,178
40,220	Old National Bancorp	675,294
24,570	Pacific Premier Bancorp, Inc.	816,952
66,050	PacWest Bancorp	1,994,049
251,288	People’s United Financial, Inc.	3,432,594
24,312	Pinnacle Financial Partners, Inc.	1,666,101
38,156	PNC Financial Services Group, Inc.	5,476,149
28,626	Popular, Inc. ADR	1,624,525
3,285	Preferred Bank	158,633
25,511	Prosperity Bancshares, Inc.	1,720,462
352,746	Regions Financial Corp.	6,000,209
22,598	Renasant Corp.	799,969
9,405	S&T Bancorp, Inc.	238,887
8,708	Sandy Spring Bancorp, Inc.	289,367
11,163	Seacoast Banking Corp. of Florida (a)	339,913
28,722	Signature Bank	4,744,587
7,645	Silvergate Capital Corp. (a)	711,444
26,291	Simmons First National Corp.	649,388
5,899	Southside Bancshares, Inc.	185,052
174,218	Sterling Bancorp	3,216,064
15,667	SVB Financial Group (a)	6,858,699

63,454	Synovus Financial Corp.	2,360,489
43,172	TCF Financial Corp.	1,677,664
21,630	Texas Capital Bancshares, Inc. (a)	1,302,559
13,415	The Bancorp, Inc. (a)	224,970
2,772	Tompkins Financial Corp.	185,364
4,287	TriCo Bancshares	159,905
9,248	Triumph Bancorp, Inc. (a)	530,280
116,605	Truist Financial Corp.	5,594,708
12,982	Trustmark Corp.	356,616
10,775	UMB Financial Corp.	764,702
33,175	United Bankshares, Inc.	1,050,320
26,466	United Community Banks, Inc.	789,481
4,904	Univest Corp. of Pennsylvania	110,095
104,815	Valley National Bancorp	1,070,161
3,588	Washington Trust Bancorp, Inc.	156,365
27,670	Webster Financial Corp.	1,293,573
11,941	WesBanco, Inc.	346,289
7,632	Westamerica Bancorp	426,018
31,103	Western Alliance Bancorp	2,120,603
20,568	Wintrust Financial Corp.	1,237,988
101,251	Zions Bancorp	4,469,219

		154,075,794

Management of Companies and Enterprises - 3.3%
10,983	Banc of California, Inc.	185,063
4,005	Bryn Mawr Bank Corp.	124,475
20,817	Cullen/Frost Bankers, Inc.	1,920,160
8,459	First Foundation, Inc.	171,379
14,465	First Interstate BancSystem, Inc.	559,217
7,065	National Bank Holdings Corp.	235,053
3,832	Park National Corp.	413,894
9,373	ServisFirst Bancshares, Inc.	385,043
17,816	South State Corp.	1,242,488
105,004	Umpqua Holdings Corp.	1,523,608
15,203	Veritex Holdings, Inc.	388,589

		7,148,969

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
1,260	BM Technologies, Inc. (a)	18,245
2,291	QCR Holdings, Inc.	88,845
6,537	TriState Capital Holdings, Inc. (a)	119,954

		227,044

	TOTAL COMMON STOCKS (Cost $159,972,201)	$161,451,807

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
4,930,458	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$4,930,458
13,420,655	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	13,420,655
40,976,193	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	40,976,193

	TOTAL SHORT TERM INVESTMENTS (Cost $59,327,306)	$59,327,306

	TOTAL INVESTMENTS (Cost $219,299,507) - 101.3% (c)	$220,779,113
	Liabilities in Excess of Other Assets - (1.3)%	(2,991,931)

	TOTAL NET ASSETS - 100.0%	$217,787,182

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $181,182,725.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	0.8285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	61,293	$98,367,909	$6,226,031
Total return of S&P Regional Banks Select Industry Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2021	88,578	133,787,529	17,945,359
Total return of S&P Regional Banks Select Industry Index	0.5285 % representing 1 month LIBOR rate + spread	Barclays	12/9/2021	40,000	72,638,494	(4,388,761)
Total return of S&P Regional Banks Select Industry Index	0.4785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	49,768	89,454,295	(4,558,721)
Total return of S&P Regional Banks Select Industry Index	0.6785 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	48,861	88,643,419	(5,281,908)

					$482,891,646	$9,942,000

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 76.1%
Administrative and Support Services - 0.6%
309	Booking Holdings, Inc. (a)	$600,798

Broadcasting (except Internet) - 0.7%
62,765	Qurate Retail, Inc.	790,839

Clothing and Clothing Accessories Stores - 12.5%
31,321	Abercrombie & Fitch Co. Class A	722,576
33,213	American Eagle Outfitters, Inc. (b)	753,603
16,189	Boot Barn Holdings, Inc. (a)	926,658
24,674	Caleres, Inc.	372,824
14,897	Childrens Place Retail Stores, Inc. (a)	1,094,483
83,917	Designer Brands, Inc.	1,027,983
31,078	Gap, Inc. (a)	629,330
12,011	Genesco, Inc. (a)	466,147
33,490	Guess?, Inc.	777,638
16,392	L Brands, Inc.	668,138
21,023	Nordstrom, Inc. (b)	745,265
5,742	Ross Stores, Inc.	639,027
24,557	Signet Jewelers Ltd. ADR	997,505
17,004	The Buckle, Inc.	668,597
41,304	The RealReal, Inc. (a)	978,079
9,810	TJX Companies, Inc.	628,232
24,321	Urban Outfitters, Inc. (a)	667,125
12,513	Zumiez, Inc. (a)	539,060

		13,302,270

Computer and Electronic Product Manufacturing - 1.1%
23,787	Blink Charging Co, (a)	1,175,791

Data Processing, Hosting and Related Services - 0.6%
9,593	Shutterstock, Inc.	623,449

Electronics and Appliance Stores - 0.7%
6,441	Best Buy Co., Inc.	700,910

Food and Beverage Stores - 3.1%
17,049	Grocery Outlet Holding Corp. (a)	727,822
9,262	Grubhub, Inc. (a)	697,151
4,523	Ingles Markets, Inc.	215,114
20,678	Kroger Co.	713,391
32,911	Sprouts Farmers Market, Inc. (a)	745,434
4,177	Weis Markets, Inc.	205,842

		3,304,754

Food Services and Drinking Places - 1.3%
3,697	Casey’s General Stores, Inc.	693,114
2,660	Wayfair, Inc. (a)	724,371

		1,417,485

Gasoline Stations - 0.2%
7,456	TravelCenters of America Inc. (a)	204,965

General Merchandise Stores - 8.4%
14,383	Big Lots, Inc.	858,377
17,266	BJ’s Wholesale Club Holdings, Inc. (a)	726,381
2,821	Burlington Stores, Inc. (a)	702,147
1,724	Costco Wholesale Corp.	607,589
3,140	Dollar General Corp.	611,075
6,083	Dollar Tree, Inc. (a)	618,398
3,960	Five Below, Inc. (a)	695,891
16,945	Kohl’s Corp.	746,597
58,494	Macy’s, Inc.	879,750
5,655	PriceSmart, Inc.	530,891
3,773	Target Corp.	683,554
4,675	Tractor Supply Co.	662,635
4,409	Wal-Mart Stores, Inc.	619,420

		8,942,705

Health and Personal Care Stores - 3.7%
42,301	Albertsons Companies, Inc. Class A (b)	734,768
21,687	Petmed Express, Inc. (b)	828,444
35,108	Rite Aid Corp. (a)	922,989
2,443	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	683,454
15,603	Walgreens Boots Alliance, Inc.	784,051

		3,953,706

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.1%
700	Winmark Corp.	119,441

Merchant Wholesalers, Durable Goods - 0.2%
2,006	America’s Car-Mart, Inc. (a)	238,273

Merchant Wholesalers, Nondurable Goods - 0.6%
15,417	Foot Locker, Inc.	675,573

Miscellaneous Manufacturing - 0.6%
14,523	National Vision Holdings, Inc. (a)	673,431

Miscellaneous Store Retailers - 6.2%
28,700	1-800-Flowers.com, Inc. (a)	881,951
7,614	Chewy, Inc. (a)	775,257
3,815	Etsy, Inc. (a)	759,528
8,166	Ollie’s Bargain Outlet Holdings, Inc. (a)	773,565
118,908	Party City Holdings Inc. (a)	854,949
18,985	Rent-A-Center, Inc.	822,051
55,435	Sally Beauty Holdings, Inc. (a)	837,069
20,351	The ODP Corp.	868,784

		6,573,154

Motor Vehicle and Parts Dealers - 8.8%
4,108	Advance Auto Parts, Inc.	612,667
4,518	Asbury Automotive Group, Inc. (a)	644,312
9,683	AutoNation, Inc. (a)	690,204
561	AutoZone, Inc. (a)	627,406
6,901	CarMax, Inc. (a)	812,800
48,004	CarParts.com, Inc. (a)	754,143
2,507	Carvana Co. (a)	654,803
5,300	Group 1 Automotive, Inc.	729,386
15,838	MarineMax, Inc. (a)	662,504
5,169	Murphy USA, Inc.	643,902
1,447	O’Reilly Automotive, Inc. (a)	615,655
11,183	Penske Automotive Group, Inc.	669,191
14,599	Sonic Automotive, Inc.	597,537
18,670	Vroom, Inc. (a)	687,616

		9,402,126

Nonstore Retailers - 3.4%
206	Amazon.com, Inc. (a)	660,477
13,191	eBay, Inc.	745,423
9,726	Lands’ End, Inc. (a)	268,535
11,678	Overstock.com, Inc. (a)	906,213
10,793	Stitch Fix, Inc. (a)(b)	1,030,084

		3,610,732

Professional, Scientific, and Technical Services - 2.6%
18,802	Groupon, Inc. (a)	642,464
33,369	Magnite, Inc. (a)(b)	1,155,902
24,235	Quotient Technology, Inc. (a)	214,722
3,293	Stamps.Com., Inc. (a)	751,825

		2,764,913

Repair and Maintenance - 0.7%
13,502	Monro Muffler Brake, Inc.	789,462

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
22,782	Camping World Holdings, Inc.	778,233

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 18.0%
12,103	Dick’s Sporting Goods, Inc.	811,022
48,692	GameStop Corp. Class A (a)(b)	15,824,900
14,047	Hibbett Sports, Inc. (a)	792,953
54,918	Sportsman’s Warehouse Holdings, Inc. (a)	962,164
51,150	The Michaels Companies, Inc. (a)	792,825

		19,183,864

Support Activities for Transportation - 0.6%
5,268	Expedia, Inc.	653,759

Truck Transportation - 0.7%
2,393	Lithia Motors, Inc. Class A	762,601

	TOTAL COMMON STOCKS (Cost $78,217,889)	$81,243,234

SHORT TERM INVESTMENTS - 18.6%
Money Market Funds - 18.6%
13,250,943	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$13,250,943
6,635,287	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	6,635,287

	TOTAL SHORT TERM INVESTMENTS (Cost $19,886,230)	$19,886,230

	TOTAL INVESTMENTS (Cost $98,104,119) - 94.7% (e)	$101,129,464
	Other Assets in Excess of Liabilities - 5.3%	5,686,079

	TOTAL NET ASSETS - 100.0%	$106,815,543

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,387,815.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	0.7785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	2,630	$20,894,277	$3,113,200
Total return of S&P Retail Select Industry® Index	0.4785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	7,087	54,432,029	10,264,972
Total return of S&P Retail Select Industry® Index	0.5225 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	5,296	45,048,005	3,300,528
Total return of S&P Retail Select Industry® Index	0.0285 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	11,188	79,375,504	22,776,473

					$199,749,815	$39,455,173

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 60.1%
1,029,472	Global X Robotics & Artificial Intelligence ETF (a)	$34,847,628

	TOTAL INVESTMENT COMPANIES (Cost $26,760,869)	$34,847,628

SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
4,819,111	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$4,819,111
5,267,878	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	5,267,878

	TOTAL SHORT TERM INVESTMENTS (Cost $10,086,989)	$10,086,989

	TOTAL INVESTMENTS (Cost $36,847,858) - 77.5% (c)	$44,934,617
	Other Assets in Excess of Liabilities - 22.5%	13,004,894

	TOTAL NET ASSETS - 100.0%	$57,939,511

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,612,748.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/3/2021	467,348	$14,761,486	$1,043,260
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	1.1285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	949,034	29,778,770	2,275,144
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.6785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	977,660	32,721,625	349,725

					$77,261,881	$3,668,129

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 70.8%
Accommodation - 0.8%
16,358	MGM Resorts International	$467,184

Air Transportation - 2.6%
7,045	Alaska Air Group, Inc.	344,007
23,864	American Airlines Group, Inc.	409,745
8,142	Delta Air Lines, Inc.	309,070
8,822	United Continental Holdings, Inc. (a)	352,792

		1,415,614

Amusement, Gambling, and Recreation Industries - 1.2%
1,575	Global Payments, Inc.	278,019
3,568	Wynn Resorts Ltd.	355,123

		633,142

Apparel Manufacturing - 0.9%
5,455	PVH Corp.	465,093

Broadcasting (except Internet) - 0.6%
10,326	Dish Network Corp. (a)	299,660

Chemical Manufacturing - 1.5%
4,195	LyondellBasell Industries N.V. Class A ADR (Netherlands)	359,763
16,306	Mosaic Co.	423,304

		783,067

Clothing and Clothing Accessories Stores - 1.3%
14,685	Gap, Inc. (a)	297,371
9,545	L Brands, Inc.	389,054

		686,425

Computer and Electronic Product Manufacturing - 4.0%
2,505	Microchip Technology, Inc.	340,955
5,022	Micron Technology, Inc. (a)	393,072
551	NVIDIA Corp.	286,294
1,918	Qorvo, Inc. (a)	327,748
2,056	Skyworks Solutions, Inc.	347,978
7,620	Western Digital Corp.	429,997

		2,126,044

Construction of Buildings - 0.5%
6,728	PulteGroup, Inc.	292,668

Credit Intermediation and Related Activities - 10.4%
2,854	American Express Co.	331,806
11,158	Bank of America Corp.	330,835
7,002	Citigroup, Inc.	406,046
11,005	Citizens Financial Group, Inc.	401,022
6,333	Comerica, Inc.	362,248
5,408	Discover Financial Services	451,784
13,797	Fifth Third Bancorp	399,147
23,605	KeyCorp	397,980
2,351	PNC Financial Services Group, Inc.	337,416
22,009	Regions Financial Corp.	374,373
4,242	State Street Corp.	296,940
973	SVB Financial Group (a)	425,960
12,121	Synchrony Financial	407,872
6,482	Truist Financial Corp.	311,006
12,213	Wells Fargo & Co.	364,924

		5,599,359

Electrical Equipment, Appliance, and Component Manufacturing - 1.1%
7,843	Corning, Inc.	281,329
1,625	Whirlpool Corp.	300,771

		582,100

Fabricated Metal Product Manufacturing - 1.2%
1,204	Parker Hannifin Corp.	318,591
1,790	Stanley Black & Decker, Inc.	310,547

		629,138

Food Services and Drinking Places - 0.7%
3,207	Darden Restaurants, Inc.	374,866

Hospitals - 0.5%
2,241	Universal Health Services, Inc. Class B	279,408

Insurance Carriers and Related Activities - 5.0%
8,803	American International Group, Inc.	329,584
11,685	Lincoln National Corp.	531,551
7,163	Loews Corp.	324,412
6,910	MetLife, Inc.	332,717
7,053	Principal Financial Group, Inc.	347,501
4,756	Prudential Financial, Inc.	372,300
18,205	Unum Group	422,902

		2,660,967

Leather and Allied Product Manufacturing - 0.9%
14,486	Tapestry, Inc.	458,047

Machinery Manufacturing - 3.9%
4,416	Applied Materials, Inc.	426,939
18,117	Baker Hughes, a GE Co.	363,971
773	Lam Research Corp.	374,093
32,845	NOV, Inc.	406,621
49,222	TechnipFMC PLC ADR (United Kingdom)	526,183

		2,097,807

Management of Companies and Enterprises - 0.8%
4,110	Capital One Financial Corp.	428,509

Merchant Wholesalers, Durable Goods - 2.9%
1,353	KLA-Tencor Corp.	378,935
7,640	Leggett & Platt, Inc.	313,240
8,185	LKQ Corp. (a)	287,212
7,378	WestRock Co.	305,670
13,400	Xerox Corp.	281,802

		1,566,859

Merchant Wholesalers, Nondurable Goods - 0.6%
4,184	Sysco Corp.	299,198

Mining (except Oil and Gas) - 0.9%
17,857	Freeport-McMoRan Copper & Gold, Inc. (a)	480,532

Miscellaneous Manufacturing - 1.3%
667	Align Technology, Inc. (a)	350,428
7,392	Textron, Inc.	334,562

		684,990

Oil and Gas Extraction - 4.7%
41,063	Apache Corp.	586,379
31,330	Devon Energy Corp.	515,692
61,480	Marathon Oil Corp.	445,115
32,964	Occidental Petroleum Corp.	661,258
4,851	Phillips 66	328,898

		2,537,342

Petroleum and Coal Products Manufacturing - 2.7%
3,543	Chevron Corp.	301,863
8,973	ConocoPhillips	359,189
9,436	Marathon Petroleum Corp.	407,258
6,411	Valero Energy Corp.	361,773

		1,430,083

Primary Metal Manufacturing - 0.6%
13,939	Howmet Aerospace, Inc.	342,621

Professional, Scientific, and Technical Services - 1.0%
19,773	DXC Technology Co.	557,599

Publishing Industries (except Internet) - 0.6%
825	Paycom Software, Inc. (a)	313,285

Real Estate - 3.9%
5,039	CBRE Group, Inc. Class A (a)	307,278
4,422	Simon Property Group, Inc.	410,936
5,551	SL Green Realty Corp.	374,582
6,934	Ventas, Inc.	319,449
4,573	Welltower, Inc.	277,124
13,119	Weyerhaeuser Co.	409,182

		2,098,551

Rental and Leasing Services - 0.7%
1,553	United Rentals, Inc. (a)	377,395

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.5%
2,147	Ameriprise Financial, Inc.	424,827
5,594	Dow, Inc.	290,328
22,859	Invesco Ltd.	470,667
5,539	Morgan Stanley	371,390
3,377	Raymond James Financial, Inc.	337,464

		1,894,676

Support Activities for Mining - 4.2%
9,869	Diamondback Energy, Inc.	559,474
28,354	Halliburton Co.	499,881
7,116	Hess Corp.	384,122
3,585	Pioneer Natural Resources Co.	433,426
18,113	Schlumberger Ltd.	402,290

		2,279,193

Transportation Equipment Manufacturing - 2.0%
2,772	Aptiv PLC ADR (Ireland)	370,339
2,040	Boeing Co.	396,148
507	TransDigm Group, Inc. (a)	280,513

		1,047,000

Utilities - 0.8%
10,785	ONEOK, Inc.	429,567

Water Transportation - 2.5%
25,610	Carnival Corp.	478,139
22,349	Norwegian Cruise Line Holdings Ltd. (a)	506,205
5,528	Royal Caribbean Cruises Ltd. ADR (Liberia)	359,319

		1,343,663

	TOTAL COMMON STOCKS (Cost $39,111,284)	$37,961,652

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%
15,733,140	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$15,733,140
3,623,803	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	3,623,803

	TOTAL SHORT TERM INVESTMENTS (Cost $19,356,943)	$19,356,943

	TOTAL INVESTMENTS (Cost $58,468,227) - 106.9% (c)	$57,318,595
	Liabilities in Excess of Other Assets - (6.9)%	(3,730,666)

	TOTAL NET ASSETS - 100.0%	$53,587,929

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,821,867.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	0.6285% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	910	$12,746,098	$(626,675)
Total return of S&P 500® High Beta Index	0.6085% representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2021	3,871	48,748,084	2,873,361
Total return of S&P 500® High Beta Index	0.4800% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	4,444	63,893,194	(4,705,419)

					$125,387,376	$(2,458,733)

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.5%
Money Market Funds - 63.5%
3,402,067	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$3,402,067
20,303,701	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	20,303,701

	TOTAL SHORT TERM INVESTMENTS (Cost $23,705,768) (b)	$23,705,768

	TOTAL INVESTMENTS (Cost $23,705,768) - 63.5%	$23,705,768
	Other Assets in Excess of Liabilities - 36.5%	13,631,843

	TOTAL NET ASSETS - 100.0%	$37,337,611

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,705,768.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received /(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.1215)% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	6/29/2021	1,782	$22,089,593	$(1,882,165)
0.3085% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Credit Suisse Capital LLC	12/7/2021	5,111	69,694,773	1,608,116
0.1300% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/9/2021	383	5,526,720	425,097
0.1285% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/9/2021	1,139	15,307,716	117,711

					$112,618,802	$268,759

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 30.2%
Ambulatory Health Care Services - 0.7%
3,282	ALX Oncology Holdings, Inc. (a)(b)	$260,097
13,895	CareDx, Inc. (a)	1,061,995
16,922	Invitae Corp. (a)	837,977
3,161	Keros Therapeutics, Inc. (a)	180,335
7,864	TCR² Therapeutics, Inc. (a)	202,341
5,559	Y-mAbs Therapeutics, Inc. (a)	233,534

		2,776,279

Chemical Manufacturing - 20.6%
9,001	AbbVie, Inc.	922,422
18,689	Acadia Pharmaceuticals Inc. (a)	898,006
7,704	Acceleron Pharma, Inc. (a)	890,043
38,727	Adverum Biotechnologies, Inc. (a)	477,504
28,411	Agios Pharmaceuticals, Inc. (a)	1,334,465
302,096	Akebia Therapeutics, Inc. (a)	978,791
7,760	Albireo Pharma, Inc. (a)	284,559
7,923	Alexion Pharmaceuticals, Inc. (a)	1,214,834
44,968	Alkermes PLC ADR (Ireland) (a)	943,878
6,958	AlloVir, Inc. (a)(b)	254,454
7,379	Alnylam Pharmaceuticals, Inc. (a)	1,110,392
4,219	Amgen, Inc.	1,018,593
43,343	Amicus Therapeutics, Inc. (a)	819,616
9,040	Arcturus Therapeutics Holdings Inc. (a)	655,038
15,060	Arcus Biosciences Inc. (a)	523,034
7,768	Arcutis Biotherapeutics, Inc. (a)	211,989
13,842	Arena Pharmaceuticals, Inc. (a)	1,027,630
91,595	Athersys Inc. (a)(b)	177,236
7,863	Atreca, Inc. (a)	102,219
11,125	Beam Therapeutics Inc. (a)(b)	1,072,784
115,436	BioCryst Pharmaceuticals, Inc. (a)(b)	983,515
3,962	Biogen, Inc. (a)	1,119,701
12,046	BioMarin Pharmaceutical, Inc. (a)	997,168
7,977	Black Diamond Therapeutics, Inc. (a)	197,590
22,559	bluebird bio, Inc. (a)	1,005,003
8,347	Blueprint Medicines Corp. (a)	807,572
15,610	BridgeBio Pharma, Inc. (a)	886,024
38,843	Cardiff Oncology, Inc. (a)	458,347
62,250	Catalyst Pharmaceuticals, Inc. (a)	226,590
26,498	Celldex Therapeutics, Inc. (a)(b)	572,887
15,775	ChemoCentryx, Inc. (a)	899,333
197,483	Clovis Oncology, Inc. (a)(b)	1,560,116
43,488	Coherus BioSciences, Inc. (a)	817,574
16,750	Constellation Pharmaceuticals Inc. (a)	552,248
8,222	Cortexyme, Inc. (a)(b)	322,467
13,515	Cue Biopharma Inc. (a)	182,993
17,168	CytomX Therapeutics, Inc. (a)	118,631
16,801	Deciphera Pharmaceuticals, Inc. (a)	742,604
11,969	Denali Therapeutics, Inc. (a)	819,877
23,090	Dicerna Pharmaceuticals, Inc. (a)	518,832
7,157	Eagle Pharmaceuticals, Inc. (a)	334,017
11,443	Emergent Biosolutions, Inc. (a)	1,222,685
8,458	Enanta Pharmaceuticals, Inc. (a)	406,491
30,680	Esperion Therapeutics, Inc. (a)(b)	966,113
23,359	FibroGen, Inc. (a)	1,125,437
6,543	Five Prime Therapeutics, Inc. (a)	109,399
25,069	Flexion Therapeutics, Inc. (a)	305,090
8,697	Forma Therapeutics Holdings, Inc. (a)	335,965
5,105	Frequency Therapeutics, Inc. (a)(b)	199,044
29,542	G1 Therapeutics, Inc. (a)	712,848
5,047	Generation Bio Co. (a)	132,888
125,725	Geron Corp. (a)	223,791
15,765	Gilead Sciences, Inc.	1,034,184

25,704	Gossamer Bio, Inc. (a)	259,610
23,332	Halozyme Therapeutics, Inc. (a)	1,110,370
34,806	Heron Therapeutics, Inc. (a)	604,232
81,695	Immunogen, Inc. (a)	582,485
11,785	Incyte Corp. (a)	1,057,704
24,011	Insmed, Inc. (a)	902,573
17,983	Intellia Therapeutics, Inc. (a)	1,126,095
31,183	Intercept Pharmaceuticals, Inc. (a)	1,098,889
20,901	Ionis Pharmaceuticals, Inc. (a)	1,255,523
68,046	Ironwood Pharmaceuticals, Inc. Class A (a)	695,430
101,096	Kadmon Holdings, Inc. (a)	485,261
7,226	Karuna Therapeutics, Inc. (a)	717,036
60,551	Karyopharm Therapeutics, Inc. (a)	922,192
17,225	Kiniksa Pharmaceuticals, Ltd. ADR (a)	339,160
4,412	Krystal Biotech, Inc. (a)	307,516
10,322	Ligand Pharmaceuticals, Inc. (a)(b)	1,913,183
23,084	MacroGenics, Inc. (a)	471,837
7,164	Madrigal Pharmaceuticals, Inc. (a)(b)	850,797
77,638	MannKind Corp. (a)	273,286
31,931	Mersana Therapeutics Inc. (a)	608,605
21,045	Myriad Genetics, Inc. (a)	579,790
10,621	Neurocrine Biosciences, Inc. (a)	1,165,655
7,665	Novavax, Inc. (a)(b)	1,693,505
215,235	OPKO Health, Inc. (a)(b)	1,164,421
14,739	PTC Therapeutics, Inc. (a)	852,209
24,892	Puma Biotechnology, Inc. (a)	292,232
21,869	Radius Health, Inc. (a)	408,950
2,001	Regeneron Pharmaceuticals, Inc. (a)	1,008,184
12,646	REGENXBIO, Inc. (a)	522,659
17,411	Replimune Group Inc. (a)	675,547
10,045	Rhythm Pharmaceuticals, Inc. (a)	308,281
91,502	Rigel Pharmaceuticals, Inc. (a)	333,067
7,161	Rocket Pharmaceuticals, Inc. (a)	394,428
13,876	Sage Therapeutics, Inc. (a)	1,119,099
61,510	Sangamo Therapeutics, Inc. (a)	840,227
5,722	Sarepta Therapeutics, Inc. (a)	511,547
3,476	Scholar Rock Holding Corp. (a)	207,378
5,008	Seagen Inc. (a)	822,664
39,351	Seres Therapeutics, Inc. (a)	934,586
95,044	Spectrum Pharmaceuticals, Inc. (a)	341,208
9,481	SpringWorks Therapeutics, Inc. (a)	789,862
3,119	Stoke Therapeutics, Inc. (a)(b)	190,509
18,308	Syndax Pharmaceuticals Inc. (a)	366,892
22,661	TG Therapeutics, Inc. (a)	1,093,846
26,386	Translate Bio, Inc. (a)	630,098
11,268	Travere Therapeutics, Inc. (a)	284,517
8,077	Turning Point Therapeutics, Inc. (a)	1,013,583
6,759	Twist Bioscience Corp. (a)	1,112,126
6,607	Ultragenyx Pharmaceutical, Inc. (a)	915,664
14,999	uniQure N.V. ADR (Netherlands) (a)	531,115
6,900	United Therapeutics Corp. (a)	1,130,358
21,217	Vanda Pharmaceuticals, Inc. (a)	304,252
291,286	VBI Vaccines Inc. ADR Canada (a)(b)	949,593
15,997	Veracyte, Inc. (a)	907,030
19,478	Vericel Corp. (a)	803,857
4,274	Vertex Pharmaceuticals, Inc. (a)	979,088
12,181	Xencor, Inc. (a)	557,281
68,170	ZIOPHARM Oncology, Inc. (a)(b)	252,911

		78,384,514

Health and Personal Care Stores - 0.1%
9,698	Neoleukin Therapeutics, Inc. (a)	122,195

Merchant Wholesalers, Nondurable Goods - 1.4%
9,062	Akero Therapeutics, Inc. (a)	266,604
6,460	Allakos, Inc. (a)	861,312
22,145	Atara Biotherapeutics, Inc. (a)	408,797
22,221	Bioxcel Therapeutics Inc. (a)(b)	1,029,277
23,612	Global Blood Therapeutics, Inc. (a)	1,183,433
14,260	Protagonist Therapeutics Inc. (a)	295,325

11,268	Relay Therapeutics, Inc. (a)	558,667
57,574	Viking Therapeutics, Inc. (a)(b)	420,866
6,321	Zentalis Pharmaceuticals, Inc. (a)	242,537

		5,266,818

Miscellaneous Manufacturing - 0.6%
4,798	Anika Therapeutics, Inc. (a)	177,574
86,598	Inovio Pharmaceuticals, Inc. (a)(b)	1,104,124
4,020	Mirati Therapeutics, Inc. (a)	825,427

		2,107,125

Professional, Scientific, and Technical Services - 6.0%
112,100	Agenus, Inc. (a)	412,528
32,989	Alector, Inc. (a)	555,535
34,927	Allogene Therapeutics, Inc. (a)	1,211,967
11,916	AnaptysBio, Inc. (a)	308,863
19,272	Apellis Pharmaceuticals, Inc. (a)	853,171
4,999	Applied Molecular Transport Inc. (a)(b)	175,215
16,929	Ardelyx, Inc. (a)	114,948
12,940	Arrowhead Pharmaceuticals, Inc. (a)	998,580
30,892	Athenex, Inc. (a)	403,758
6,101	Avidity Biosciences, Inc. (a)	139,591
4,358	Avita Medical, Inc. (a)	107,599
10,930	AVROBIO, Inc. (a)	156,408
10,974	Biohaven Pharmaceutical Holding Co. Ltd. ADR (a)	935,204
20,462	CEL-SCI Corp. (a)(b)	510,527
40,810	Cytokinetics, Inc. (a)	802,733
135,828	Dynavax Technologies Corp. (a)(b)	857,075
15,467	Editas Medicine, Inc. (a)	948,900
39,946	Epizyme, Inc. (a)	437,409
7,400	Exact Sciences Corp. (a)	1,014,984
48,205	Exelixis, Inc. (a)	1,070,633
10,105	Fate Therapeutics, Inc. (a)	915,816
6,444	IGM Biosciences Inc. (a)(b)	614,371
30,913	Iveric Bio, Inc. (a)	162,602
7,617	Kodiak Sciences, Inc. (a)	962,103
23,011	Kura Oncology, Inc. (a)	689,179
6,100	Moderna, Inc. (a)	1,056,276
9,920	Natera, Inc. (a)	1,057,869
3,739	Nkarta, Inc. (a)	148,289
3,961	Nurix Therapeutics, Inc. (a)	144,101
25,404	Precigen, Inc. (a)	215,934
25,604	Precision BioSciences, Inc. (a)	310,321
16,486	Revolution Medicines, Inc. (a)	694,720
121,704	Sorrento Therapeutics Inc. (a)(b)	1,540,773
9,261	Vaxcyte, Inc. (a)(b)	227,172
6,739	Viela Bio, Inc (a)(b)	233,709
29,804	Vir Biotechnology, Inc. (a)	1,923,550

		22,912,413

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
17,432	Immunovant Inc. (a)	680,371

Specialty Trade Contractors - 0.4%
128,737	Vaxart, Inc. (a)(b)	1,542,269

Support Activities for Transportation - 0.2%
19,175	Iovance Biotherapeutics, Inc. (a)	840,632

	TOTAL COMMON STOCKS (Cost $117,479,590)	$114,632,616

SHORT TERM INVESTMENTS - 51.5%
Money Market Funds - 51.5%
111,938,413	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$111,938,413
83,588,789	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	83,588,789

	TOTAL SHORT TERM INVESTMENTS (Cost $195,527,202)	$195,527,202

	TOTAL INVESTMENTS (Cost $313,006,792) - 81.7% (e)	$310,159,818
	Other Assets in Excess of Liabilities - 18.3%	69,431,317

	TOTAL NET ASSETS - 100.0%	$379,591,135

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $202,806,828.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	0.3785 % representing 1 month LIBOR rate + spread	J.P. Morgan	6/21/2021	5,014	$49,337,770	$10,116,454
Total return of S&P Biotechnology Select Industry Index	0.5785 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	12,335	138,120,176	8,107,324
Total return of S&P Biotechnology Select Industry Index	0.3300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	8,630	84,229,949	18,137,244
Total return of S&P Biotechnology Select Industry Index	0.3585 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	22,718	254,461,911	15,010,828
Total return of S&P Biotechnology Select Industry Index	(0.0015)% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	21,066	252,252,059	(2,289,409)
Total return of S&P Biotechnology Select Industry Index	0.6785 % representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	16,550	170,850,284	25,355,504

					$949,252,149	$74,437,945

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.6%
Money Market Funds - 75.6%
46,935,948	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$46,935,948
47,461,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	47,461,178

	TOTAL SHORT TERM INVESTMENTS (Cost $94,397,126) (b)	$94,397,126

	TOTAL INVESTMENTS (Cost $94,397,126) - 75.6%	$94,397,126
	Other Assets in Excess of Liabilities - 24.4%	30,481,367

	TOTAL NET ASSETS - 100.0%	$124,878,493

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $94,397,126.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
(0.0215)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	6/21/2021	4,520	$42,401,149	$(11,242,400)
0.1300 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/9/2021	5,534	61,904,315	(3,758,760)
0.0985 % representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/9/2021	11,209	122,174,107	(10,828,978)
(0.2215)% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2021	10,311	121,984,908	(369,239)

					$348,464,479	$(26,199,377)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 75.5%
Chemical Manufacturing - 0.3%
53,078	CMC Materials, Inc.	$7,818,920

Computer and Electronic Product Manufacturing - 61.3%
784,298	Advanced Micro Devices, Inc. (a)	67,167,281
522,529	Analog Devices, Inc.	76,984,198
361,935	Broadcom, Inc.	163,051,717
201,388	Cree, Inc. (a)	20,356,299
95,114	Inphi Corp. (a)	16,037,171
3,006,123	Intel Corp.	166,869,888
248,507	Lattice Semiconductor Corp. (a)	9,967,616
1,223,165	Marvell Technology Group Ltd.	62,944,071
475,233	Microchip Technology, Inc.	64,683,964
1,133,920	Micron Technology, Inc. (a)	88,751,918
100,637	MKS Instruments, Inc.	15,907,691
82,310	Monolithic Power Systems, Inc.	29,243,920
271,140	NVIDIA Corp.	140,881,633
458,735	NXP Semiconductors NV ADR (Netherlands)	73,613,205
750,560	ON Semiconductor Corp. (a)	25,886,814
208,168	Qorvo, Inc. (a)	35,571,748
987,607	Qualcomm, Inc.	154,343,222
303,127	Skyworks Solutions, Inc.	51,304,245
749,050	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	91,024,556
303,082	Teradyne, Inc.	34,393,745
901,374	Texas Instruments, Inc.	149,348,658
447,391	Xilinx, Inc.	58,415,843

		1,596,749,403

Machinery Manufacturing - 9.5%
881,095	Applied Materials, Inc.	85,184,265
138,240	ASML Holding NV ADR (Netherlands)	73,842,278
134,760	Brooks Automation, Inc.	10,209,418
160,549	Lam Research Corp.	77,697,688

		246,933,649

Merchant Wholesalers, Durable Goods - 4.0%
246,386	Entegris, Inc.	24,241,918
281,916	KLA-Tencor Corp.	78,956,214

		103,198,132

Primary Metal Manufacturing - 0.4%
79,993	Silicon Laboratories, Inc. (a)	10,492,682

	TOTAL COMMON STOCKS (Cost $1,840,364,415)	$1,965,192,786

SHORT TERM INVESTMENTS - 21.8%
Money Market Funds - 21.8%
351,375,017	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$351,375,017
150,730,458	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	150,730,458
66,866,696	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	66,866,696

	TOTAL SHORT TERM INVESTMENTS (Cost $568,972,171)	$568,972,171

	TOTAL INVESTMENTS (Cost $2,409,336,586) - 97.3% (c)	$2,534,164,957
	Other Assets in Excess of Liabilities - 2.7%	70,166,724

	TOTAL NET ASSETS - 100.0%	$2,604,331,681

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,196,999,745.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	0.6685% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	287,203	$856,895,188	$(27,679,036)
Total return of PHLX Semiconductor Sector Index	0.4785% representing 1 month LIBOR rate + spread	Barclays	12/9/2021	374,547	1,146,197,140	(64,581,546)
Total return of PHLX Semiconductor Sector Index	0.3800% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	150,396	419,570,367	14,945,475
Total return of PHLX Semiconductor Sector Index	0.6685% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	204,049	552,916,677	36,785,464
Total return of PHLX Semiconductor Sector Index	0.4285% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	400,477	1,110,999,281	45,344,153
Total return of PHLX Semiconductor Sector Index	0.4285% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	238,539	683,486,980	5,541,084
Total return of PHLX Semiconductor Sector Index	0.6285% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	370,298	1,135,977,175	(66,577,263)

					$5,906,042,808	$(56,221,669)

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.7%
Money Market Funds - 86.7%
22,555,301	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$22,555,301
14,140,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	14,140,000
28,435,237	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	28,435,237

	TOTAL SHORT TERM INVESTMENTS (Cost $65,130,538) (b)	$65,130,538

	TOTAL INVESTMENTS (Cost $65,130,538) - 86.7%	$65,130,538
	Other Assets in Excess of Liabilities - 13.3%	9,981,379

	TOTAL NET ASSETS - 100.0%	$75,111,917

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,130,538.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1285% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	8/18/2021	2,566	5,229,766	(2,223,717)
0.3285% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Credit Suisse Capital LLC	12/7/2021	6,235	19,108,555	1,100,169
0.1285% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Barclays	12/9/2021	17,963	48,304,574	(3,630,850)
0.1800% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Bank of America Merrill Lynch	12/9/2021	14,138	38,664,164	(2,201,631)
0.2085% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/9/2021	7,059	19,304,734	(1,098,320)
(0.0215)% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	J.P. Morgan	12/9/2021	24,814	67,971,754	(3,729,023)
0.1285% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/13/2021	2,498	6,828,695	(391,150)
0.1285% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	2/16/2022	2,773	8,554,802	545,428

					$213,967,044	$(11,629,094)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 69.7%
Administrative and Support Services - 4.9%
88,967	Accenture PLC Class A ADR (Ireland)	$21,522,897
60,217	Automatic Data Processing, Inc.	9,943,031
16,237	Broadridge Financial Solutions, Inc.	2,294,450
11,708	FleetCor Technologies, Inc. (a)	2,842,117
12,540	Gartner, Inc. (a)	1,904,951
238,110	Visa, Inc. Class A	46,014,758

		84,522,204

Amusement, Gambling, and Recreation Industries - 0.4%
42,032	Global Payments, Inc.	7,419,489

Computer and Electronic Product Manufacturing - 32.5%
168,887	Advanced Micro Devices, Inc. (a)	14,463,483
42,009	Amphenol Corp. Class A	5,246,084
51,887	Analog Devices, Inc.	7,644,512
2,062,981	Apple, Inc.	272,230,973
7,652	Arista Networks, Inc. (a)	2,353,449
56,802	Broadcom, Inc.	25,589,301
593,353	Cisco Systems, Inc.	26,451,677
17,389	Enphase Energy, Inc. (a)	3,170,884
18,418	FLIR System, Inc.	958,657
18,918	Fortinet, Inc. (a)	2,738,380
192,871	HP, Inc.	4,694,480
575,449	Intel Corp.	31,943,174
125,123	International Business Machines Corp.	14,903,400
26,020	Keysight Technologies, Inc. (a)	3,684,172
37,536	Maxim Integrated Products, Inc.	3,292,283
36,563	Microchip Technology, Inc.	4,976,590
156,323	Micron Technology, Inc. (a)	12,235,401
23,805	Motorola Solutions, Inc.	3,988,528
31,369	NetApp, Inc.	2,084,156
86,923	NVIDIA Corp.	45,164,322
16,015	Qorvo, Inc. (a)	2,736,643
158,816	Qualcomm, Inc.	24,819,764
31,387	Seagate Technology PLC ADR (Ireland)	2,075,308
23,324	Skyworks Solutions, Inc.	3,947,587
23,320	Teradyne, Inc.	2,646,354
128,899	Texas Instruments, Inc.	21,357,275
34,438	Trimble, Inc. (a)	2,269,809
23,656	Vontier Corp. (a)	767,164
42,721	Western Digital Corp.	2,410,746
34,420	Xilinx, Inc.	4,494,219
7,485	Zebra Technologies Corp. Class A (a)	2,902,908

		558,241,683

Credit Intermediation and Related Activities - 3.0%
87,133	Fidelity National Information Services, Inc.	10,757,440
123,534	MasterCard, Inc. Class A	39,072,569
57,731	Western Union Co.	1,285,669

		51,115,678

Data Processing, Hosting and Related Services - 0.6%
80,747	Fiserv, Inc. (a)	8,291,910
180,721	Hewlett Packard Enterprise Co.	2,230,097

		10,522,007

Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
107,284	Corning, Inc.	3,848,277
5,012	IPG Photonics Corp. (a)	1,119,831
46,440	TE Connectivity Ltd. ADR (Switzerland)	5,591,376

		10,559,484

Machinery Manufacturing - 1.3%
128,246	Applied Materials, Inc.	12,398,823
20,223	Lam Research Corp.	9,786,921

		22,185,744

Merchant Wholesalers, Durable Goods - 0.4%
21,692	KLA-Tencor Corp.	6,075,278
23,399	Xerox Corp.	492,081

		6,567,359

Professional, Scientific, and Technical Services - 2.2%
20,077	CDW Corp.	2,643,338
75,073	Cognizant Technology Solutions Corp. Class A	5,851,940
35,728	DXC Technology Co.	1,007,530
8,652	F5 Networks, Inc. (a)	1,695,359
10,717	Jack Henry & Associates, Inc.	1,551,715
46,303	Juniper Networks, Inc.	1,130,719
18,788	Leidos Holdings, Inc.	1,992,655
44,930	Paychex, Inc.	3,923,288
27,396	ServiceNow, Inc. (a)	14,880,411
14,101	VeriSign, Inc. (a)	2,736,581

		37,413,536

Publishing Industries (except Internet) - 21.6%
67,365	Adobe Systems, Inc. (a)	30,905,041
22,860	Akamai Technologies, Inc. (a)	2,538,146
12,059	ANSYS, Inc. (a)	4,273,348
30,879	Autodesk, Inc. (a)	8,566,761
39,170	Cadence Design Systems, Inc. (a)	5,107,376
17,287	Citrix Systems, Inc.	2,304,530
36,893	Intuit, Inc.	13,326,858
1,061,659	Microsoft Corp.	246,262,422
83,113	NortonLifeLock, Inc.	1,751,191
266,361	Oracle Corp.	16,096,195
6,878	Paycom Software, Inc. (a)	2,611,852
128,486	Salesforce.com, Inc. (a)	28,981,302
21,433	Synopsys, Inc. (a)	5,475,060
5,661	Tyler Technologies, Inc. (a)	2,393,414

		370,593,496

Telecommunications - 2.2%
164,531	PayPal Holdings, Inc. (a)	38,551,259

	TOTAL COMMON STOCKS (Cost $1,107,395,404)	$1,197,691,939

SHORT TERM INVESTMENTS - 24.4%
Money Market Funds - 24.4%
379,465,778	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)(c)	$379,465,778
40,030,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	40,030,002
245,814	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	245,814

	TOTAL SHORT TERM INVESTMENTS (Cost $419,741,594)	$419,741,594

	TOTAL INVESTMENTS (Cost $1,527,136,998) - 94.1% (d)	$1,617,433,533
	Other Assets in Excess of Liabilities - 5.9%	101,450,286

	TOTAL NET ASSETS - 100.0%	$1,718,883,819

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,382,535,218.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	4/9/2021	366,686	$475,695,132	$640,591
Total return of Technology Select Sector Index	0.7685 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	345,444	437,395,762	11,142,992
Total return of Technology Select Sector Index	0.5300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	570,581	716,787,262	24,473,146
Total return of Technology Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	558,810	699,300,422	26,645,146
Total return of Technology Select Sector Index	0.8185 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	448,951	581,810,399	1,287,554
Total return of Technology Select Sector Index	0.5285 % representing 1 month LIBOR rate + spread	Barclays	1/7/2022	235,000	304,895,427	383,234
Total return of Technology Select Sector Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	432,025	565,248,549	(4,168,801)
Total return of Technology Select Sector Index	0.8785 % representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	90,000	119,227,858	(2,322,239)

					$3,900,360,811	$58,081,623

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.3%
Money Market Funds - 69.3%
20,352,920	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$20,352,920
1,610,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (a)	1,610,000
28,442,234	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	28,442,234

	TOTAL SHORT TERM INVESTMENTS (Cost $50,405,154) (b)	$50,405,154

	TOTAL INVESTMENTS (Cost $50,405,154) - 69.3%	$50,405,154
	Other Assets in Excess of Liabilities - 30.7%	22,320,360

	TOTAL NET ASSETS - 100.0%	$72,725,514

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,405,154.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1285% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	8/18/2021	13,568	14,401,770	(3,299,749)
0.4285% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse Capital LLC	12/7/2021	25,634	32,999,445	(301,789)
0.3300% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/9/2021	16,628	20,865,313	(744,123)
0.2785% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/9/2021	25,835	32,835,252	(742,680)
0.1285% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/9/2021	47,480	61,142,779	(556,977)
0.3785% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2021	23,802	31,161,481	238,174
0.1248% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Barclays	2/24/2022	15,000	19,720,811	233,019

					$213,126,851	$(5,174,125)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 52.6%
Air Transportation - 5.4%
10,520	Alaska Air Group, Inc.	$513,692
10,520	American Airlines Group, Inc.	180,628
10,520	Delta Air Lines, Inc.	399,339
10,520	JetBlue Airways Corp. (a)	150,857
10,520	Southwest Airlines Co.	462,249
10,520	United Continental Holdings, Inc. (a)	420,695

		2,127,460

Couriers and Messengers - 10.4%
10,520	FedEx Corp.	2,475,777
10,520	United Parcel Service, Inc. Class B	1,630,600

		4,106,377

Rail Transportation - 19.2%
10,520	CSX Corp.	902,143
10,520	Kansas City Southern Railway Co.	2,132,089
10,520	Norfolk Southern Corp.	2,489,242
10,520	Union Pacific Corp.	2,077,384

		7,600,858

Rental and Leasing Services - 1.1%
10,520	Avis Budget Group, Inc. (a)	434,897

Support Activities for Transportation - 6.2%
10,520	C.H. Robinson Worldwide, Inc.	900,091
10,520	Expeditors International of Washington, Inc.	941,750
10,520	Matson, Inc.	629,096

		2,470,937

Truck Transportation - 8.9%
10,520	J.B. Hunt Transport Services, Inc.	1,416,623
10,520	Landstar System, Inc.	1,466,488
10,520	Ryder System, Inc.	658,447

		3,541,558

Water Transportation - 1.4%
10,520	Kirby Corp. (a)	533,995

	TOTAL COMMON STOCKS (Cost $20,482,170)	$20,816,082

SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
3,031,154	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,031,154
3,750,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (b)	3,750,001
5,085,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	5,085,081

	TOTAL SHORT TERM INVESTMENTS (Cost $11,866,236)	$11,866,236

	TOTAL INVESTMENTS (Cost $32,348,406) - 82.5% (c)	$32,682,318
	Other Assets in Excess of Liabilities - 17.5%	6,949,406

	TOTAL NET ASSETS - 100.0%	$39,631,724

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,680,274.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Transportation Average Index	0.6285 % representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	1,240	$11,044,343	$4,005,751
Total return of Dow Jones Transportation Average Index	0.4785 % representing 1 month LIBOR rate + spread	Barclays	11/26/2021	1,113	14,408,076	(956,953)
Total return of Dow Jones Transportation Average Index	0.8285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	1,757	22,278,625	(1,050,551)
Total return of Dow Jones Transportation Average Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	3,392	43,163,912	(2,164,598)
Total return of Dow Jones Transportation Average Index	0.6285 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	612	7,765,772	(370,724)

					$98,660,728	$(537,075)

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
COMMON STOCKS - 73.0%
Utilities - 73.0%
10,286	AES Corp.	$250,875
3,862	Alliant Energy Corp.	187,886
3,824	Ameren Corp.	278,081
7,677	American Electric Power Co., Inc.	621,146
2,804	American Water Works Co., Inc.	445,892
1,948	Atmos Energy Corp.	173,372
8,426	CenterPoint Energy, Inc.	177,704
4,428	CMS Energy Corp.	251,865
5,291	Consolidated Edison, Inc.	374,497
12,617	Dominion Energy, Inc.	919,653
2,994	DTE Energy Co.	355,448
11,382	Duke Energy Corp.	1,069,908
5,853	Edison International	340,410
3,096	Entergy Corp.	295,142
3,507	Evergy, Inc.	188,431
5,302	Eversource Energy	463,925
15,089	Exelon Corp.	627,099
8,392	FirstEnergy Corp.	258,138
30,300	NextEra Energy, Inc.	2,450,361
5,925	NiSource, Inc.	131,239
3,777	NRG Energy, Inc.	156,406
1,741	Pinnacle West Capital Corp.	131,010
11,891	PPL Corp.	329,024
7,823	Public Service Enterprise Group, Inc.	441,452
4,462	Sempra Energy	552,217
16,336	Southern Co.	962,517
4,878	WEC Energy Group, Inc.	433,654
8,127	Xcel Energy, Inc.	520,047

	TOTAL COMMON STOCKS (Cost $13,365,068)	$13,387,399

SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
1,110,900	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$1,110,900
2,146,049	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	2,146,049

	TOTAL SHORT TERM INVESTMENTS (Cost $3,256,949)	$3,256,949

	TOTAL INVESTMENTS (Cost $16,622,017) - 90.8% (b)	$16,644,348
	Other Assets in Excess of Liabilities - 9.2%	1,680,710

	TOTAL NET ASSETS - 100.0%	$18,325,058

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,192,285.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	J.P. Morgan	4/30/2021	12,954	$8,397,567	$(194,444)
Total return of Utilities Select Sector Index	0.7285 % representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	18,883	11,871,623	34,442
Total return of Utilities Select Sector Index	0.5285 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	17,540	11,223,517	(169,287)
Total return of Utilities Select Sector Index	0.5785 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	16,629	10,401,273	85,624

					$41,893,980	$(243,665)

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 67.7%
114,463	iShares 7-10 Year Treasury Bond ETF (a)	$13,579,890

	TOTAL INVESTMENT COMPANIES (Cost $12,863,633)	$13,579,890

SHORT TERM INVESTMENTS - 18.3%
Money Market Funds - 18.3%
3,423,602	Dreyfus Government Cash Management Institutional Shares, 0.03% (b)	$3,423,602
259,738	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (b)	259,738

	TOTAL SHORT TERM INVESTMENTS (Cost $3,683,340)	$3,683,340

	TOTAL INVESTMENTS (Cost $16,546,973) - 86.0% (c)	$17,263,230
	Other Assets in Excess of Liabilities - 14.0%	2,810,525

	TOTAL NET ASSETS - 100.0%	$20,073,755

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2021.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,786,224.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5015)% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	124,612	$13,922,272	$1,081,818
Total return of iShares 7-10 Year Treasury Bond ETF	(0.5015)% representing 1 month LIBOR rate + spread	BNP Paribas	10/20/2021	3,355	409,387	(9,608)
Total return of iShares 7-10 Year Treasury Bond ETF	0.5785% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/7/2021	61,657	7,388,869	(76,304)
Total return of iShares 7-10 Year Treasury Bond ETF	0.4300% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	16,369	1,960,843	(19,076)
Total return of iShares 7-10 Year Treasury Bond ETF	0.3285% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	187,142	22,385,864	(181,674)

					$46,067,235	$795,156

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.7%
Money Market Funds - 68.7%
3,342,989	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$3,342,989
1,484,220	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	1,484,220

	TOTAL SHORT TERM INVESTMENTS (Cost $4,827,209) (b)	$4,827,209

	TOTAL INVESTMENTS (Cost $4,827,209) - 68.7%	$4,827,209
	Other Assets in Excess of Liabilities - 31.3%	2,199,617

	TOTAL NET ASSETS - 100.0%	$7,026,826

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,827,209.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
(0.8015)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	2/17/2021	94,943	10,601,892	(863,613)
(0.8215)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	4/19/2021	2,656	316,467	1,075
(0.8015)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	4/21/2021	6,639	778,931	(19,788)
0.2585 % representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse Capital LLC	12/7/2021	73,447	8,760,318	43,566

					$20,457,608	$(838,760)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
INVESTMENT COMPANIES - 66.2%
1,117,067	iShares 20+ Year Treasury Bond ETF (a)(b)	$169,794,184

	TOTAL INVESTMENT COMPANIES (Cost $168,923,652)	$169,794,184

SHORT TERM INVESTMENTS - 38.1%
Money Market Funds - 38.1%
90,880,873	Dreyfus Government Cash Management Institutional Shares, 0.03% (c)(d)	$90,880,873
6,839,987	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (c)	6,839,987

	TOTAL SHORT TERM INVESTMENTS (Cost $97,720,860)	$97,720,860

	TOTAL INVESTMENTS (Cost $266,644,512) - 104.3% (e)	$267,515,044
	Liabilities in Excess of Other Assets - (4.3)%	(11,005,781)

	TOTAL NET ASSETS - 100.0%	$256,509,263

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2021.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $198,233,740.

Long Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 20+ Year Treasury Bond ETF	0.4300 % representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2021	867,035	$136,566,683	$(4,735,418)
Total return of iShares 20+ Year Treasury Bond ETF	0.4985 % representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2021	989,925	153,976,654	(3,495,504)
Total return of iShares 20+ Year Treasury Bond ETF	0.4285 % representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2021	504,884	79,175,909	(2,403,284)
Total return of iShares 20+ Year Treasury Bond ETF	0.2785 % representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2021	621,298	96,634,536	(2,185,735)
Total return of iShares 20+ Year Treasury Bond ETF	0.3985 % representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	962,483	151,475,575	(5,101,838)

					$617,829,357	$(17,921,779)

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

January 31, 2021

Shares		Fair Value
SHORT TERM INVESTMENTS - 53.9%
Money Market Funds - 53.9%
26,467,201	Dreyfus Government Cash Management Institutional Shares, 0.03% (a)	$26,467,201
45,361,608	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.01% (a)	45,361,608

	TOTAL SHORT TERM INVESTMENTS (Cost $71,828,809) (b)	$71,828,809

	TOTAL INVESTMENTS (Cost $71,828,809) - 53.9%	$71,828,809
	Other Assets in Excess of Liabilities - 46.1%	61,453,746

	TOTAL NET ASSETS - 100.0%	$133,282,555

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2021.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $71,828,809.

Short Total Return Swap Contracts (Unaudited)

January 31, 2021

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1785 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	4/21/2021	218,827	$33,366,152	$(441,429)
(0.0715) % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	5/28/2021	456,163	71,902,221	2,312,773
0.1785 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	11/17/2021	150,000	24,196,739	1,351,836
(0.1215) % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/7/2021	415,542	65,165,296	1,925,320
0.1585 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/9/2021	656,239	100,916,429	1,167,176
0.0285 % representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/13/2021	733,849	112,779,763	1,220,086

					$408,326,600	$7,535,762

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2021:

	Asset Class							Liability Class
			Level 1				Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—	$68,210,229	$5,721,599	$—	$—	$—
Direxion Connected Consumer ETF	—	10,967,714	—	—	17,192	—	—	—	—
Direxion Dynamic Hedge ETF	6,015,652	—	—	—	244,870	—	—	—	(1,304)
Direxion Fallen Knives ETF	—	8,030,642	—	—	12,666	—	—	—	—
Direxion Flight to Safety Strategy ETF (Consolidated)	12,421,055	4,854,930	—	—	1,350,817	—	—	(3,790)	—
Direxion High Growth ETF	—	8,854,512	—	—	9,301	—	—	—	—
Direxion Moonshot Innovators ETF	—	62,958,861	—	—	52,979	—	—	—	—
Direxion MSCI USA ESG - Leaders vs. Laggards ETF	—	8,381,221	—	320,002	3,279	—	—	—	(121,302)
Direxion NASDAQ-100® Equal Weighted Index Shares	—	370,515,636	—	1,831,957	422,323	—	—	—	—
Direxion S&P 500® High minus Low Quality ETF	—	8,150,579	—	6,129	472,835	—	140,990	—	—
Direxion Work From Home ETF	—	142,522,641	—	—	382,155	—	—	—	—
Direxion World Without Waste ETF	—	5,339,458	—	—	7,755	—	—	—	—
Direxion Russell 1000® Growth Over Value ETF	19,797,110	—	—	14,098	1,131,615	—	164,912	—	(1,865)
Direxion Russell 1000® Value Over Growth ETF	27,241,454	—	—	312,077	551,808	—	2,791	—	(145,742)
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	66,504,675	205,563,334	—	1,921,894	—	(12,044,025)
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	32,319,344	110,014,857	—	—	—	(1,175,666)
Direxion Daily CSI 300 China A Share Bull 2X Shares	35,425,568	—	—	96,773,013	71,674,538	—	10,222,383	—	(3,000,315)
Direxion Daily CSI China Internet Index Bull 2X Shares	41,477,462	—	—	31,242,311	19,624,650	—	992,899	—	(3,880,430)
Direxion Daily S&P 500® Bull 2X Shares	20,407,222	—	—	61,761	93,336	—	344,488	—	—
Direxion Daily Latin America Bull 2X Shares	9,898,869	—	—	9,865,324	10,295,658	—	—	—	(2,795,143)
Direxion Daily MSCI Brazil Bull 2X Shares	121,778,489	—	—	64,853,660	36,289,148	—	6,074,961	—	(10,545,475)
Direxion Daily MSCI India Bull 2X Shares	52,176,986	—	—	39,300,331	25,246,366	—	25,822,170	—	(3,751,572)
Direxion Daily Russia Bull 2X Shares	30,223,446	—	—	18,834,246	13,118,748	—	10,970,753	—	(1,174,006)
Direxion Daily Cloud Computing Bull 2X Shares	—	16,331,687	—	3,170,000	2,680,673	—	134,271	—	(293,320)
Direxion Daily Cloud Computing Bear 2X Shares	—	—	—	3,583,500	15,145,094	—	391,916	—	(166,165)
Direxion Daily Energy Bull 2X Shares	—	328,019,656	—	50,159,896	91,683,220	—	8,892,087	—	(16,902,005)
Direxion Daily Energy Bear 2X Shares	—	—	—	15,569,028	23,069,870	—	1,650,658	—	(879,454)
Direxion Daily Gold Miners Index Bull 2X Shares	555,386,582	—	—	291,719,719	245,442,153	—	—	—	(58,944,851)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	47,757,996	63,026,601	—	4,902,126	—	(698,840)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	258,380,899	—	—	229,671,534	257,534,761	—	67,668,940	—	(44,949,853)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	38,170,488	50,086,998	—	6,078,615	—	(4,108,767)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	34,847,628	—	—	10,086,989	15,594,198	—	3,668,129	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	116,670,048	—	—	173,610,038	257,114,407	—	43,592,945	—	(12,410,771)

	Asset Class							Liability Class
			Level 1				Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	41,337,828	45,930,034	—	1,977,297	—	(11,695,822)
Direxion Daily Mid Cap Bull 3X Shares	50,541,543	—	—	24,786,839	2,218,434	—	4,839,387	—	(4,267,691)
Direxion Daily S&P 500® Bull 3X Shares	1,115,176,352	—	—	304,857,066	168,609,579	—	26,158,433	—	(14,138,770)
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	397,225,779	174,969,519	—	2,999,221	—	(57,303,753)
Direxion Daily Small Cap Bull 3X Shares	901,593,971	—	—	485,496,800	65,757,637	—	402,708,091	—	(5,803,455)
Direxion Daily Small Cap Bear 3X Shares	—	—	—	317,340,436	173,327,099	—	15,953,498	—	(62,573,587)
Direxion Daily FTSE China Bull 3X Shares	195,299,652	—	—	200,267,274	23,182,540	—	32,508,106	—	(22,570,926)
Direxion Daily FTSE China Bear 3X Shares	—	—	—	26,044,483	14,092,676	—	12,573	—	(3,181,964)
Direxion Daily FTSE Europe Bull 3X Shares	16,159,178	—	—	12,507,062	2,921,885	—	190,399	—	(1,115,260)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	104,083,883	—	—	137,269,860	43,692,473	—	12,755,128	—	(5,446,612)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	18,666,220	11,396,710	—	1,173,838	—	(2,667,225)
Direxion Daily MSCI Mexico Bull 3X Shares	7,642,490	—	—	9,238,488	3,609,291	—	418,166	—	(3,518,237)
Direxion Daily MSCI South Korea Bull 3X Shares	30,542,684	—	—	36,928,329	9,408,868	—	414,567	—	(12,887,320)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	190,016,758	—	81,771,869	6,862,118	—	—	—	(32,952,232)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	15,174,255	—	7,974,320	1,651,022	—	1,799,599	—	(234,465)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	27,817,468	—	12,851,533	4,469,659	—	2,193,972	—	(333,969)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	2,247,323	2,294,099	—	—	—	(148,835)
Direxion Daily Financial Bull 3X Shares	—	1,468,144,996	—	591,761,664	133,584,911	—	69,262,067	—	(147,734,999)
Direxion Daily Financial Bear 3X Shares	—	—	—	125,930,965	85,288,282	—	4,247,157	—	(4,039,085)
Direxion Daily Healthcare Bull 3X Shares	—	63,168,821	—	36,906,158	42,918,643	—	8,063,740	—	(892,384)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	226,579,662	—	76,164,911	39,685,354	—	46,612,258	—	(798,413)
Direxion Daily Industrials Bull 3X Shares	—	23,391,710	—	11,294,407	1,744,324	—	—	—	(3,400,411)
Direxion Daily MSCI Real Estate Bull 3X Shares	—	51,283,833	—	18,655,646	5,174,027	—	1,370,940	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	10,258,951	17,510,031	—	81,875	—	(1,468,758)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	10,437,593	—	5,442,586	2,243,760	—	167,560	—	(1,004,314)
Direxion Daily Regional Banks Bull 3X Shares	—	161,451,807	—	59,327,306	20,999,635	—	24,171,390	—	(14,229,390)
Direxion Daily Retail Bull 3X Shares	—	81,243,234	—	19,886,230	924,634	—	39,455,173	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	37,961,652	—	19,356,943	19,913,483	—	2,873,361	—	(5,332,094)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	23,705,768	12,323,607	—	2,150,924	—	(1,882,165)
Direxion Daily S&P Biotech Bull 3X Shares	—	114,632,616	—	195,527,202	70,586,423	—	76,727,354	—	(2,289,409)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	94,397,126	61,586,472	—	—	—	(26,199,377)
Direxion Daily Semiconductor Bull 3X Shares	—	1,965,192,786	—	568,972,171	319,955,107	—	102,616,176	—	(158,837,845)
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	65,130,538	34,420,023	—	1,645,597	—	(13,274,691)
Direxion Daily Technology Bull 3X Shares	—	1,197,691,939	—	419,741,594	298,712,334	—	64,572,663	—	(6,491,040)
Direxion Daily Technology Bear 3X Shares	—	—	—	50,405,154	28,870,380	—	471,193	—	(5,645,318)
Direxion Daily Transportation Bull 3X Shares	—	20,816,082	—	11,866,236	12,097,928	—	4,005,751	—	(4,542,826)
Direxion Daily Utilities Bull 3X Shares	—	13,387,399	—	3,256,949	2,190,329	—	120,066	—	(363,731)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	13,579,890	—	—	3,683,340	3,111,461	—	1,081,818	—	(286,662)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	4,827,209	3,061,505	—	44,641	—	(883,401)
Direxion Daily 20+ Year Treasury Bull 3X Shares	169,794,184	—	—	97,720,860	22,075,329	—	—	—	(17,921,779)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	71,828,809	59,205,252	—	7,977,191	—	(441,429)